UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	77.5
1 - 1.99%	10.6
2 - 2.99%	6.7
3 - 3.99%	5.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.6%

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	172,192,403	115,028,543
0.125% 2/15/52	162,265,264	107,786,794
0.25% 2/15/50	167,785,592	117,481,261
0.625% 2/15/43	132,591,906	108,863,792
0.75% 2/15/42	158,275,905	134,592,186
0.75% 2/15/45	181,089,537	149,792,777
0.875% 2/15/47	112,739,094	94,678,603
1% 2/15/46	89,510,313	77,720,551
1% 2/15/48	62,845,997	54,111,339
1% 2/15/49	33,688,448	28,999,776
1.375% 2/15/44	158,179,025	149,116,629
1.75% 1/15/28	165,062,911	163,172,735
2.125% 2/15/40	88,263,645	94,762,604
2.125% 2/15/41	68,862,269	73,940,577
2.375% 1/15/25	227,753,020	225,362,319
2.375% 1/15/27	131,660,849	132,335,779
2.5% 1/15/29	95,126,119	97,984,777
3.375% 4/15/32	36,482,235	41,500,639
3.625% 4/15/28	293,977,176	315,587,986
3.875% 4/15/29	109,916,427	121,459,868
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	240,229,008	233,010,403
0.125% 10/15/24	362,439,890	349,573,227
0.125% 4/15/25	202,721,192	192,843,534
0.125% 10/15/25	255,835,591	242,549,390
0.125% 4/15/26	160,412,766	150,422,642
0.125% 7/15/26	257,615,907	242,002,605
0.125% 10/15/26	345,572,607	323,088,540
0.125% 4/15/27	364,127,716	337,072,499
0.125% 1/15/30	249,667,350	224,017,138
0.125% 7/15/30	308,009,441	276,300,917
0.125% 1/15/31	347,969,504	309,352,520
0.125% 7/15/31	318,744,226	282,747,841
0.125% 1/15/32	355,560,813	313,133,431
0.25% 1/15/25	280,160,911	268,559,709
0.25% 7/15/29	275,895,759	251,985,937
0.375% 7/15/23	110,803	110,707
0.375% 7/15/25	363,242,756	347,605,449
0.375% 1/15/27	303,477,408	284,777,746
0.375% 7/15/27	359,200,766	336,760,617
0.5% 4/15/24	6,014	5,868
0.5% 1/15/28	335,999,939	314,333,769
0.625% 1/15/26	356,175,515	339,630,080
0.625% 7/15/32	376,401,655	346,105,136
0.75% 7/15/28	216,059,156	204,776,618
0.875% 1/15/29	253,552,190	240,050,069
1.125% 1/15/33	364,288,834	349,193,595
1.25% 4/15/28	123,388,360	119,413,241
1.5% 2/15/53	9,389,060	9,123,014
1.625% 10/15/27	38,300,592	37,743,203
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $10,205,604,648)		9,330,568,980

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $10,705,018)	10,702,877	10,705,018

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $10,216,309,666)	9,341,273,998
NET OTHER ASSETS (LIABILITIES) - 0.3%	27,097,892
NET ASSETS - 100.0%	9,368,371,890

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	37,622,311	430,701,842	457,619,135	503,121	-	-	10,705,018	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	265,125,000	508,056,591	773,181,591	218,470	-	-	-	0.0%
Total	302,747,311	938,758,433	1,230,800,726	721,591	-	-	10,705,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	9,330,568,980	-	9,330,568,980	-

Money Market Funds	10,705,018	10,705,018	-	-
Total Investments in Securities:	9,341,273,998	10,705,018	9,330,568,980	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,205,604,648)	$9,330,568,980
Fidelity Central Funds (cost $10,705,018)	10,705,018

Total Investment in Securities (cost $10,216,309,666)		$9,341,273,998
Receivable for investments sold		97,780,280
Receivable for fund shares sold		42,094,254
Interest receivable		25,598,475
Distributions receivable from Fidelity Central Funds		48,009
Other receivables		29,098
Total assets		9,506,824,114
Liabilities
Payable for investments purchased	$115,572,687
Payable for fund shares redeemed	22,372,822
Distributions payable	87,264
Accrued management fee	390,359
Other payables and accrued expenses	29,092
Total Liabilities		138,452,224
Net Assets		$9,368,371,890
Net Assets consist of:
Paid in capital		$10,474,128,161
Total accumulated earnings (loss)		(1,105,756,271)
Net Assets		$9,368,371,890
Net Asset Value , offering price and redemption price per share ($9,368,371,890 ÷ 1,018,741,249 shares)		$9.20

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$189,355,667
Income from Fidelity Central Funds (including $218,470 from security lending)		721,591
Total Income		190,077,258
Expenses
Management fee	$2,351,976
Independent trustees' fees and expenses	16,610
Total expenses before reductions	2,368,586
Expense reductions	(201)
Total expenses after reductions		2,368,385
Net Investment income (loss)		187,708,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(117,188,339)
Total net realized gain (loss)		(117,188,339)
Change in net unrealized appreciation (depreciation) on investment securities		113,643,676
Net gain (loss)		(3,544,663)
Net increase (decrease) in net assets resulting from operations		$184,164,210

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$187,708,873	$770,363,608
Net realized gain (loss)	(117,188,339)	(292,666,217)
Change in net unrealized appreciation (depreciation)	113,643,676	(1,875,046,947)
Net increase (decrease) in net assets resulting from operations	184,164,210	(1,397,349,556)
Distributions to shareholders	(3,554,125)	(772,691,228)

Share transactions
Proceeds from sales of shares	1,716,935,749	4,604,531,508
Reinvestment of distributions	3,279,093	714,010,214
Cost of shares redeemed	(1,788,503,611)	(5,664,287,113)

Net increase (decrease) in net assets resulting from share transactions	(68,288,769)	(345,745,391)
Total increase (decrease) in net assets	112,321,316	(2,515,786,175)

Net Assets
Beginning of period	9,256,050,574	11,771,836,749
End of period	$9,368,371,890	$9,256,050,574

Other Information
Shares
Sold	186,260,072	439,922,023
Issued in reinvestment of distributions	354,519	78,722,208
Redeemed	(193,941,417)	(547,695,637)
Net increase (decrease)	(7,326,826)	(29,051,406)

Fidelity® Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.02	$11.16	$11.04	$10.08	$9.49	$9.84
Income from Investment Operations
Net investment income (loss) A,B	.184	.748	.593	.157	.233	.262
Net realized and unrealized gain (loss)	(.001)	(2.088)	.058	.940	.555	(.398)
Total from investment operations	.183	(1.340)	.651	1.097	.788	(.136)
Distributions from net investment income	(.003)	(.800)	(.531)	(.027)	(.041)	(.031)
Distributions from net realized gain	-	-	-	(.110)	(.157)	(.183)
Total distributions	(.003)	(.800)	(.531)	(.137)	(.198)	(.214)
Net asset value, end of period	$9.20	$9.02	$11.16	$11.04	$10.08	$9.49
Total Return C,D	2.03%	(12.05)%	5.93%	10.90%	8.31%	(1.37)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05% G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	4.02% G	7.22%	5.27%	1.47%	2.34%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$9,368,372	$9,256,051	$11,771,837	$8,950,534	$7,066,927	$4,929,939
Portfolio turnover rate H	31% G	28%	22%	31%	33%	41% I,J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Inflation-Protected Bond Index Fund	$29,092

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,570,455
Gross unrealized depreciation	(872,492,492)
Net unrealized appreciation (depreciation)	$(868,922,037)
Tax cost	$10,210,196,035

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(157,662,968)
Long-term	(106,828,631)
Total capital loss carryforward	$(264,491,599)

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Inflation-Protected Bond Index Fund	$23,102	$-	$-

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $201.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Inflation-Protected Bond Index Fund	.05%
Actual		$ 1,000	$ 1,020.30	$ .25
Hypothetical- B		$ 1,000	$ 1,024.55	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.939241.110
PIB-I-PIB-AI-SANN-0823
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

Semi-Annual Report
June 30, 2023

Contents

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Investment Summary June 30, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	80.8
1 - 1.99%	12.6
2 - 2.99%	6.3
3 - 3.99%	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.7%.

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2023 (Unaudited) Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	166,671,706	164,763,107
2% 1/15/26	78,840,508	77,791,546
2.375% 1/15/25	239,961,294	237,442,443
2.375% 1/15/27	123,713,632	124,347,822
3.625% 4/15/28	18,381,076	19,732,303
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	414,219,049	401,772,242
0.125% 10/15/24	293,580,816	283,158,658
0.125% 4/15/25	367,464,692	349,559,853
0.125% 10/15/25	427,361,184	405,167,217
0.125% 4/15/26	199,230,613	186,823,005
0.125% 7/15/26	331,127,449	311,058,841
0.125% 10/15/26	347,809,600	325,179,987
0.125% 4/15/27	572,031,856	529,529,061
0.25% 1/15/25	421,578,906	404,121,717
0.375% 7/15/23	421,259,101	420,896,484
0.375% 7/15/25	368,832,652	352,954,704
0.375% 1/15/27	309,303,297	290,244,655
0.375% 7/15/27	514,724,258	482,568,176
0.5% 4/15/24	198,732,655	193,904,549
0.5% 1/15/28	179,004,668	167,461,970
0.625% 1/15/24	406,283,349	399,348,883
0.625% 1/15/26	112,350,466	107,131,446
1.25% 4/15/28	519,040,216	502,318,650
1.625% 10/15/27	208,195,464	205,165,594
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $7,349,267,947)		6,942,442,913

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $7,349,267,947)	6,942,442,913
NET OTHER ASSETS (LIABILITIES) - 0.3%	19,503,736
NET ASSETS - 100.0%	6,961,946,649

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	44,118,348	1,232,992,446	1,277,110,794	1,914,411	-	-	-	0.0%
Total	44,118,348	1,232,992,446	1,277,110,794	1,914,411	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	6,942,442,913	-	6,942,442,913	-

Total Investments in Securities:	6,942,442,913	-	6,942,442,913	-
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $7,349,267,947):		$6,942,442,913
Receivable for investments sold		49,267,604
Receivable for fund shares sold		149,382,349
Interest receivable		14,287,361
Distributions receivable from Fidelity Central Funds		29,037
Total assets		7,155,409,264
Liabilities
Payable to custodian bank	$1,289,699
Payable for investments purchased	191,661,391
Payable for fund shares redeemed	504,004
Other payables and accrued expenses	7,521
Total Liabilities		193,462,615
Net Assets		$6,961,946,649
Net Assets consist of:
Paid in capital		$7,373,028,622
Total accumulated earnings (loss)		(411,081,973)
Net Assets		$6,961,946,649
Net Asset Value , offering price and redemption price per share ($6,961,946,649 ÷ 738,205,426 shares)		$9.43

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$94,217,721
Income from Fidelity Central Funds		1,914,411
Total Income		96,132,132
Expenses
Custodian fees and expenses	$13,968
Independent trustees' fees and expenses	11,604
Total expenses before reductions	25,572
Expense reductions	(10,507)
Total expenses after reductions		15,065
Net Investment income (loss)		96,117,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,426,154)
Total net realized gain (loss)		(29,426,154)
Change in net unrealized appreciation (depreciation) on investment securities		36,879,121
Net gain (loss)		7,452,967
Net increase (decrease) in net assets resulting from operations		$103,570,034

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,117,067	$325,376,783
Net realized gain (loss)	(29,426,154)	(74,330,381)
Change in net unrealized appreciation (depreciation)	36,879,121	(438,607,987)
Net increase (decrease) in net assets resulting from operations	103,570,034	(187,561,585)
Distributions to shareholders	-	(321,403,836)
Distributions to shareholders from tax return of capital	-	(7,063,045)

Total Distributions	-	(328,466,881)
Share transactions
Proceeds from sales of shares	794,619,823	5,984,686,737
Reinvestment of distributions	-	328,466,347
Cost of shares redeemed	(443,693,234)	(3,489,663,060)

Net increase (decrease) in net assets resulting from share transactions	350,926,589	2,823,490,024
Total increase (decrease) in net assets	454,496,623	2,307,461,558

Net Assets
Beginning of period	6,507,450,026	4,199,988,468
End of period	$6,961,946,649	$6,507,450,026

Other Information
Shares
Sold	84,415,878	600,008,830
Issued in reinvestment of distributions	-	35,243,170
Redeemed	(47,258,514)	(352,053,102)
Net increase (decrease)	37,157,364	283,198,898

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.134	.531	.127
Net realized and unrealized gain (loss)	.016	(.814)	.005
Total from investment operations	.150	(.283)	.132
Distributions from net investment income	-	(.477)	(.071)
Tax return of capital	-	(.010)	(.011)
Total distributions	-	(.487)	(.082)
Net asset value, end of period	$9.43	$9.28	$10.05
Total Return D,E	1.62%	(2.84)%	1.33%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-% I
Expenses net of all reductions H	-% I	-%	-% I
Net investment income (loss)	2.88% I	5.38%	3.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,961,947	$6,507,450	$4,199,988
Portfolio turnover rate J	30% I	21% K	33% K

A For the period August 13, 2021 (commencement of operations) through December 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Investment Summary June 30, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	71.9
1 - 1.99%	18.0
2 - 2.99%	5.5
3 - 3.99%	4.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.5%.

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Schedule of Investments June 30, 2023 (Unaudited) Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	237,186,652	158,446,217
0.125% 2/15/52	427,839,776	284,198,087
0.25% 2/15/50	198,148,323	138,740,845
0.625% 2/15/43	309,676,678	254,258,185
0.75% 2/15/42	360,347,133	306,426,353
0.75% 2/15/45	279,344,602	231,066,932
0.875% 2/15/47	182,563,714	153,317,512
1% 2/15/46	288,721,428	250,692,773
1% 2/15/48	223,079,547	192,074,811
1% 2/15/49	153,150,791	131,835,656
1.375% 2/15/44	295,757,979	278,813,407
1.75% 1/15/28	5,910,257	5,842,577
2.125% 2/15/40	108,549,153	116,541,758
2.125% 2/15/41	215,491,386	231,382,986
2.375% 1/15/27	125,007	125,648
2.5% 1/15/29	157,855,750	162,599,511
3.375% 4/15/32	214,805,268	244,353,334
3.625% 4/15/28	224,324	240,815
3.875% 4/15/29	166,371,958	183,844,367
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30	589,729,223	529,141,887
0.125% 7/15/30	611,232,601	548,308,284
0.125% 1/15/31	721,455,614	641,389,862
0.125% 7/15/31	659,225,145	584,777,608
0.125% 1/15/32	695,275,148	612,311,270
0.25% 7/15/29	578,574,872	528,434,115
0.375% 1/15/27	48,476	45,489
0.375% 7/15/27	731,440	685,746
0.625% 7/15/32	693,080,218	637,294,283
0.75% 7/15/28	486,798,703	461,378,237
0.875% 1/15/29	583,334,032	552,270,420
1.125% 1/15/33	772,267,886	740,266,993
1.5% 2/15/53	64,090,540	62,274,489
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $10,844,992,754)		9,223,380,457

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $10,844,992,754)	9,223,380,457
NET OTHER ASSETS (LIABILITIES) - 0.5%	43,215,100
NET ASSETS - 100.0%	9,266,595,557

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	10,966,988	219,848,592	230,815,580	296,867	-	-	-	0.0%
Total	10,966,988	219,848,592	230,815,580	296,867	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	9,223,380,457	-	9,223,380,457	-

Total Investments in Securities:	9,223,380,457	-	9,223,380,457	-
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $10,844,992,754):		$9,223,380,457
Receivable for fund shares sold		281,139,412
Interest receivable		26,841,234
Distributions receivable from Fidelity Central Funds		22,171
Total assets		9,531,383,274
Liabilities
Payable to custodian bank	$2,841,132
Payable for investments purchased	257,865,668
Payable for fund shares redeemed	4,072,186
Other payables and accrued expenses	8,731
Total Liabilities		264,787,717
Net Assets		$9,266,595,557
Net Assets consist of:
Paid in capital		$11,218,294,860
Total accumulated earnings (loss)		(1,951,699,303)
Net Assets		$9,266,595,557
Net Asset Value , offering price and redemption price per share ($9,266,595,557 ÷ 1,172,877,905 shares)		$7.90

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$173,496,584
Income from Fidelity Central Funds		296,867
Total Income		173,793,451
Expenses
Custodian fees and expenses	$17,553
Independent trustees' fees and expenses	15,419
Total expenses before reductions	32,972
Expense reductions	(1,203)
Total expenses after reductions		31,769
Net Investment income (loss)		173,761,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(302,622,278)
Total net realized gain (loss)		(302,622,278)
Change in net unrealized appreciation (depreciation) on investment securities		348,917,171
Net gain (loss)		46,294,893
Net increase (decrease) in net assets resulting from operations		$220,056,575

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,761,682	$539,846,813
Net realized gain (loss)	(302,622,278)	(201,908,106)
Change in net unrealized appreciation (depreciation)	348,917,171	(2,017,121,699)
Net increase (decrease) in net assets resulting from operations	220,056,575	(1,679,182,992)
Distributions to shareholders	(1,344,592)	(540,451,982)

Share transactions
Proceeds from sales of shares	1,056,206,260	5,669,086,598
Reinvestment of distributions	1,344,592	540,451,919
Cost of shares redeemed	(593,955,417)	(2,623,869,524)

Net increase (decrease) in net assets resulting from share transactions	463,595,435	3,585,668,993
Total increase (decrease) in net assets	682,307,418	1,366,034,019

Net Assets
Beginning of period	8,584,288,139	7,218,254,120
End of period	$9,266,595,557	$8,584,288,139

Other Information
Shares
Sold	133,130,844	617,190,370
Issued in reinvestment of distributions	169,366	68,307,939
Redeemed	(74,748,238)	(283,952,822)
Net increase (decrease)	58,551,972	401,545,487

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.70	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.153	.579	.158
Net realized and unrealized gain (loss)	.048	(2.494)	.061
Total from investment operations	.201	(1.915)	.219
Distributions from net investment income	(.001)	(.514)	(.089)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.001)	(.515)	(.089)
Net asset value, end of period	$7.90	$7.70	$10.13
Total Return D,E	2.61%	(19.04)%	2.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-% I
Expenses net of all reductions H	-% I	-%	-% I
Net investment income (loss)	3.90% I	6.57%	4.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$9,266,596	$8,584,288	$7,218,254
Portfolio turnover rate J	44% I	31% K	31% K

A For the period August 13, 2021 (commencement of operations) through December 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1.   Organization.
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3.   Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to tax return of capital distribution, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$7,357,821,168	$1,201	$(415,379,456)	$(415,378,255)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10,911,119,669	2,326,139	(1,690,065,351)	(1,687,739,212)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$(61,780,061)	$(-)	$(61,780,061)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	(159,114,575)	(2,720,803)	(161,835,378)

4.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	168,043,611	1,682,449,262
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	121,238,925	1,140,434,136
5.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6.   Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$10,507
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,203
7.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

8.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	-%- D
Actual		$ 1,000	$ 1,016.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	-%- D
Actual		$ 1,000	$ 1,026.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9901940.101
SYI-SANN-0823
Fidelity® SAI Municipal Income Fund

Semi-Annual Report
June 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Illinois	10.4
New York	8.8
Other	7.9
New Jersey	7.6
Pennsylvania	5.7

Revenue Sources (% of Fund's net assets)
General Obligations	19.6
Transportation	17.3
Health Care	12.9
Special Tax	9.0
Housing	7.9
Education	7.8
State G.O.	6.8
Others* (Individually Less Than 5%)	18.7
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.1%
	Principal Amount (a)	Value ($)
Alabama - 3.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	155,000	164,242
Black Belt Energy Gas District Bonds:
Series 2022 B1, 4%, tender 10/1/27 (b)	4,705,000	4,650,593
Series 2022 C1, 5.25%, tender 6/1/29 (b)	19,000,000	19,889,553
Series 2022 F, 5.5%, tender 12/1/28 (b)	15,000,000	15,834,261
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 2/1/26	1,840,000	1,892,241
Series 2021 A, 3% 2/1/46	1,000,000	733,251
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	145,000	151,918
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	2,080,000	2,067,971
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 4.13%, tender 6/16/26 (b)	795,000	795,000
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/33	255,000	249,822
5% 3/1/36	460,000	434,996
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)	7,400,000	7,868,766
TOTAL ALABAMA		54,732,614
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	175,000	178,643
4% 12/1/29	290,000	305,819
5% 12/1/28	400,000	439,086
5% 6/1/29	300,000	331,957
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	230,000	220,384
Alaska Muni. Bond Bank Series 2016 4, 5% 12/1/29 (c)	1,690,000	1,751,024
TOTAL ALASKA		3,226,913
Arizona - 2.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.278%, tender 1/1/37 (b)(d)	150,000	140,613
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	230,000	231,396
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A, 3% 2/1/45	3,625,000	2,801,105
Series 2021 A, 5% 2/1/29	410,000	451,639
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	55,000	33,000
5% 5/1/51	55,000	33,000
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	340,000	382,222
5% 7/1/38	550,000	615,345
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	10,695,000	10,944,646
Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (b)(c)	370,000	369,297
Coconino County Poll. Cont. Corp. Rev. Bonds:
(Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	900,000	902,842
(Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	545,000	547,116
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	130,000	140,355
5% 7/1/31	190,000	204,391
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	15,000	12,995
5% 7/1/48	20,000	15,923
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	175,000	183,853
Series 2021 A, 4% 9/1/51	295,000	270,640
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	201,340
6% 1/1/48 (e)	395,000	285,176
Maricopa County Rev.:
Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	2,110,000	2,204,232
Series 2023 A2, 5%, tender 5/15/28 (b)	2,180,000	2,349,737
Series 2016 A, 5% 1/1/33	305,000	321,261
Series 2017 D, 3% 1/1/48	1,260,000	967,826
Series 2019 E, 3% 1/1/49	745,000	567,530
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (c)	55,000	58,014
5% 7/1/36 (c)	90,000	93,938
5% 7/1/37 (c)	65,000	67,534
Series 2017 B:
5% 7/1/29	125,000	134,762
5% 7/1/33	175,000	187,959
5% 7/1/36	205,000	217,789
5% 7/1/37	125,000	132,190
Series 2019 B, 5% 7/1/35 (c)	720,000	770,286
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	410,000	449,790
Pima County Indl. Dev. Auth. Rev. Series 2021 A:
3% 4/1/51	8,100,000	5,736,634
4% 4/1/46	1,905,000	1,747,520
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	450,000	483,702
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	480,000	343,923
TOTAL ARIZONA		35,601,521
California - 2.6%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	170,103
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,000,000	920,488
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	10,000	10,021
Series 2016, 5% 9/1/29	110,000	117,053
Series 2020, 4% 11/1/37	575,000	595,210
Series 2022:
4.75% 12/1/42	1,825,000	1,949,047
5% 4/1/47	3,050,000	3,393,192
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	1,857,077	1,737,513
Series 2023 A1, 4.375% 9/20/36	2,618,620	2,613,197
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,685,000	1,667,983
Series 2022 C:
5% 8/1/31	190,000	224,168
5% 8/1/34	350,000	408,752
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	195,000	117,000
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	67,509
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/33 (Build America Mutual Assurance Insured) (c)	1,000,000	1,128,622
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	250,000	211,097
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	255,000	200,571
Long Beach Unified School District Series 2009, 5.5% 8/1/29	10,000	10,016
Los Angeles Dept. Arpt. Rev. Series 2019 F, 5% 5/15/31 (c)	1,330,000	1,439,048
Los Angeles Dept. of Wtr. & Pwr. Rev. Series B, 5% 7/1/50	1,435,000	1,558,707
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/40	30,000	33,224
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (c)	255,000	263,508
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	185,820
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	285,000	310,100
4% 8/1/32	400,000	434,663
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	90,000	93,735
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	300,000	220,736
Series 2011, 0% 8/1/46	60,000	20,332
Series B:
0% 8/1/37	395,000	225,909
0% 8/1/39	1,200,000	621,461
0% 8/1/41	200,000	92,803
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	50,000	50,633
5% 9/1/26	65,000	66,842
5% 9/1/29	135,000	139,023
5% 9/1/31	60,000	61,593
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	226,383
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	685,000	758,869
5% 5/1/52	1,160,000	1,275,666
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	180,000	123,742
Series 2008 E, 0% 7/1/47 (f)	440,000	323,802
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/35 (c)	360,000	385,150
5% 5/1/49 (c)	3,960,000	4,083,393
Series 2019 B, 5% 5/1/49	275,000	290,950
Series 2019 E, 5% 5/1/50 (c)	395,000	406,950
Series 2022 A:
5% 5/1/26 (c)	920,000	956,126
5% 5/1/27 (c)	930,000	978,997
5% 5/1/28 (c)	1,245,000	1,328,037
5% 5/1/29 (c)	835,000	902,627
Series 2022 B, 5% 5/1/52	2,525,000	2,723,432
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,075,000	370,938
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	250,123
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	230,000	235,242
TOTAL CALIFORNIA		36,980,106
Colorado - 3.4%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	125,000	126,447
5% 10/1/43	160,000	159,780
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	85,000	84,424
4% 9/1/36	65,000	63,704
5% 9/1/46	370,000	374,289
Bonds Series 2023 A1, 5%, tender 11/15/28 (b)(g)	2,860,000	3,124,026
Series 2019 A:
5% 11/1/25	540,000	559,303
5% 11/15/39	700,000	756,639
Series 2019 A1, 4% 8/1/44	4,960,000	4,632,923
Series 2019 A2:
3.25% 8/1/49	1,070,000	780,291
4% 8/1/49	1,240,000	1,133,532
5% 8/1/44	4,585,000	4,733,281
Series 2020 A, 4% 9/1/50	305,000	268,422
Series 2022 A, 5% 5/15/47	2,030,000	2,171,666
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	135,000	134,717
Series 2019 H, 4.25% 11/1/49	240,000	239,648
Series 2021 E, 3% 11/1/51	625,000	602,190
Series 2022 F, 5.25% 11/1/52	605,000	626,771
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	1,030,000	1,143,913
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (c)	175,000	182,951
5% 11/15/27 (c)	150,000	159,135
Series 2018 A:
4% 12/1/43 (c)	9,260,000	8,860,213
5% 12/1/30 (c)	390,000	428,272
5% 12/1/34 (c)	260,000	293,122
5% 12/1/36 (c)	255,000	268,160
5% 12/1/37 (c)	505,000	528,454
Series 2022 A, 5% 11/15/33 (c)	3,815,000	4,263,937
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,550,000	1,692,368
5% 9/15/46	2,375,000	2,588,844
Series 2020 B:
5% 9/15/28	770,000	854,932
5% 9/15/29	1,430,000	1,620,001
Denver Health & Hosp. Auth. Healthcare Rev. Series 2019 A:
4% 12/1/38	1,250,000	1,133,535
4% 12/1/39	1,720,000	1,542,087
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	705,000	783,251
5% 9/1/40	820,000	828,536
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	305,000	293,184
Series 2021 C3B, 2%, tender 10/15/26 (b)	260,000	246,441
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	47,000	49,524
Series 2020, 5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	82,554
TOTAL COLORADO		48,415,467
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	145,000	149,856
Series 2016 B, 5% 5/15/26	365,000	385,079
Series 2018 A, 5% 4/15/37	680,000	728,257
Series 2018 F:
5% 9/15/23	130,000	130,458
5% 9/15/24	165,000	168,795
5% 9/15/25	165,000	171,730
Series 2021 A:
3% 1/15/39	380,000	326,904
3% 1/15/40	295,000	249,348
Series 2021 D, 5% 7/15/24	335,000	341,619
Series 2022 B, 4% 1/15/36	535,000	558,546
Series 2022 D, 5% 9/15/28	295,000	326,333
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	25,000	26,199
5% 7/1/27	20,000	21,290
5% 7/1/28	30,000	31,867
5% 7/1/29	20,000	21,290
Bonds:
Series 2017 B2, 3.2%, tender 7/1/26 (b)(g)	1,640,000	1,641,189
Series 2017 C2, 2.8%, tender 2/3/26 (b)	5,250,000	5,145,120
Series 2016 K, 4% 7/1/46	445,000	396,381
Series 2019 A:
4% 7/1/49	1,000,000	843,015
5% 7/1/26 (e)	350,000	342,874
5% 7/1/26	2,875,000	2,946,193
5% 7/1/27 (e)	205,000	200,497
5% 7/1/49 (e)	420,000	358,862
Series 2019 Q-1, 5% 11/1/26	255,000	271,102
Series 2020 A, 4% 7/1/40	390,000	371,592
Series 2021 G:
4% 3/1/46	305,000	294,929
4% 3/1/51	490,000	469,818
Series 2021 S, 4% 6/1/51	380,000	339,250
Series 2022 M:
4% 7/1/39	585,000	551,508
4% 7/1/52	570,000	511,264
Series 2023 E, 5% 7/15/41	1,750,000	1,859,806
Series K1:
5% 7/1/27	25,000	25,205
5% 7/1/29	65,000	65,939
5% 7/1/30	50,000	50,690
5% 7/1/31	410,000	415,194
5% 7/1/33	80,000	80,894
5% 7/1/34	580,000	586,540
Series K3, 5% 7/1/43	605,000	573,486
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	390,000	374,938
Series 2023 A, 5.25% 11/15/53	6,740,000	7,124,380
Series C:
5% 11/15/23 (c)	350,000	351,640
5% 5/15/24 (c)	630,000	636,833
5% 11/15/24 (c)	295,000	300,186
5% 11/15/25 (c)	260,000	267,751
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	190,000	204,627
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	230,000	233,427
5% 4/1/39 (e)	295,000	294,812
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	55,000	58,718
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (e)	655,000	489,660
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	260,000	271,247
5% 11/1/36	1,500,000	1,625,782
TOTAL CONNECTICUT		34,212,920
Delaware - 0.1%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	294,000	330,655
Series 2020 A, 5% 1/1/31	294,000	335,802
TOTAL DELAWARE		666,457
District Of Columbia - 0.8%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/27	380,000	394,661
5% 2/1/28	380,000	417,097
5% 2/1/29	505,000	564,805
Series 2021 E:
5% 2/1/27	1,285,000	1,380,632
5% 2/1/29	1,070,000	1,196,716
District of Columbia Rev. Series 2018, 5% 10/1/48	2,100,000	2,137,864
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	210,000	226,342
5% 10/1/32	265,000	285,264
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	1,290,000	968,118
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (c)	335,000	354,131
5% 10/1/30 (c)	415,000	439,550
5% 10/1/31 (c)	75,000	79,434
5% 10/1/32 (c)	115,000	121,719
5% 10/1/33 (c)	55,000	58,160
5% 10/1/35 (c)	125,000	131,207
5% 10/1/42 (c)	255,000	262,956
Series 2019 A, 5% 10/1/25 (c)	180,000	184,989
Series 2020 A:
5% 10/1/26 (c)	650,000	678,184
5% 10/1/27 (c)	225,000	238,069
5% 10/1/28 (c)	115,000	123,550
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/33	1,145,000	1,363,075
TOTAL DISTRICT OF COLUMBIA		11,606,523
Florida - 2.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	90,000	92,920
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	265,000	265,255
Series 2015 C, 5% 10/1/24 (c)	130,000	131,834
Series 2017:
5% 10/1/25 (c)	15,000	15,403
5% 10/1/26 (c)	50,000	52,121
5% 10/1/27 (c)	50,000	52,823
5% 10/1/29 (c)	135,000	142,917
5% 10/1/30 (c)	35,000	37,070
5% 10/1/32 (c)	175,000	184,801
5% 10/1/33 (c)	65,000	68,577
5% 10/1/34 (c)	65,000	68,401
5% 10/1/35 (c)	75,000	78,544
5% 10/1/36 (c)	100,000	104,218
5% 10/1/37 (c)	115,000	119,335
5% 10/1/42 (c)	655,000	671,088
5% 10/1/47 (c)	305,000	311,702
Series 2019 A, 5% 10/1/49 (c)	705,000	728,336
Series A:
5% 10/1/28 (c)	150,000	153,962
5% 10/1/30 (c)	175,000	179,853
5% 10/1/31 (c)	150,000	154,157
5% 10/1/32 (c)	140,000	143,828
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	35,000	36,791
Series 2015 A, 5% 7/1/27	50,000	51,739
Series 2015 B, 5% 7/1/24	140,000	142,318
Series 2016, 5% 7/1/32	110,000	114,800
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	220,000	230,454
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	105,000	108,427
5% 7/1/32	620,000	638,788
Series 2016 A, 5% 7/1/33	70,000	72,852
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	710,000	509,277
4% 8/15/45	215,000	192,206
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	625,000	641,448
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	325,000	329,498
Series 2015 C:
5% 10/1/30	165,000	167,799
5% 10/1/40	100,000	100,082
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	110,000	116,080
5% 10/1/31	120,000	126,406
Series 2015 B:
5% 10/1/28	50,000	51,811
5% 10/1/30	90,000	92,965
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	50,000	50,849
Series 2016:
5% 10/1/24 (c)	150,000	152,207
5% 10/1/26 (c)	85,000	88,606
5% 10/1/27 (c)	50,000	52,823
Series 2017 A:
5% 10/1/25 (c)	15,000	15,354
5% 10/1/25 (Escrowed to Maturity) (c)	35,000	36,031
5% 10/1/27 (c)	25,000	26,331
5% 10/1/27 (Escrowed to Maturity) (c)	80,000	85,296
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (c)	150,000	160,851
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	165,000	176,936
5% 10/1/31 (c)	435,000	459,662
5% 10/1/34 (c)	305,000	320,958
5% 10/1/37 (c)	315,000	326,873
Series 2019 A, 5% 10/1/54 (c)	2,460,000	2,539,608
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	15,000	15,192
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	155,000	160,536
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/23 (c)	390,000	390,476
Series 2014 A, 5% 10/1/28 (c)	255,000	257,556
Series 2015 A:
5% 10/1/29 (c)	80,000	81,764
5% 10/1/31 (c)	70,000	71,531
5% 10/1/35 (c)	275,000	276,549
5% 10/1/38 (c)	95,000	95,781
Series 2016 A:
5% 10/1/29	75,000	79,100
5% 10/1/31	90,000	94,669
Series 2017 B, 5% 10/1/40 (c)	875,000	897,517
Series 2020 A, 4% 10/1/39	490,000	490,396
Miami-Dade County Cap. Asset Acquisition Series 2009, 0% 10/1/37	3,000,000	1,692,115
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	175,000	175,543
Series 2014 B, 5% 7/1/28	50,000	50,599
Series 2016 A:
5% 7/1/32	215,000	223,204
5% 7/1/33	185,000	191,794
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	205,000	210,221
Series 2016 A:
5% 5/1/30	380,000	397,838
5% 5/1/32	505,000	524,692
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	205,000	236,896
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	115,000	118,254
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (c)	70,000	70,945
5% 10/1/27 (c)	50,000	51,837
5% 10/1/29 (c)	55,000	57,164
5% 10/1/30 (c)	95,000	98,745
5% 10/1/31 (c)	65,000	67,561
5% 10/1/32 (c)	100,000	103,887
5% 10/1/33 (c)	215,000	223,196
5% 10/1/34 (c)	230,000	238,289
5% 10/1/35 (c)	240,000	247,714
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/31	200,000	213,623
5% 11/1/33	350,000	373,024
5% 11/1/36	370,000	386,240
5% 11/1/38	400,000	412,722
5% 11/1/40	400,000	409,030
5% 11/1/42	500,000	507,510
Series 2019, 4% 8/15/49	3,740,000	3,418,588
Palm Beach County Health Facilities Auth. Rev. Series 2021 C, 4% 5/15/28	1,280,000	1,141,461
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	240,000	247,813
5% 8/1/29	300,000	309,645
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	430,000	413,425
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	255,000	267,919
5% 10/1/32	315,000	329,438
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	125,000	126,741
5% 8/15/26	170,000	178,293
5% 8/15/27	115,000	122,856
5% 8/15/28	75,000	80,358
5% 8/15/30	165,000	175,396
5% 8/15/31	160,000	170,092
5% 8/15/32	115,000	122,176
5% 8/15/34	325,000	343,390
5% 8/15/35	215,000	225,851
5% 8/15/42	335,000	345,041
5% 8/15/47	495,000	508,020
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	55,000	54,774
Series 2015 A, 5% 12/1/40	110,000	110,020
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
4% 7/1/45	1,230,000	1,139,099
5% 7/1/50	1,320,000	1,345,394
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/37	235,000	123,509
0% 9/1/49	765,000	206,687
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	65,000	68,070
5% 10/15/49	125,000	129,995
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	50,000	52,142
5% 8/1/32 (Build America Mutual Assurance Insured)	255,000	265,222
TOTAL FLORIDA		34,188,396
Georgia - 4.1%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	170,000	170,780
Series 2019 B, 5% 7/1/25 (c)	140,000	143,375
Series 2022 B, 5% 7/1/34 (c)	1,005,000	1,116,846
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	930,000	613,672
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 9, 3.8%, tender 5/21/26 (b)	1,700,000	1,703,795
Series 2013 1st, 2.925%, tender 3/12/24 (b)	1,555,000	1,537,476
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	500,000	541,276
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	1,470,000	1,520,922
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	265,000	266,675
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	110,000	108,096
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	2,845,000	2,148,803
Georgia Gen. Oblig.:
Series 2021 A, 4% 7/1/34	3,325,000	3,590,693
Series 2022 A, 5% 7/1/33	1,025,000	1,222,362
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	325,000	331,209
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	190,000	190,638
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	295,000	293,777
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	180,000	178,231
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	210,000	207,568
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	150,000	147,328
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	155,000	171,765
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	295,000	324,849
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	175,000	192,707
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	260,000	286,276
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	180,000	198,191
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	585,000	669,146
5% 6/1/32	880,000	1,003,270
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	115,000	101,813
5% 8/1/39	105,000	105,331
5% 8/1/43	140,000	138,591
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	415,000	414,281
4% 7/1/43	435,000	415,351
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	1,295,000	1,295,300
Series 2021 A, 4%, tender 9/1/27 (b)	14,680,000	14,631,442
Series 2022 B, 5%, tender 6/1/29 (b)	1,790,000	1,846,544
Series 2022 E, 4%, tender 12/1/29 (b)	5,470,000	5,367,918
Series 2023 A, 5%, tender 6/1/30 (b)	6,860,000	7,102,570
Series 2023 C, 5%, tender 9/1/30 (b)	5,550,000	5,826,771
Series 2023 C, 5% 9/1/23	285,000	285,340
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.):
Series 2014, 5% 4/1/24 (Escrowed to Maturity)	255,000	258,500
Series 2021:
4% 4/1/37	295,000	302,441
5% 4/1/30	160,000	178,865
5% 4/1/36	165,000	185,146
Series 2020 B:
4% 9/1/37	395,000	411,890
4% 9/1/38	515,000	528,864
5% 9/1/25	365,000	380,287
5% 9/1/32	370,000	424,712
TOTAL GEORGIA		59,081,683
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2018 A:
5% 7/1/29 (c)	65,000	69,422
5% 7/1/30 (c)	75,000	80,156
5% 7/1/31 (c)	75,000	80,173
5% 7/1/32 (c)	75,000	80,111
5% 7/1/33 (c)	75,000	80,054
5% 7/1/48 (c)	4,170,000	4,287,135
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	60,000	59,958
Honolulu City & County Gen. Oblig. Series 2022 A:
5% 11/1/24	250,000	256,216
5% 11/1/25	110,000	114,960
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	3,130,000	3,247,788
TOTAL HAWAII		8,355,973
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	30,000	29,754
Illinois - 10.4%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	465,000	458,728
Series 2015 C, 5.25% 12/1/39	85,000	85,189
Series 2016 B, 6.5% 12/1/46	100,000	104,752
Series 2017 A, 7% 12/1/46 (e)	140,000	151,204
Series 2017 C:
5% 12/1/24	290,000	293,258
5% 12/1/25	165,000	168,971
5% 12/1/26	100,000	103,376
5% 12/1/30	130,000	133,766
Series 2017 D:
5% 12/1/23	150,000	150,536
5% 12/1/24	100,000	101,124
5% 12/1/31	150,000	153,871
Series 2018 A:
5% 12/1/25	100,000	102,406
5% 12/1/26	100,000	103,376
5% 12/1/28	240,000	251,614
5% 12/1/30	350,000	363,319
5% 12/1/32	100,000	103,681
5% 12/1/35	100,000	102,508
Series 2018 C, 5% 12/1/46	1,585,000	1,554,914
Series 2019 A:
5% 12/1/28	165,000	172,985
5% 12/1/30	340,000	356,978
5% 12/1/31	190,000	198,983
5% 12/1/33	455,000	475,137
Series 2022 A:
4% 12/1/47	1,500,000	1,311,800
5% 12/1/47	780,000	777,782
Series 2022 B:
4% 12/1/35	585,000	555,599
4% 12/1/36	1,005,000	945,901
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	295,000	313,834
Series 2019 A, 5% 1/1/40	700,000	720,666
Series 2020 A:
5% 1/1/29	870,000	929,279
5% 1/1/30	1,605,000	1,728,843
Series 2021 A:
5% 1/1/32	1,530,000	1,657,965
5% 1/1/34	260,000	281,048
Series 2023 A:
5.25% 1/1/37	1,950,000	2,125,445
5.5% 1/1/43	5,725,000	6,117,062
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (c)	235,000	235,179
Series 2014 A:
5% 1/1/33 (c)	270,000	270,983
5% 1/1/34 (c)	130,000	130,453
Series 2016 A:
4% 1/1/33 (c)	375,000	376,168
5% 1/1/28 (c)	100,000	102,677
Series 2016 B:
4% 1/1/35	80,000	80,383
5% 1/1/36	100,000	103,392
5% 1/1/37	135,000	139,166
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (c)	305,000	309,832
Series 2015 C, 5% 1/1/46 (c)	120,000	120,325
Series 2016 B, 5% 1/1/34	310,000	322,346
Series 2016 C:
5% 1/1/33	140,000	145,753
5% 1/1/34	160,000	166,372
Series 2016 G:
5% 1/1/37 (c)	100,000	103,256
5% 1/1/42 (c)	100,000	101,800
5.25% 1/1/29 (c)	20,000	21,079
5.25% 1/1/31 (c)	20,000	21,110
Series 2017 A, 5% 1/1/31	180,000	191,262
Series 2017 B:
5% 1/1/35	105,000	111,027
5% 1/1/37	430,000	449,559
Series 2017 C:
5% 1/1/30	30,000	31,867
5% 1/1/31	30,000	31,877
5% 1/1/32	30,000	31,870
Series 2017 D:
5% 1/1/28 (c)	150,000	156,519
5% 1/1/29 (c)	125,000	130,725
5% 1/1/32 (c)	135,000	141,367
5% 1/1/34 (c)	205,000	214,335
5% 1/1/35 (c)	150,000	156,145
5% 1/1/36 (c)	190,000	196,985
5% 1/1/37 (c)	100,000	103,256
Series 2018 A:
5% 1/1/37 (c)	1,030,000	1,085,972
5% 1/1/39 (c)	1,005,000	1,049,742
5% 1/1/48 (c)	165,000	169,722
5% 1/1/53 (c)	285,000	292,001
Series 2022 A:
5% 1/1/30 (c)	225,000	244,382
5% 1/1/31 (c)	230,000	252,647
Series 2022 C:
5% 1/1/28 (c)	690,000	729,372
5% 1/1/29 (c)	500,000	536,092
5% 1/1/30 (c)	810,000	879,775
5% 1/1/31 (c)	600,000	659,080
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	135,000	137,405
5% 7/1/48 (c)	1,140,000	1,140,632
Chicago Transit Auth.:
Series 2017, 5% 12/1/46	205,000	210,021
Series 2022 A, 4% 12/1/49	6,000,000	5,674,541
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	15,000	15,378
5% 6/1/26	10,000	10,418
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/26	290,000	305,905
5% 11/15/27	140,000	147,313
5% 11/15/28	185,000	194,604
5% 11/15/29	230,000	242,015
5% 11/15/30	255,000	268,238
Series 2021 A, 5% 11/15/33	550,000	613,555
Series 2021 B:
4% 11/15/25	215,000	219,001
4% 11/15/26	110,000	113,033
4% 11/15/27	110,000	114,111
4% 11/15/28	55,000	57,481
Illinois Fin. Auth.:
Bonds Series 2022 B1, 5%, tender 8/15/25 (b)	2,905,000	2,985,418
Series 2020 A:
3% 5/15/50	2,650,000	1,822,933
3% 5/15/50 (Build America Mutual Assurance Insured)	1,045,000	753,643
3.25% 8/15/49	465,000	362,443
4% 5/15/50	1,760,000	1,559,782
Series 2022 A:
5% 10/1/35	330,000	328,440
5.5% 10/1/39	750,000	752,288
Series 2023 A:
5% 5/15/33	400,000	475,606
5% 5/15/34	450,000	531,071
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	2,785,000	2,392,797
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	60,000	61,844
5% 8/1/30	45,000	46,357
5% 8/1/32	60,000	61,640
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	50,000	50,414
5% 10/1/29	50,000	52,733
5% 10/1/30	50,000	52,706
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	1,585,000	1,456,299
5% 5/15/43	2,105,000	2,138,461
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	60,000	60,387
4% 2/15/33	15,000	15,237
5% 2/15/29	310,000	329,271
5% 2/15/36	70,000	73,410
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	50,000	49,131
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	25,000	25,519
Series 2013:
5% 11/15/28	145,000	145,089
5% 11/15/29	70,000	70,046
Series 2015 C:
4.125% 8/15/37	45,000	42,693
5% 8/15/35	375,000	382,388
5% 8/15/44	1,845,000	1,846,844
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	120,000	124,274
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	60,000	63,475
5% 2/15/29	260,000	271,800
5% 2/15/30	275,000	288,337
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	35,000	37,027
5% 2/15/31	220,000	230,718
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	65,000	68,764
5% 2/15/32	215,000	225,424
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	30,000	31,737
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	255,000	269,768
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	25,000	26,398
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	130,000	137,529
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	105,000	110,870
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	30,000	31,898
Series 2016 B:
5% 8/15/31	375,000	397,255
5% 8/15/32	305,000	321,852
5% 8/15/34	380,000	399,969
5% 8/15/36	530,000	552,652
Series 2016 C:
3.75% 2/15/34	75,000	75,640
4% 2/15/36	315,000	317,208
4% 2/15/41	1,855,000	1,803,644
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	40,000	41,309
5% 2/15/24	5,000	5,049
5% 2/15/31	1,415,000	1,501,977
5% 2/15/32	225,000	238,521
5% 2/15/34	180,000	189,982
Series 2016 D, 4% 2/15/46 (Pre-Refunded to 2/15/26 @ 100)	2,315,000	2,371,539
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,164
5% 5/15/29	65,000	67,631
5% 12/1/29	85,000	88,478
5% 5/15/30	135,000	140,169
5% 12/1/33	115,000	118,997
5% 12/1/46	1,300,000	1,306,599
Series 2017 A, 5% 8/1/42	45,000	44,958
Series 2017:
5% 1/1/29	170,000	182,927
5% 7/1/34	285,000	304,494
5% 7/1/35	240,000	255,873
Series 2019, 4% 9/1/35	145,000	126,246
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	185,000	186,233
5% 2/1/26	140,000	140,944
5% 4/1/28	115,000	116,199
5% 5/1/28	110,000	111,280
5% 2/1/39	865,000	867,680
5.25% 2/1/31	20,000	20,194
Series 2016:
5% 6/1/26	60,000	62,523
5% 2/1/27	340,000	358,173
Series 2017 C, 5% 11/1/29	870,000	928,003
Series 2017 D, 5% 11/1/27	1,050,000	1,119,752
Series 2020 C, 4.125% 10/1/36	3,000,000	3,017,292
Series 2020, 5.5% 5/1/39	2,000,000	2,185,163
Series 2021 A:
5% 3/1/34	1,035,000	1,138,779
5% 3/1/46	2,165,000	2,251,358
Series 2022 A:
5% 3/1/29	645,000	702,077
5% 3/1/31	705,000	786,927
5% 3/1/36	1,820,000	1,984,868
Series 2023 B:
5.25% 5/1/39	3,810,000	4,142,061
5.25% 5/1/41	1,330,000	1,434,724
Series 2023 D:
4% 7/1/37	9,500,000	9,383,719
5% 7/1/29	3,210,000	3,515,447
Series June 2016, 3.5% 6/1/29	1,375,000	1,334,599
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	865,000	831,024
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 2023, 4%, tender 6/1/25 (b)	1,665,000	1,667,179
Series 2019, 2.9% 7/1/35	431,991	389,132
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	70,000	68,990
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	205,000	210,431
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	355,000	368,968
Series 2019 A, 5% 1/1/44	140,000	147,871
Series 2021 A, 5% 1/1/43	4,670,000	5,052,132
Series A:
5% 1/1/40	335,000	371,874
5% 1/1/41	880,000	964,830
5% 1/1/45	2,975,000	3,173,464
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	355,000	367,899
5% 2/1/35	255,000	263,440
5% 2/1/36	435,000	447,350
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	3,150,000	1,242,233
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	1,540,000	544,800
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	185,000	58,810
Series 2012 B, 0% 12/15/51	660,000	160,147
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	277,780
Series 1996 A, 0% 6/15/24	155,000	149,322
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	159,478
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,445,000	1,375,374
Series 2017 B:
5% 12/15/25	50,000	51,322
5% 12/15/26	165,000	171,093
5% 12/15/27	20,000	20,988
5% 12/15/31	35,000	36,700
5% 12/15/34	20,000	20,856
Series 2020 A, 5% 6/15/50	560,000	569,301
Series 2020 B, 5% 6/15/42	675,000	696,916
Series 2022 A:
0% 12/15/36	65,000	35,850
0% 12/15/39	515,000	240,817
0% 12/15/40	430,000	190,001
0% 12/15/41	1,225,000	512,180
4% 6/15/52	5,875,000	5,273,225
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	395,000	418,556
Peoria County Gen. Oblig. Series 2023 A, 4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	1,145,000	1,112,267
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	1,275,000	1,339,141
5% 6/1/28	140,000	147,303
Sales Tax Securitization Corp.:
Series 2023 C:
5% 1/1/24 (g)	2,540,000	2,549,213
5% 1/1/33 (g)	2,235,000	2,537,818
Series 2023 D:
5% 1/1/24 (g)	1,270,000	1,274,607
5% 1/1/35 (g)	1,255,000	1,396,568
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	275,000	276,768
6.25% 10/1/38	275,000	276,970
Series 2018 A, 5% 4/1/30	210,000	227,929
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	274,828
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	65,000	67,782
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	75,000	78,210
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	75,000	78,210
TOTAL ILLINOIS		148,872,388
Indiana - 0.4%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	90,000	80,094
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	140,000	125,648
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2023 B1, 5%, tender 7/1/28 (b)(g)	2,010,000	2,186,392
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	355,000	368,391
Series 2016:
5% 9/1/26	65,000	68,604
5% 9/1/27	30,000	31,683
5% 9/1/28	155,000	163,586
5% 9/1/29	75,000	79,043
5% 9/1/30	70,000	73,695
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/30	245,000	250,007
Series 2021 2, 5% 10/1/41	515,000	565,436
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	180,000	148,140
Series 2021 B, 3% 7/1/50	140,000	134,956
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	340,000	357,403
Series 2016:
4% 1/1/32 (c)	50,000	50,069
4% 1/1/33 (c)	50,000	50,045
4% 1/1/34 (c)	65,000	65,183
4% 1/1/35 (c)	140,000	140,052
5% 1/1/26 (c)	55,000	56,605
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	60,000	66,037
5% 7/1/35	120,000	131,338
5% 7/1/36	130,000	141,478
5% 7/1/37	120,000	129,862
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	495,000	513,471
Series 2020, 4% 4/1/37	245,000	239,846
TOTAL INDIANA		6,217,064
Iowa - 0.5%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	70,000	53,732
5% 5/15/48	710,000	518,115
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	4,590,000	4,804,603
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/29 (c)	310,000	336,365
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	295,000	301,010
4% 6/1/36	295,000	295,185
4% 6/1/39	295,000	286,207
5% 6/1/32	265,000	292,237
Series 2021 B1, 4% 6/1/49	355,000	351,033
TOTAL IOWA		7,238,487
Kentucky - 0.7%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	655,000	530,453
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	80,000	83,885
5% 1/1/31	75,000	78,490
5% 1/1/32	75,000	78,387
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	930,000	952,623
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	1,750,000	1,790,530
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	50,000	52,457
5% 5/1/29	275,000	299,232
5% 5/1/32	70,000	76,152
5% 5/1/33	55,000	59,612
5% 5/1/34	65,000	70,292
5% 5/1/35	40,000	42,881
5% 5/1/36	30,000	31,917
Series B, 5% 8/1/23	355,000	355,377
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	2,760,000	2,754,368
Series A, 4% 6/1/24	145,000	145,281
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	130,000	134,670
Series 2020 D, 5%, tender 10/1/29 (b)	155,000	165,965
Series 2013 A, 5.5% 10/1/33	170,000	170,398
Series 2020 A:
3% 10/1/43	1,770,000	1,361,142
5% 10/1/37	360,000	377,204
TOTAL KENTUCKY		9,611,316
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	145,000	146,701
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/49	6,440,000	5,981,676
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	75,000	76,734
5% 12/15/25	155,000	162,002
5% 12/15/26	65,000	69,350
5% 12/15/28	100,000	106,181
5% 12/15/29	70,000	74,301
5% 12/15/30	140,000	148,651
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (c)	265,000	268,826
5% 1/1/31 (c)	125,000	126,854
Series 2017 B:
5% 1/1/27 (c)	20,000	20,886
5% 1/1/28 (c)	10,000	10,435
5% 1/1/32 (c)	20,000	20,863
5% 1/1/33 (c)	35,000	36,491
5% 1/1/34 (c)	10,000	10,415
5% 1/1/35 (c)	20,000	20,793
5% 1/1/37 (c)	295,000	303,927
Series 2017 D2:
5% 1/1/27 (c)	25,000	26,107
5% 1/1/28 (c)	35,000	36,521
5% 1/1/31 (c)	30,000	31,301
5% 1/1/33 (c)	50,000	52,130
5% 1/1/34 (c)	60,000	62,492
5% 1/1/36 (c)	45,000	46,550
5% 1/1/37 (c)	80,000	82,421
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	1,470,000	1,463,452
TOTAL LOUISIANA		9,386,060
Maine - 0.3%
City of South Portland Series 2022 C, 2.5% 7/15/32	1,355,000	1,260,622
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	235,000	235,000
Series 2016 A:
4% 7/1/41	120,000	106,313
4% 7/1/46	165,000	138,927
5% 7/1/41	525,000	514,376
5% 7/1/46	1,400,000	1,283,834
Series 2017 B:
4% 7/1/25	20,000	20,202
4% 7/1/31	35,000	35,670
4% 7/1/32	25,000	25,416
4% 7/1/34	50,000	50,693
5% 7/1/26	15,000	15,685
5% 7/1/28	25,000	26,556
5% 7/1/29	20,000	21,198
5% 7/1/33	50,000	52,950
5% 7/1/35	40,000	42,034
Maine Hsg. Auth. Mtg. Series 2022 E, 5% 11/15/52	390,000	402,608
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	55,000	56,784
5% 7/1/36	130,000	133,662
5% 7/1/38	35,000	35,891
TOTAL MAINE		4,458,421
Maryland - 1.8%
Anne Arundel County Gen. Oblig. Series 2021:
3% 10/1/37	1,710,000	1,554,901
5% 4/1/28	1,240,000	1,365,951
Baltimore Proj. Rev. (Wtr. Projs.) Series 2020 A:
4% 7/1/45	585,000	573,935
5% 7/1/50	645,000	692,357
City of Westminster Series 2016:
5% 11/1/27	130,000	135,293
5% 11/1/28	140,000	145,940
5% 11/1/29	145,000	151,403
5% 11/1/30	155,000	161,656
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	145,000	136,422
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	495,000	490,929
Series 2019 C, 3.5% 3/1/50	1,165,000	1,141,397
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (c)	530,000	489,482
5% 8/1/46 (c)	1,175,000	1,227,378
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	65,000	68,406
5% 6/1/35	100,000	104,370
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/29	1,260,000	1,347,975
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	1,540,000	1,572,711
Series 2021 A:
3% 7/1/46	3,970,000	3,019,574
3% 7/1/51	1,385,000	1,004,731
4% 6/1/55	200,000	169,393
5% 6/1/29	55,000	58,680
5% 6/1/33	130,000	139,972
Series 2023, 5% 7/1/26	600,000	625,833
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	85,000	78,310
5% 7/1/35	35,000	36,017
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	1,935,000	2,119,084
5% 6/1/52	455,000	494,969
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	260,000	250,201
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/33	1,000,000	1,088,062
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	1,940,000	1,835,448
2.625% 6/1/27 (c)	1,590,000	1,494,358
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	720,000	780,413
5% 10/1/28	1,055,000	1,165,911
TOTAL MARYLAND		25,721,462
Massachusetts - 4.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/34	1,100,000	1,272,720
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	12,350,000	13,437,781
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	1,500,000	1,622,072
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	85,000	85,476
(Newbridge On The Charles Proj.) Series 2017, 5% 10/1/57 (e)	1,750,000	1,535,529
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	195,000	212,063
5% 7/1/34	215,000	232,150
Series 2017, 4% 7/1/41	505,000	495,203
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	50,000	45,506
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	50,000	51,133
5% 10/1/28	55,000	56,323
5% 10/1/29	55,000	56,353
5% 10/1/31	60,000	61,388
5% 10/1/32	65,000	66,410
Series 2016:
5% 10/1/29	50,000	52,529
5% 10/1/30	75,000	78,752
5% 7/1/31	85,000	88,290
5% 10/1/31	80,000	83,975
5% 10/1/43	440,000	429,553
Series 2019 A, 5% 7/1/26	795,000	810,652
Series 2019, 5% 9/1/59	1,185,000	1,232,631
Series 2020 A:
4% 7/1/45	930,000	811,090
5% 10/15/29	1,470,000	1,684,312
Series 2021 V, 5% 7/1/55	1,595,000	1,859,029
Series 2022, 5% 10/1/38	2,500,000	2,851,723
Series J2, 5% 7/1/53	2,055,000	2,105,063
Series M:
4% 10/1/50	930,000	759,693
5% 10/1/45	700,000	701,559
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (c)	410,000	414,195
Series 2019 B, 5% 7/1/27 (c)	200,000	209,014
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	295,000	312,291
Series 2019 C, 5% 5/1/49	460,000	488,404
Series 2022 C, 5.25% 10/1/47	16,975,000	19,011,499
Series D, 5% 7/1/45	1,110,000	1,200,155
Series E, 5% 11/1/45	5,645,000	6,122,314
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	780,000	750,482
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	105,000	111,469
5% 7/1/34	55,000	58,311
5% 7/1/38	80,000	83,756
Series 2016 B, 5% 7/1/43 (c)	435,000	444,674
Series 2019 A, 5% 7/1/40 (c)	145,000	151,967
Series 2021 E:
5% 7/1/37 (c)	1,205,000	1,299,151
5% 7/1/41 (c)	2,040,000	2,164,829
5% 7/1/46 (c)	390,000	409,124
5% 7/1/51 (c)	2,645,000	2,756,137
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	435,000	448,920
TOTAL MASSACHUSETTS		69,215,650
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	120,000	120,764
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	160,000	155,146
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	605,000	423,466
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	125,000	130,716
5% 7/1/48	535,000	553,907
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	120,000	124,984
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	3,560,000	3,346,804
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	240,000	250,429
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	10,000	10,433
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	155,000	161,976
Series 2015 MI, 5% 12/1/24	225,000	230,616
Series 2018 B, 5% 10/1/33	4,435,000	4,926,028
Series 2019 A, 3% 12/1/49	815,000	603,970
Series 2020 A, 4% 6/1/49	1,725,000	1,547,521
Series 2021:
4% 9/1/39	175,000	168,405
4% 9/1/40	175,000	165,301
4% 9/1/41	145,000	135,767
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	70,000	75,089
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	5,000	5,453
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,490,000	1,457,870
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/45	9,250,000	9,086,154
Oakland Univ. Rev. Series 2019:
5% 3/1/40	300,000	315,542
5% 3/1/41	315,000	330,557
5% 3/1/44	615,000	643,068
5% 3/1/50	1,000,000	1,039,640
Portage Pub. Schools Series 2016:
5% 11/1/30	145,000	152,006
5% 11/1/31	130,000	135,852
5% 11/1/36	15,000	15,544
Univ. of Michigan Rev. Series 2020 A, 4% 4/1/45	440,000	433,580
Wayne County Arpt. Auth. Rev.:
Series 2015 G, 5% 12/1/28 (c)	275,000	282,532
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	76,685
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	60,000	61,199
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	60,864
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	65,731
5% 12/1/31	20,000	21,426
5% 12/1/32	20,000	21,412
5% 12/1/34	35,000	37,426
5% 12/1/35	30,000	31,856
5% 12/1/37	20,000	21,035
Series 2017 B:
5% 12/1/29 (c)	30,000	31,639
5% 12/1/30 (c)	35,000	36,855
5% 12/1/31 (c)	40,000	42,063
5% 12/1/32 (c)	25,000	26,449
5% 12/1/32 (c)	30,000	31,526
5% 12/1/34 (c)	30,000	31,601
5% 12/1/35 (c)	30,000	31,443
5% 12/1/37 (c)	45,000	46,736
5% 12/1/42 (c)	50,000	51,273
Series 2018 B, 5% 12/1/48 (c)	295,000	303,891
Series 2018 D, 5% 12/1/29 (c)	235,000	251,553
TOTAL MICHIGAN		28,311,783
Minnesota - 1.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	140,000	143,674
Series 2017, 5% 5/1/25	40,000	40,742
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	40,000	42,639
5% 10/1/45	85,000	85,766
Minnesota Hsg. Fin. Agcy.:
Series 2022 M, 6% 1/1/53	7,200,000	7,743,235
Series 2023 F, 5.75% 7/1/53 (g)	320,000	343,239
Minnesota Office of Higher Ed. Series 2023:
5% 11/1/27 (c)	1,125,000	1,190,005
5% 11/1/28 (c)	1,400,000	1,493,314
5% 11/1/29 (c)	2,000,000	2,147,983
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	45,000	45,522
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/37	2,785,000	2,302,739
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	370,000	364,152
TOTAL MINNESOTA		15,943,010
Mississippi - 0.3%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	5,100,000	3,818,552
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	380,000	365,497
5% 6/1/27	210,000	224,064
TOTAL MISSISSIPPI		4,408,113
Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	35,000	35,912
5% 3/1/31	80,000	81,971
5% 3/1/36	155,000	157,761
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (c)	145,000	151,697
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	50,000	49,675
3.25% 2/1/28	50,000	49,867
5% 2/1/29	65,000	66,831
5% 2/1/31	130,000	133,616
5% 2/1/33	145,000	148,785
5% 2/1/36	135,000	138,157
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	35,000	34,723
Series 2021 A, 3% 5/1/52	705,000	677,956
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	75,000	64,112
5.25% 9/1/53	1,335,000	1,141,892
TOTAL MISSOURI		2,932,955
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	20,000	19,871
Series 2019 B, 4% 6/1/50	20,000	19,858
Series 2022 C, 6% 6/1/53	2,150,000	2,327,372
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	930,000	675,472
TOTAL MONTANA		3,042,573
Nebraska - 0.7%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	6,790,000	6,791,636
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	50,000	50,935
5% 7/1/36	35,000	36,982
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	440,000	315,438
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	95,000	93,579
Series 2019 E, 3.75% 9/1/49 (c)	115,000	113,078
Series 2020 A, 3.5% 9/1/50	1,645,000	1,609,724
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	125,000	128,467
5% 1/1/40	55,000	56,381
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (c)	15,000	15,463
5% 12/15/25 (Escrowed to Maturity) (c)	5,000	5,205
5% 12/15/26 (c)	40,000	41,875
5% 12/15/26 (Escrowed to Maturity) (c)	35,000	37,148
5% 12/15/27 (c)	30,000	31,284
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	21,227
5% 12/15/30 (c)	40,000	41,753
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (c)	35,000	37,148
5% 12/15/31 (c)	20,000	20,873
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	21,227
5% 12/15/33 (c)	20,000	20,842
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	21,227
5% 12/15/35 (c)	55,000	56,935
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (c)	45,000	47,761
5% 12/15/36 (c)	15,000	15,470
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (c)	10,000	10,614
TOTAL NEBRASKA		9,642,272
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	140,000	142,233
Series 2019 A, 5% 7/1/26	570,000	602,676
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	230,000	239,882
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 B, 4% 10/1/49	60,000	59,522
Series 2021 B, 3% 10/1/51	2,460,000	2,355,241
TOTAL NEVADA		3,399,554
New Hampshire - 0.5%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	780,000	561,214
5% 8/15/26	190,000	197,160
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	420,726	410,337
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	60,000	63,807
5% 8/1/29	55,000	58,647
5% 8/1/30	50,000	53,259
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	130,000	141,376
5% 7/1/32	195,000	211,441
5% 7/1/33	175,000	189,477
5% 7/1/34	270,000	291,538
5% 7/1/35	285,000	306,298
5% 7/1/36	300,000	320,765
5% 7/1/37	260,000	276,578
Series 2017, 5% 7/1/44	665,000	636,914
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	140,000	139,999
5% 7/1/24	50,000	50,040
5% 7/1/25	60,000	60,049
5% 7/1/27	25,000	25,022
Series 2016:
4% 10/1/38	120,000	107,939
5% 10/1/24	105,000	106,634
5% 10/1/25	105,000	108,276
5% 10/1/29	340,000	351,695
5% 10/1/31	265,000	272,584
5% 10/1/33	205,000	209,360
5% 10/1/38	375,000	375,791
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	2,407,889	2,280,424
TOTAL NEW HAMPSHIRE		7,806,624
New Jersey - 7.6%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	58,024
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	130,000	137,469
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	65,000	68,767
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	68,736
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	100,000	71,918
Series 2015, 5.25% 6/15/27	400,000	414,126
Series 2023 RRR, 5% 3/1/25	3,750,000	3,843,058
Series A:
5% 11/1/31	665,000	729,891
5% 11/1/36	745,000	796,964
Series QQQ:
4% 6/15/46	850,000	809,560
4% 6/15/50	4,215,000	3,973,166
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	72,473
Series 2014 PP, 5% 6/15/26	325,000	330,615
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	70,000	71,209
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	90,000	91,303
Series LLL, 5% 6/15/44	335,000	352,363
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(c)	6,160,000	6,125,617
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	105,000	108,883
5% 7/1/32	120,000	124,378
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	325,000	362,973
Series 2021, 2% 6/1/36	525,000	406,677
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	100,000	103,537
5% 7/1/26 (Escrowed to Maturity)	55,000	58,105
5% 7/1/26 (Escrowed to Maturity)	20,000	21,129
5% 7/1/27	40,000	42,186
5% 7/1/28	20,000	21,123
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,730,000	2,884,099
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,976
5% 7/1/30	50,000	52,829
Series 2016:
4% 7/1/48	1,610,000	1,376,162
5% 7/1/41	185,000	185,079
Series 2021, 3% 7/1/39	590,000	491,037
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/24 (c)	2,600,000	2,638,368
5% 12/1/25 (c)	2,500,000	2,566,951
5% 12/1/26 (c)	1,970,000	2,039,862
Series 2018 B:
5% 12/1/25 (c)	215,000	220,758
5% 12/1/26 (c)	305,000	315,816
5% 12/1/27 (c)	750,000	785,601
5% 12/1/28 (c)	1,000,000	1,053,781
Series 2019 A:
5% 12/1/23	90,000	90,604
5% 12/1/24	55,000	56,190
5% 12/1/25	95,000	98,563
Series 2020:
5% 12/1/24 (c)	425,000	431,272
5% 12/1/24 (c)	205,000	208,025
5% 12/1/27 (c)	165,000	172,832
5% 12/1/28 (c)	295,000	312,197
Series 2022 A, 5% 12/1/26 (c)	205,000	212,270
Series 2022 B, 5% 12/1/26 (c)	2,100,000	2,174,472
Series 2023 B, 5% 12/1/31 (c)	7,590,000	8,211,936
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C:
5% 5/1/26 (c)	1,675,000	1,705,561
5% 5/1/27 (c)	1,765,000	1,804,672
5% 11/1/27 (c)	1,795,000	1,842,189
5% 5/1/28 (c)	1,835,000	1,887,531
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5.25% 6/1/46	3,225,000	3,347,516
Series 2018 B, 5% 6/1/46	6,170,000	6,193,663
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	235,000	240,863
Series 2022 B, 5% 1/1/46	15,000,000	16,486,638
Series D, 5% 1/1/28	245,000	258,308
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,460,000	1,536,764
Series 2006 C:
0% 12/15/25	2,500,000	2,288,615
0% 12/15/30 (FGIC Insured)	1,305,000	994,432
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,650,000	1,119,642
0% 12/15/36 (AMBAC Insured)	3,000,000	1,725,771
Series 2010 A, 0% 12/15/27	690,000	590,491
Series 2014 BB2, 5% 6/15/33	1,280,000	1,432,393
Series 2016 A:
5% 6/15/27	135,000	141,242
5% 6/15/29	115,000	120,394
Series 2018 A, 5% 12/15/34	195,000	209,972
Series 2019 BB, 4% 6/15/50	3,540,000	3,336,894
Series 2021 A:
4% 6/15/34	170,000	175,594
5% 6/15/32	360,000	404,366
Series 2022 A:
4% 6/15/40	220,000	215,293
4% 6/15/41	945,000	919,680
Series 2022 AA:
5% 6/15/29	295,000	324,634
5% 6/15/30	1,625,000	1,812,552
5% 6/15/33	380,000	430,151
Series 2022 BB:
4% 6/15/46	1,750,000	1,666,740
4% 6/15/50	1,205,000	1,135,864
Series AA:
4% 6/15/36	280,000	283,381
4% 6/15/45	2,510,000	2,399,642
4% 6/15/50	3,210,000	3,025,828
5% 6/15/38	315,000	337,274
Series BB, 5% 6/15/33	1,265,000	1,367,750
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 5% 11/1/39	750,000	797,260
TOTAL NEW JERSEY		108,439,490
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (c)	530,000	530,441
5% 9/1/24 (c)	295,000	299,038
5% 9/1/26 (c)	945,000	980,958
5% 9/1/27 (c)	445,000	468,148
5% 9/1/29 (c)	175,000	188,318
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	85,000	83,807
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	20,000	18,954
5% 5/15/39	15,000	13,351
5% 5/15/44	15,000	12,814
5% 5/15/49	30,000	24,624
TOTAL NEW MEXICO		2,620,453
New York - 8.8%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	65,000	66,845
4% 7/1/34	65,000	66,753
Series 2017:
5% 12/1/23 (e)	100,000	100,012
5% 12/1/24 (e)	100,000	100,200
5% 12/1/25 (e)	100,000	100,326
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	630,000	583,565
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	1,300,000	1,300,956
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	760,000	814,865
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 6/1/44 (h)	500,000	515,592
Series 2016 E, 5% 8/1/28	220,000	232,418
Series 2023 C:
5% 8/1/25	3,000,000	3,114,751
5% 8/1/26	3,600,000	3,820,590
Series 2023 D, 5% 8/1/25	2,000,000	2,076,501
Series 2023 F1:
5% 8/1/25	1,550,000	1,609,288
5% 8/1/27	4,000,000	4,327,498
Series A, 5% 8/1/26	295,000	313,076
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	355,000	331,393
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,435,000	2,230,710
Series 2021, 0.6%, tender 7/1/25 (b)	500,000	462,659
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	4,100,000	4,051,178
Series 2023 A2:
3.7%, tender 12/30/27 (b)	2,045,000	2,045,334
3.73%, tender 12/29/28 (b)	2,280,000	2,282,954
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	3,785,000	4,165,278
Series GG 1, 5% 6/15/48	5,265,000	5,664,931
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	90,000	93,182
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	585,000	619,701
Series 2018 B, 5% 8/1/45	1,860,000	1,951,174
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	1,000,000	1,168,044
New York Dorm. Auth. Rev.:
Series 2022 A:
5% 7/15/37	120,000	124,165
5% 7/15/42	340,000	344,249
5% 7/15/50	880,000	876,875
Series 2022:
4% 7/1/36	445,000	452,599
4% 7/1/38	140,000	139,293
4% 7/1/40	235,000	228,966
5% 7/1/34	295,000	337,234
5% 7/1/35	295,000	334,629
5% 7/1/37	485,000	539,810
5% 7/1/39	145,000	159,553
5% 7/1/41	260,000	284,054
5% 7/1/57	2,190,000	2,154,815
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	505,000	506,087
Series 2015 A1:
5% 11/15/29	145,000	148,111
5% 11/15/45	375,000	376,150
Series 2017 C1, 5% 11/15/30	990,000	1,051,715
Series 2017 D, 5% 11/15/30	2,120,000	2,251,918
Series 2020 D, 4% 11/15/46	3,440,000	3,233,889
New York State Dorm. Auth.:
Series 2018 A, 5.25% 3/15/38	585,000	639,128
Series 2019 D, 3% 2/15/49	4,140,000	3,243,151
Series 2021 A, 4% 3/15/39	9,000,000	9,055,206
Series 2021 E, 3% 3/15/50	675,000	524,533
Series 2022 A, 5% 3/15/41	295,000	326,880
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2:
1%, tender 11/1/26 (b)	355,000	322,088
1.1%, tender 5/1/27 (b)	1,310,000	1,160,536
Series 2023 C2, 3.8%, tender 5/1/29 (b)	6,565,000	6,572,430
Series J, 0.75% 5/1/25	415,000	387,223
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	50,000	48,587
New York State Urban Dev. Corp.:
Series 2020 A, 3% 3/15/50	7,910,000	6,054,487
Series 2020 E:
3% 3/15/48	8,915,000	6,935,285
3% 3/15/50	955,000	730,978
4% 3/15/44	2,555,000	2,527,590
4% 3/15/45	2,055,000	2,025,057
Series 2022 A, 5% 3/15/40	12,000,000	13,436,882
New York State Urban Eev Corp. Series 2019 A:
3% 3/15/49	1,000,000	775,789
5% 3/15/37	1,315,000	1,444,885
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	215,000	214,887
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	415,000	452,139
5% 12/1/33 (c)	640,000	693,630
5% 12/1/34 (c)	700,000	754,061
5% 12/1/35 (c)	350,000	374,572
5% 12/1/36 (c)	240,000	254,396
5% 12/1/37 (c)	635,000	667,843
5% 12/1/38 (c)	1,550,000	1,625,051
5% 12/1/39 (c)	1,185,000	1,236,798
5% 12/1/40 (c)	1,000,000	1,038,948
5% 12/1/41 (c)	910,000	942,130
5% 12/1/42 (c)	455,000	469,193
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	320,000	342,450
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	275,000	294,741
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	600,000	435,730
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	50,000	50,640
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	785,000	821,849
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	100,000	88,854
5.375% 11/1/54 (e)	260,000	196,885
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	255,000	261,714
TOTAL NEW YORK		125,181,112
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	330,000	339,670
Series 2021 227, 2% 10/1/34 (c)	2,390,000	1,861,432
Series 2022 236, 5% 1/15/47 (c)	10,480,000	11,045,069
TOTAL NEW YORK AND NEW JERSEY		13,246,171
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	80,000	86,233
5% 7/1/33	75,000	80,554
5% 7/1/37	180,000	190,353
Series 2017 B:
5% 7/1/23 (c)	10,000	10,000
5% 7/1/25 (c)	5,000	5,121
5% 7/1/26 (c)	5,000	5,197
5% 7/1/27 (c)	10,000	10,549
5% 7/1/28 (c)	10,000	10,535
5% 7/1/29 (c)	10,000	10,553
5% 7/1/30 (c)	15,000	15,839
5% 7/1/31 (c)	25,000	26,402
5% 7/1/32 (c)	25,000	26,385
5% 7/1/33 (c)	25,000	26,370
5% 7/1/34 (c)	30,000	31,589
5% 7/1/35 (c)	20,000	20,964
5% 7/1/36 (c)	15,000	15,651
5% 7/1/37 (c)	20,000	20,772
5% 7/1/42 (c)	60,000	61,663
Series 2017 C, 4% 7/1/32	75,000	76,723
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	2,620,000	2,611,559
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	20,000	21,778
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	165,000	179,670
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2020 45, 3% 7/1/51	7,385,000	7,124,583
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	875,000	852,385
Series 2020 A, 3% 7/1/45	565,000	449,227
TOTAL NORTH CAROLINA		11,970,655
North Dakota - 0.6%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	530,000	491,502
4% 12/1/36	335,000	305,297
4% 12/1/37	405,000	361,280
4% 12/1/38	365,000	324,069
5% 12/1/33	550,000	575,103
5% 12/1/34	660,000	686,798
North Dakota Hsg. Fin. Agcy.:
Series 2019 C, 3.2% 7/1/39	2,765,000	2,466,979
Series 2021 A, 3% 1/1/52	235,000	226,406
Series 2021 B, 3% 7/1/52	755,000	722,886
Series 2022, 5% 1/1/53	945,000	975,525
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	1,345,000	932,695
TOTAL NORTH DAKOTA		8,068,540
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	715,000	724,191
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	150,000	154,974
5% 8/1/26	100,000	105,194
5% 8/1/27	125,000	133,991
5% 8/1/28	145,000	157,198
5% 8/1/29	265,000	286,767
5% 8/1/30	215,000	232,799
Series 2020 A, 4% 12/1/40	1,175,000	1,149,380
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	620,000	627,482
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	9,705,000	7,476,819
4% 6/1/48	260,000	240,639
5% 6/1/32	685,000	744,639
5% 6/1/33	2,275,000	2,470,278
Series 2020 B2, 5% 6/1/55	2,130,000	1,994,770
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	295,000	297,724
Columbus City School District Series 2016 A, 5% 12/1/29	105,000	110,911
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	325,000	342,836
5% 12/1/51	485,000	508,765
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	340,000	345,734
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	685,000	695,458
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	645,000	596,027
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	410,000	454,013
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	225,000	224,149
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	195,000	218,572
5% 3/1/29	260,000	291,430
5% 3/1/30	240,000	274,173
5% 3/1/30	355,000	405,547
Series 2021 B:
5% 2/1/29	475,000	531,513
5% 2/1/30	395,000	450,570
Series 2021 C:
5% 3/15/29	595,000	667,461
5% 3/15/30	595,000	680,195
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	345,000	365,413
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/25	350,000	359,073
5% 1/1/26	415,000	433,028
5% 1/1/27	955,000	1,015,653
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	635,000	620,520
Series 2020 A, 4% 1/15/50	75,000	69,181
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	30,000	30,084
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	585,000	663,908
5% 12/15/30	530,000	611,921
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	130,000	55,892
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	195,000	219,773
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	110,000	113,375
5% 2/15/34	20,000	20,418
Series 2019, 5% 2/15/29	145,000	151,109
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	230,000	234,399
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	260,000	263,493
6% 12/1/29	270,000	275,069
6% 12/1/30	290,000	295,975
6% 12/1/31	310,000	316,555
TOTAL OHIO		29,709,038
Oklahoma - 0.2%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019, 3.25% 9/1/38	2,015,000	1,578,195
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	115,000	118,351
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	65,000	67,483
5% 10/1/29	70,000	72,643
5% 10/1/36	50,000	51,713
5% 10/1/39	100,000	103,054
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	180,000	176,616
TOTAL OKLAHOMA		2,168,055
Oregon - 1.9%
Beaverton School District Series 2022 A:
0% 6/15/41	4,250,000	1,851,631
0% 6/15/42	4,155,000	1,714,562
Oregon Gen. Oblig. Series 2022 A:
5% 5/1/40	3,330,000	3,747,259
5% 12/1/52	655,000	675,833
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	235,000	230,062
Series 2019 A, 4% 7/1/50	420,000	416,584
Series 2020 A, 3% 7/1/52	1,165,000	1,121,247
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (c)	785,000	815,860
Series 2022 28:
5% 7/1/41 (c)	1,760,000	1,865,297
5% 7/1/52 (c)	1,480,000	1,539,068
Series 2023 29:
5% 7/1/34 (c)	4,270,000	4,777,947
5% 7/1/35 (c)	3,650,000	4,043,405
5% 7/1/37 (c)	2,910,000	3,159,097
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	1,380,000	982,741
Series 2016 A, 4% 5/15/41	260,000	252,414
TOTAL OREGON		27,193,007
Pennsylvania - 5.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/32 (c)	3,940,000	4,309,912
5% 1/1/33 (c)	4,640,000	5,073,470
5% 1/1/51 (c)	2,730,000	2,833,334
5% 1/1/56 (c)	1,655,000	1,714,564
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	220,000	182,295
4% 12/1/41	335,000	246,125
4.25% 12/1/50	375,000	260,026
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	150,000	145,155
5% 7/1/34	20,000	19,226
5% 7/1/38	395,000	370,552
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	730,000	719,043
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	50,000	53,868
5% 7/15/29	80,000	87,527
5% 7/15/32	50,000	54,391
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	515,000	540,181
5% 6/1/28	275,000	299,155
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	55,000	57,324
5% 6/1/29	60,000	62,470
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	815,000	775,225
Series 2017:
5% 7/1/28	105,000	106,511
5% 7/1/29	400,000	406,906
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	75,000	62,685
Series 2019, 5% 7/1/49	285,000	231,704
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	125,000	125,732
4% 7/15/35	130,000	130,348
4% 7/15/37	255,000	249,177
5% 7/15/25	20,000	20,446
5% 7/15/26	65,000	67,350
5% 7/15/27	105,000	110,068
5% 7/15/28	80,000	84,577
5% 7/15/29	85,000	89,780
5% 7/15/30	110,000	116,021
5% 7/15/31	75,000	79,021
5% 7/15/32	80,000	84,230
5% 7/15/34	85,000	89,355
5% 7/15/36	255,000	265,223
5% 7/15/38	305,000	312,734
5% 7/15/43	355,000	363,357
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	130,000	134,125
Series 2021 A, 4% 11/1/51	3,835,000	3,202,307
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/49	5,000,000	4,628,917
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	50,000	52,066
5% 7/1/27	50,000	52,209
5% 7/1/28	50,000	52,182
5% 7/1/34	185,000	190,249
5% 7/1/36	100,000	102,064
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	20,000	20,005
5% 10/1/24	60,000	60,161
5% 10/1/25	55,000	55,077
5% 10/1/27	25,000	25,084
Series 2016 A:
5% 10/1/28	75,000	75,672
5% 10/1/29	130,000	131,352
5% 10/1/31	230,000	232,404
5% 10/1/36	415,000	412,230
5% 10/1/40	205,000	192,416
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	40,000	41,284
Series 2018 A, 4% 8/15/48	645,000	580,040
Series 2016 A, 5% 8/15/46	1,515,000	1,519,285
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(c)	935,000	918,123
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	175,000	181,661
Series 2017:
5% 5/1/35	65,000	68,401
5% 5/1/37	80,000	83,228
5% 5/1/41	360,000	370,335
Series 2016:
5% 5/1/28	25,000	26,098
5% 5/1/32	65,000	67,708
5% 5/1/33	85,000	88,480
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	90,000	88,637
Series 2021 134 A, 3% 10/1/49	4,555,000	4,416,218
Series 2021 134B, 5% 4/1/27 (c)	395,000	412,976
Series 2021 137, 3% 10/1/51	1,120,000	1,065,342
Series 2023 142A:
4.5% 10/1/38	985,000	994,871
5% 10/1/43	710,000	739,802
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/46	2,645,000	2,819,147
Series 2021 C:
5% 12/1/27	220,000	238,989
5% 12/1/28	215,000	238,271
Series 2023:
5% 12/1/36	620,000	691,752
5% 12/1/38	2,500,000	2,810,164
5% 12/1/39	3,000,000	3,364,185
5% 12/1/40	2,375,000	2,635,837
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	50,000	51,603
5% 7/1/26	50,000	52,574
5% 7/1/27	40,000	42,905
Series 2017 B:
5% 7/1/23 (c)	75,000	75,000
5% 7/1/26 (c)	150,000	155,379
5% 7/1/27 (c)	125,000	131,201
5% 7/1/28 (c)	150,000	157,619
5% 7/1/29 (c)	115,000	121,099
5% 7/1/32 (c)	150,000	157,970
5% 7/1/33 (c)	115,000	121,039
5% 7/1/34 (c)	205,000	215,393
5% 7/1/37 (c)	230,000	238,365
5% 7/1/42 (c)	685,000	700,955
5% 7/1/47 (c)	1,165,000	1,188,434
Series 2021:
5% 7/1/26 (c)	3,765,000	3,903,259
5% 7/1/27 (c)	5,190,000	5,463,207
5% 7/1/28 (c)	550,000	584,853
5% 7/1/34 (c)	1,100,000	1,204,221
5% 7/1/35 (c)	590,000	640,527
5% 7/1/51 (c)	1,000,000	1,039,966
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	400,000	401,434
Philadelphia School District:
Series 2016 D:
5% 9/1/25	445,000	459,400
5% 9/1/26	465,000	487,214
5% 9/1/27	490,000	515,208
5% 9/1/28	410,000	430,841
Series 2016 F:
5% 9/1/28	710,000	744,569
5% 9/1/29	460,000	481,834
Series 2018 A:
5% 9/1/36	95,000	101,811
5% 9/1/37	55,000	58,628
5% 9/1/38	90,000	95,328
Series 2018 B, 5% 9/1/43	130,000	136,674
Series 2019 A:
4% 9/1/35	385,000	391,040
5% 9/1/30	400,000	438,617
5% 9/1/31	320,000	348,118
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	185,000	201,260
Series F, 5% 9/1/30	345,000	360,219
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	1,055,000	1,153,601
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	200,000	217,905
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	140,000	134,299
4% 6/1/49	335,000	314,075
5% 6/1/44	245,000	255,970
5% 6/1/49	390,000	404,779
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	65,000	66,724
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	280,000	282,787
5% 8/1/48	1,225,000	1,229,529
TOTAL PENNSYLVANIA		80,835,855
Puerto Rico - 1.8%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 A, 5% 7/1/37 (e)	3,250,000	3,264,852
Series 2021 B:
5% 7/1/33 (e)	400,000	410,164
5% 7/1/37 (e)	1,695,000	1,702,746
Series 2022 A, 4% 7/1/42 (e)	1,690,000	1,474,904
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	1,500,000	954,150
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,240,022	5,037,776
4% 7/1/33	1,927,686	1,831,425
4% 7/1/35	695,000	645,959
4% 7/1/37	850,000	762,812
5.625% 7/1/27	201,149	211,801
5.625% 7/1/29	1,000,434	1,071,400
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	8,088,000	5,769,931
Series 2019 A2, 4.329% 7/1/40	2,000,000	1,902,061
TOTAL PUERTO RICO		25,039,981
Rhode Island - 1.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	420,000	414,861
5% 9/1/36	355,000	334,460
Series 2016, 5% 5/15/39	320,000	321,111
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	7,000,000	8,409,029
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	75,000	74,383
Series 2021 74, 3% 4/1/49	640,000	618,310
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	720,000	705,430
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2023 A:
5% 12/1/28 (c)	2,940,000	3,129,124
5% 12/1/29 (c)	4,380,000	4,700,532
Series A:
3.5% 12/1/34 (c)	70,000	67,826
5% 12/1/24 (c)	225,000	228,783
5% 12/1/28 (c)	500,000	535,455
TOTAL RHODE ISLAND		19,539,304
South Carolina - 0.4%
Charleston County Arpt. District Series 2019, 5% 7/1/43	145,000	154,080
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	140,000	144,193
5% 12/1/28	285,000	293,569
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	105,000	104,204
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	365,000	389,157
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	55,000	57,209
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	150,000	155,716
5% 12/1/38	15,000	15,289
Series 2016 B:
5% 12/1/31	55,000	57,357
5% 12/1/41	765,000	777,304
Series A, 5% 12/1/23 (Escrowed to Maturity)	385,000	387,694
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	945,000	862,482
4% 4/15/48	660,000	584,769
5% 4/15/48	2,265,000	2,311,373
TOTAL SOUTH CAROLINA		6,294,396
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	35,000	37,651
Series 2017:
5% 7/1/26	15,000	15,715
5% 7/1/28	15,000	16,149
5% 7/1/29	30,000	32,366
Series 2020 A, 3% 9/1/45	730,000	564,069
TOTAL SOUTH DAKOTA		665,950
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/44	610,000	569,775
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/41	560,000	573,054
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	30,000	33,138
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/37 (c)	235,000	244,515
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	130,000	130,441
Series 2019 B:
5% 7/1/38 (c)	965,000	1,022,349
5% 7/1/54 (c)	300,000	309,635
Series 2022 B:
5% 7/1/52 (c)	3,250,000	3,384,597
5.5% 7/1/39 (c)	2,000,000	2,225,239
5.5% 7/1/40 (c)	2,000,000	2,215,517
5.5% 7/1/42 (c)	3,500,000	3,849,448
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	3,010,000	3,221,763
5% 1/1/30	3,525,000	4,008,164
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 4% 10/1/49	485,000	383,613
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	755,000	728,569
Series 2021 3A, 3% 1/1/52	285,000	273,557
TOTAL TENNESSEE		23,173,374
Texas - 5.3%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	50,000	50,599
5% 11/15/27 (c)	65,000	65,788
5% 11/15/28 (c)	75,000	75,932
5% 11/15/39 (c)	275,000	276,289
Series 2017 B:
5% 11/15/28 (c)	50,000	52,037
5% 11/15/30 (c)	80,000	83,268
5% 11/15/32 (c)	60,000	62,412
5% 11/15/35 (c)	65,000	67,131
5% 11/15/36 (c)	105,000	108,017
5% 11/15/37 (c)	70,000	71,776
5% 11/15/41 (c)	290,000	295,419
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/37	1,000,000	1,141,851
5% 11/15/38	1,250,000	1,417,064
5% 11/15/39	1,750,000	1,968,895
5% 11/15/40	2,000,000	2,231,321
5% 11/15/41	2,000,000	2,218,385
5% 11/15/42	3,000,000	3,306,721
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	1,785,000	2,028,854
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	65,000	67,045
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	25,000	25,914
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	50,000	51,827
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	295,000	305,782
Series 2021 C, 5% 1/1/27	1,055,000	1,098,887
City of Denton Series 2020, 2% 2/15/38	1,530,000	1,119,473
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 B, 5% 11/1/37	3,000,000	3,355,589
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	585,000	616,452
El Paso Independent School District Series 2020:
5% 8/15/25	220,000	228,821
5% 8/15/26	380,000	403,740
El Paso Wtr. & Swr. Rev. Series 2022, 5% 3/1/36	1,000,000	1,122,432
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	525,000	465,631
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	160,000	170,992
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	70,000	73,010
Series 2021 A, 3% 10/1/51	1,000,000	746,313
Harris County Flood Cont. District Series 2021 A:
5% 10/1/28	500,000	554,363
5% 10/1/29	500,000	564,438
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	139,742
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	216,549
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	585,000	614,407
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (c)	880,000	909,620
Series 2018 C:
5% 7/1/29 (c)	100,000	106,803
5% 7/1/30 (c)	105,000	112,219
5% 7/1/31 (c)	75,000	79,960
5% 7/1/32 (c)	90,000	95,879
Houston Gen. Oblig. Series 2017 A:
5% 3/1/31	235,000	252,554
5% 3/1/32	100,000	107,290
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/33	140,000	148,178
Series 2020 C:
4% 11/15/43	1,030,000	1,029,969
4% 11/15/49	1,030,000	1,017,398
5% 11/15/45	1,030,000	1,116,811
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	25,000	26,009
5% 10/15/30	95,000	98,583
5% 10/15/32	50,000	51,758
5% 10/15/36	35,000	35,813
5% 10/15/37	55,000	56,060
5% 10/15/38	80,000	81,360
5% 10/15/44	80,000	80,094
Katy Independent School District Series 2023, 5% 2/15/40	1,170,000	1,296,045
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	50,000	51,165
5% 11/1/27 (c)	110,000	112,717
5% 11/1/28 (c)	165,000	169,348
5% 11/1/29 (c)	100,000	102,735
5% 11/1/32 (c)	185,000	190,026
Series 2017:
5% 11/1/24 (c)	50,000	50,691
5% 11/1/25 (c)	50,000	51,393
5% 11/1/26 (c)	50,000	52,095
5% 11/1/27 (c)	50,000	51,877
5% 11/1/28 (c)	90,000	93,475
5% 11/1/29 (c)	65,000	67,602
5% 11/1/30 (c)	50,000	52,020
5% 11/1/31 (c)	115,000	119,636
5% 11/1/32 (c)	130,000	135,170
5% 11/1/33 (c)	50,000	51,946
5% 11/1/34 (c)	50,000	51,829
5% 11/1/36 (c)	50,000	51,429
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	295,000	304,459
5% 5/15/26	370,000	388,589
5% 5/15/27	440,000	471,041
Series 2015 D:
5% 5/15/28	110,000	113,423
5% 5/15/30	255,000	262,853
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2020 A, 3.875%, tender 8/1/23 (b)(c)	10,400,000	10,399,751
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	40,000	42,908
5% 8/15/29	100,000	107,638
5% 8/15/47	115,000	117,938
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	35,000	36,391
5% 4/1/30	175,000	182,766
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	50,000	52,327
5% 1/1/33	60,000	63,605
5% 1/1/34	75,000	79,348
5% 1/1/34	150,000	173,471
5% 1/1/35	110,000	115,942
5% 1/1/36	305,000	320,175
5% 1/1/37	405,000	423,422
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	20,000	20,950
5% 1/1/31	30,000	31,396
Series 2015 A, 5% 1/1/32	170,000	173,964
Series 2016 A, 5% 1/1/36	65,000	67,346
Series 2017 A:
5% 1/1/38	20,000	20,010
5% 1/1/39	1,650,000	1,727,794
Series 2018:
4% 1/1/37	625,000	629,645
4% 1/1/38	1,280,000	1,280,756
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	730,000	689,333
Series 2023 B, 3%, tender 8/1/29 (b)	5,165,000	5,078,467
San Antonio Independent School District Series 2016, 5% 8/15/31	220,000	233,273
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	625,000	670,518
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	20,000	21,557
5% 10/1/30	35,000	37,628
5% 10/1/31	30,000	32,189
5% 10/1/39	65,000	68,633
5% 10/1/40	50,000	52,712
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 4% 2/15/35	255,000	256,010
Tarrant County Tex Hosp. District Series 2023, 5% 8/15/33	1,000,000	1,168,673
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,067,359	954,534
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	230,000	228,415
Series A, 3.5% 3/1/51	275,000	268,561
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	210,000	203,234
4% 6/30/39	530,000	497,356
4% 6/30/40	440,000	408,755
Series 2013, 6.75% 6/30/43 (c)	760,000	762,953
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	165,000	176,433
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,195,000	2,896,219
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	585,000	619,827
Series 2020:
3% 10/15/38	1,000,000	892,662
5% 8/1/30	295,000	338,490
Series 2022, 4.45% 10/15/36	3,000,000	3,273,739
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	205,000	214,255
5% 2/15/34	255,000	266,448
5% 2/15/36	150,000	156,504
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	105,000	112,887
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/31	880,000	1,029,036
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	105,000	110,558
Weatherford Independent School District Series 2002, 0% 2/15/33	350,000	250,762
TOTAL TEXAS		75,199,252
Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (c)	100,000	102,430
5% 7/1/27 (c)	215,000	226,318
5% 7/1/29 (c)	190,000	200,076
5% 7/1/30 (c)	140,000	147,507
5% 7/1/31 (c)	265,000	279,255
5% 7/1/33 (c)	205,000	215,765
5% 7/1/35 (c)	205,000	214,415
5% 7/1/36 (c)	275,000	286,309
5% 7/1/37 (c)	690,000	715,094
5% 7/1/42 (c)	1,240,000	1,268,882
Series 2018 A:
5% 7/1/33 (c)	485,000	516,309
5.25% 7/1/48 (c)	355,000	368,107
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	295,000	308,854
TOTAL UTAH		4,849,321
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	230,000	221,078
5% 10/15/46	290,000	270,742
(Middlebury College Proj.) Series 2020, 5% 11/1/49	625,000	658,628
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	371,000	353,064
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (c)	295,000	309,529
5% 6/15/29 (c)	500,000	523,399
Series 2020 A, 5% 6/15/28 (c)	295,000	306,710
TOTAL VERMONT		2,643,150
Virginia - 0.7%
Arlington County Series 2021, 5% 6/15/28	1,340,000	1,485,393
Chesapeake Wtr. & Swr. Sys. Series 2021:
2% 7/1/35	1,345,000	1,083,103
2% 7/1/36	1,370,000	1,067,540
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	235,000	237,013
5% 6/15/30	65,000	65,609
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,250,000	1,587,912
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	30,000	29,172
Series 2016:
4% 6/15/37	35,000	34,053
5% 6/15/27	75,000	78,254
5% 6/15/30	30,000	31,225
5% 6/15/33	20,000	20,784
5% 6/15/34	40,000	41,492
5% 6/15/35	110,000	113,722
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	45,000	48,926
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	675,000	697,495
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (c)	955,000	951,823
4% 7/1/35 (c)	720,000	713,267
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/39	1,235,000	1,423,224
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	125,000	129,630
5% 1/1/34	75,000	77,551
5% 1/1/35	75,000	77,430
5% 1/1/44	50,000	50,727
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	240,000	232,825
TOTAL VIRGINIA		10,278,170
Washington - 2.1%
City of Olympia Series 2019, 2% 12/1/30	1,265,000	1,128,507
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	165,000	166,835
4% 6/1/28	105,000	107,214
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	85,000	86,629
Series 2016 B:
5% 10/1/28 (c)	175,000	180,837
5% 10/1/30 (c)	100,000	102,915
Series 2019 A, 4% 4/1/44 (c)	185,000	170,566
Series 2019:
5% 4/1/35 (c)	2,200,000	2,338,590
5% 4/1/44 (c)	440,000	455,558
Series 2021 C:
5% 8/1/24 (c)	575,000	582,777
5% 8/1/25 (c)	465,000	476,946
5% 8/1/26 (c)	640,000	665,441
5% 8/1/27 (c)	395,000	416,599
5% 8/1/28 (c)	1,105,000	1,180,550
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	255,000	233,272
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,940,000	1,355,933
Series 2021, 4% 7/1/31	4,190,000	4,009,445
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	210,000	215,950
Series 2017 D, 5% 2/1/33	180,000	191,880
Series 2018 C, 5% 8/1/30	340,000	367,430
Series 2022 C, 5% 2/1/41	3,225,000	3,594,627
Series 2022 D:
4% 7/1/36	850,000	890,745
4% 7/1/37	590,000	612,383
Series 2023 A, 5% 8/1/41	2,985,000	3,344,155
Series R-2017 A, 5% 8/1/30	105,000	111,243
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	40,000	40,489
5% 7/1/27	80,000	82,085
5% 7/1/28	95,000	95,794
5% 7/1/29	35,000	35,235
5% 7/1/30	45,000	45,275
5% 7/1/31	55,000	55,347
5% 7/1/32	100,000	100,521
5% 7/1/33	145,000	145,661
5% 7/1/34	35,000	35,121
5% 7/1/42	485,000	478,714
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	260,000	260,206
Series 2015 B, 5% 10/1/38	2,050,000	2,195,403
Series 2015, 5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	115,000	119,293
Series 2017, 4% 8/15/42	605,000	533,282
Series 2019 A2, 5% 8/1/44	340,000	350,813
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	1,270,000	959,034
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	110,000	113,873
5% 10/1/28	110,000	114,130
5% 10/1/35	115,000	117,922
5% 10/1/36	175,000	178,767
5% 10/1/40	170,000	171,823
Series 2019, 4% 10/1/49	735,000	619,039
TOTAL WASHINGTON		29,834,854
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A:
5% 1/1/31	80,000	82,814
5% 1/1/32	70,000	72,267
Series 2023 A:
5% 6/1/39	1,125,000	1,214,674
5% 6/1/40	1,030,000	1,106,779
5% 6/1/41	1,030,000	1,102,714
5% 6/1/43	1,830,000	1,947,528
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	295,000	304,918
5% 6/1/26	295,000	311,608
5% 6/1/27	295,000	318,473
5% 6/1/28	440,000	484,971
TOTAL WEST VIRGINIA		6,946,746
Wisconsin - 1.3%
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	470,000	464,177
5.25% 10/1/48	470,000	454,204
Series 2022 A:
5.25% 3/1/42	295,000	298,304
5.25% 3/1/47	2,175,000	2,177,242
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	690,000	712,272
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	45,000	44,745
5% 5/15/28 (e)	70,000	68,754
5.25% 5/15/37 (e)	20,000	18,997
5.25% 5/15/42 (e)	415,000	378,792
5.25% 5/15/47 (e)	25,000	22,060
5.25% 5/15/52 (e)	45,000	39,015
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	45,000	39,715
5% 10/1/48 (e)	60,000	51,139
5% 10/1/53 (e)	90,000	74,896
Roseman Univ. of Health:
Series 2018 A, 5% 12/1/27	1,000,000	1,016,261
Series 2020, 5% 4/1/40 (e)	100,000	97,884
Series 2021 A:
3% 7/1/50	655,000	472,371
4.5% 6/1/56 (e)	2,640,000	1,951,880
Series 2021 B, 6.5% 6/1/56 (e)	625,000	503,984
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	1,840,000	2,005,216
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	255,000	263,876
Series 2013 A, 5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100)	3,375,000	3,393,456
Series 2014, 4% 5/1/33	180,000	180,349
Series 2015, 3.15% 8/15/27	1,000,000	972,003
Series 2016 A:
5% 2/15/28	120,000	123,449
5% 2/15/29	155,000	159,522
5% 2/15/30	170,000	174,881
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	295,000	318,254
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	50,000	53,941
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	85,000	91,700
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	95,000	102,489
Series 2018, 5% 4/1/34	585,000	635,059
Series 2019 A:
5% 11/1/26	105,000	101,809
5% 11/1/46	300,000	242,418
Series 2019 B1, 2.825% 11/1/28	100,000	88,648
Series 2019 B2, 2.55% 11/1/27	25,000	23,488
Series 2019:
5% 10/1/30	120,000	131,445
5% 10/1/32	250,000	272,841
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	430,000	412,677
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	80,000	77,298
0.81%, tender 5/1/25 (b)	265,000	251,211
TOTAL WISCONSIN		18,962,722
TOTAL MUNICIPAL BONDS (Cost $1,337,674,638)		1,316,165,655

Municipal Notes - 1.0%
	Principal Amount (a)	Value ($)
California - 1.0%
Los Angeles Gen. Oblig. TRAN Series 2023, 5% 6/27/24 (g) (Cost $14,234,920)	14,000,000	14,232,183

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.23% (i)(j) (Cost $112,358,570)	112,336,114	112,358,561

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,464,268,128)	1,442,756,399
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(13,877,775)
NET ASSETS - 100.0%	1,428,878,624

Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,480,868 or 1.1% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	119,418,566	180,297,998	187,358,000	2,011,246	-	(3)	112,358,561	4.2%
Total	119,418,566	180,297,998	187,358,000	2,011,246	-	(3)	112,358,561

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,330,397,838	-	1,330,397,838	-

Money Market Funds	112,358,561	112,358,561	-	-
Total Investments in Securities:	1,442,756,399	112,358,561	1,330,397,838	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,351,909,558)	$1,330,397,838
Fidelity Central Funds (cost $112,358,570)	112,358,561

Total Investment in Securities (cost $1,464,268,128)		$1,442,756,399
Cash		842,233
Receivable for investments sold		3,440
Receivable for fund shares sold		5,906,613
Interest receivable		14,937,524
Distributions receivable from Fidelity Central Funds		343,281
Receivable from investment adviser for expense reductions		1,398
Other receivables		58
Total assets		1,464,790,946
Liabilities
Payable for investments purchased
Regular delivery	$1,731,872
Delayed delivery	29,281,084
Payable for fund shares redeemed	993,779
Distributions payable	3,470,463
Accrued management fee	399,078
Other payables and accrued expenses	36,046
Total Liabilities		35,912,322
Net Assets		$1,428,878,624
Net Assets consist of:
Paid in capital		$1,464,815,723
Total accumulated earnings (loss)		(35,937,099)
Net Assets		$1,428,878,624
Net Asset Value , offering price and redemption price per share ($1,428,878,624 ÷ 146,460,423 shares)		$9.76

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$19,562,486
Income from Fidelity Central Funds		2,011,246
Total Income		21,573,732
Expenses
Management fee	$2,206,073
Custodian fees and expenses	9,929
Independent trustees' fees and expenses	1,996
Registration fees	56,786
Audit	37,404
Legal	870
Miscellaneous	2,788
Total expenses before reductions	2,315,846
Expense reductions	(58,859)
Total expenses after reductions		2,256,987
Net Investment income (loss)		19,316,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(186,360)
Total net realized gain (loss)		(186,360)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20,470,657
Fidelity Central Funds	(3)
Total change in net unrealized appreciation (depreciation)		20,470,654
Net gain (loss)		20,284,294
Net increase (decrease) in net assets resulting from operations		$39,601,039

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,316,745	$32,988,574
Net realized gain (loss)	(186,360)	(141,936,091)
Change in net unrealized appreciation (depreciation)	20,470,654	(149,981,087)
Net increase (decrease) in net assets resulting from operations	39,601,039	(258,928,604)
Distributions to shareholders	(18,725,490)	(32,731,153)

Share transactions
Proceeds from sales of shares	465,150,901	4,264,535,013
Reinvestment of distributions	14,840	9,870,551
Cost of shares redeemed	(163,568,059)	(5,389,446,258)

Net increase (decrease) in net assets resulting from share transactions	301,597,682	(1,115,040,694)
Total increase (decrease) in net assets	322,473,231	(1,406,700,451)

Net Assets
Beginning of period	1,106,405,393	2,513,105,844
End of period	$1,428,878,624	$1,106,405,393

Other Information
Shares
Sold	47,767,140	430,605,180
Issued in reinvestment of distributions	1,519	983,117
Redeemed	(16,813,081)	(547,031,720)
Net increase (decrease)	30,955,578	(115,443,423)

Fidelity® SAI Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.58	$10.88	$10.85	$10.70	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.148	.218	.203	.265	.296	.074
Net realized and unrealized gain (loss)	.176	(1.297)	.048	.183	.564	.193
Total from investment operations	.324	(1.079)	.251	.448	.860	.267
Distributions from net investment income	(.144)	(.221)	(.207)	(.266)	(.296)	(.066)
Distributions from net realized gain	-	-	(.014)	(.032)	(.064)	(.001)
Total distributions	(.144)	(.221)	(.221)	(.298)	(.360)	(.067)
Net asset value, end of period	$9.76	$9.58	$10.88	$10.85	$10.70	$10.20
Total Return D,E	3.39%	(9.94)%	2.33%	4.27%	8.51%	2.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H	.38%	.36%	.37%	.44%	.59% H,I
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36%	.36% H
Net investment income (loss)	3.06% H	2.16%	1.87%	2.49%	2.80%	2.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,428,879	$1,106,405	$2,513,106	$1,586,052	$1,258,733	$1,108,493
Portfolio turnover rate J	3% H	26% K	4%	17%	21%	7% K,L

A For the period October 2, 2018 (commencement of operations) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,386,081
Gross unrealized depreciation	(46,051,450)
Net unrealized appreciation (depreciation)	$(20,665,369)
Tax cost	$1,463,421,768

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,962,728)
Long-term	(6,134,825)
Total capital loss carryforward	$(15,097,553)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Income Fund	329,087,503	17,785,656
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Municipal Income Fund	-	1,100,000	-

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity SAI Municipal Income Fund	157,700,518	(126,836,694)	1,510,770,968
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI Municipal Income Fund	$1,068
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through April 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $43,826.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $429.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $14,604.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® SAI Municipal Income Fund	.36%
Actual		$ 1,000	$ 1,033.90	$ 1.82
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887614.104
SIM-SANN-0823
Fidelity® International Bond Index Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 0.7%
Forward foreign currency contracts - (98.7)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 26.1%
		Principal Amount (a)	Value ($)
Australia - 1.0%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	1,384,000	1,334,433
APT Pipelines Ltd. 2% 7/15/30 (Reg. S)	EUR	110,000	102,075
Australia & New Zealand Banking Group Ltd.:
1.55% 8/29/24 (Reg. S)	AUD	870,000	556,971
5.906% 8/12/32 (b)	AUD	330,000	216,385
Commonwealth Bank of Australia 0.125% 10/15/29 (Reg. S)	EUR	120,000	105,898
National Australia Bank Ltd.:
2.125% 5/24/28 (Reg. S)	EUR	160,000	162,006
2.347% 8/30/29	EUR	130,000	132,171
6.163% 3/9/33 (b)	AUD	120,000	79,141
New South Wales Treasury Corp.:
1% 2/8/24	AUD	1,099,000	717,148
1.25% 3/20/25 (Reg. S)	AUD	803,000	506,495
2% 3/20/31	AUD	1,106,000	616,909
3% 4/20/29 (Reg. S)	AUD	860,000	533,317
Western Australia Treasury Corp.:
2.5% 7/23/24	AUD	1,531,000	999,038
3% 10/21/26	AUD	1,842,000	1,178,950
TOTAL AUSTRALIA			7,240,937
Austria - 0.2%
Autobahn Schnell AG 0.1% 7/16/35 (Reg. S)	EUR	710,000	543,876
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/31	EUR	300,000	254,243
Erste Group Bank AG 0.25% 9/14/29 (Reg. S)	EUR	100,000	86,284
Oesterreichische Kontrollbank AG 0.5% 12/15/25 (Reg. S)	GBP	152,000	169,315
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	74,814
Raiffeisen International Bank-Holding AG:
1% 12/4/23 (Reg. S)	EUR	200,000	215,036
1.5% 3/12/30 (Reg. S) (b)	EUR	100,000	93,458
TOTAL AUSTRIA			1,437,026
Belgium - 0.2%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	46,908
2% 3/17/28 (Reg. S)	EUR	32,000	32,651
2.25% 5/24/29 (Reg. S)	GBP	53,000	56,412
2.85% 5/25/37 (Reg. S)	GBP	200,000	191,309
3.7% 4/2/40 (Reg. S)	EUR	131,000	135,738
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	96,133
Fluvius System Operator CVBA 0.25% 6/14/28 (Reg. S)	EUR	100,000	91,770
KBC Group NV:
0.125% 1/14/29 (Reg. S) (b)	EUR	100,000	90,015
0.5% 12/3/29 (b)	EUR	100,000	101,033
1.125% 1/25/24 (Reg. S)	EUR	500,000	536,865
4.375% 4/19/30 (Reg. S) (b)	EUR	100,000	108,101
TOTAL BELGIUM			1,486,935
Canada - 2.3%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	40,014
3.65% 9/8/44	CAD	295,000	192,361
Altalink LP 3.717% 12/3/46	CAD	338,000	222,382
Bank of Montreal 3.19% 3/1/28	CAD	65,000	45,782
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	853,688
1.375% 12/5/23 (Reg. S)	GBP	134,000	166,742
3.1% 2/2/28	CAD	85,000	59,691
Bell Canada 4.45% 2/27/47	CAD	40,000	26,692
Canada Housing Trust No. 1:
1.6% 12/15/31 (c)	CAD	320,000	204,232
1.9% 9/15/26 (c)	CAD	480,000	336,973
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	3,019,000	2,695,087
1.7% 7/15/26	CAD	498,000	337,918
Canadian National Railway Co. 3.6% 8/1/47	CAD	229,000	145,843
Choice Properties REIT 4.178% 3/8/28	CAD	128,000	91,577
CI Financial Corp. 3.759% 5/26/25	CAD	513,000	370,148
CPPIB Capital, Inc.:
1.25% 12/7/27 (Reg. S)	GBP	544,000	576,053
3% 6/15/28	CAD	1,310,000	941,687
CU, Inc. 3.548% 11/22/47	CAD	280,000	176,101
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	176,808
Enbridge Pipelines, Inc. 4.13% 8/9/46	CAD	406,000	251,400
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	571,000	360,022
Fairfax Financial Holdings Ltd. 4.7% 12/16/26	CAD	234,000	169,496
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	306,500
Hydro One, Inc.:
1.69% 1/16/31	CAD	417,000	258,290
3.02% 4/5/29	CAD	30,000	21,020
Hydro-Quebec:
4% 2/15/55	CAD	220,000	165,589
4% 2/15/63	CAD	270,000	204,574
5% 2/15/50	CAD	50,000	43,475
Inter Pipeline Ltd. 4.232% 6/1/27	CAD	1,526,000	1,095,760
Keyera Corp. 3.959% 5/29/30	CAD	761,000	526,780
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	591,000	415,348
Nova Scotia Province 3.45% 6/1/45	CAD	150,000	100,158
Ontario Power Generation, Inc.:
2.893% 4/8/25	CAD	390,000	282,166
3.215% 4/8/30	CAD	100,000	68,857
Ontario Teachers' Finance Trust 0.95% 11/24/51 (Reg. S)	EUR	110,000	64,086
Pembina Pipeline Corp. 4.74% 1/21/47	CAD	402,000	265,658
PSP Capital, Inc. 3.29% 4/4/24	CAD	520,000	387,467
Rogers Communications, Inc. 2.9% 12/9/30	CAD	968,000	619,198
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	833,348
0.625% 9/10/25 (Reg. S)	EUR	756,000	768,895
2.609% 11/1/24	CAD	102,000	73,958
TELUS Corp. 3.95% 2/16/50	CAD	33,000	19,601
The Toronto-Dominion Bank:
1.707% 7/28/25 (Reg. S)	EUR	360,000	375,508
1.943% 3/13/25	CAD	252,000	178,908
2.496% 12/2/24	CAD	60,000	43,283
3.631% 12/13/29 (Reg. S)	EUR	320,000	336,594
Toronto Hydro Corp. 2.43% 12/11/29	CAD	80,000	53,488
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	20,049
4.18% 7/3/48	CAD	33,000	20,225
4.35% 6/6/46	CAD	456,000	289,503
TOTAL CANADA			16,278,983
China - 3.0%
Agricultural Development Bank of China:
2.99% 8/11/26	CNY	31,790,000	4,452,330
3.52% 5/24/31	CNY	38,250,000	5,517,103
Export-Import Bank of China:
3.22% 5/14/26	CNY	50,670,000	7,139,022
3.38% 7/16/31	CNY	27,740,000	3,969,330
TOTAL CHINA			21,077,785
Czech Republic - 0.1%
CPI Property Group SA 2.75% 5/12/26 (Reg. S)	EUR	153,000	135,162
EP Infrastructure A/S 1.659% 4/26/24 (Reg. S)	EUR	110,000	113,924
TOTAL CZECH REPUBLIC			249,086
Denmark - 0.2%
Danske Bank A/S:
0.01% 11/10/24 (Reg. S) (b)	EUR	261,000	280,628
0.5% 8/27/25 (Reg. S) (b)	EUR	140,000	145,171
2.5% 6/21/29 (Reg. S) (b)	EUR	126,000	132,614
4% 1/12/27 (Reg. S) (b)	EUR	210,000	225,661
Nykredit Realkredit A/S:
0.125% 7/10/24 (Reg. S)	EUR	130,000	135,594
0.5% 7/10/25 (Reg. S)	EUR	144,000	145,560
ORSTED A/S:
2.125% 5/17/27 (Reg. S)	GBP	104,000	114,176
2.5% 5/16/33 (Reg. S)	GBP	104,000	98,809
TOTAL DENMARK			1,278,213
Finland - 0.2%
Nordea Bank ABP:
0.5% 3/19/31 (Reg. S)	EUR	120,000	103,545
1% 6/27/29 (Reg. S) (b)	EUR	135,000	140,612
2.5% 5/23/29 (Reg. S)	EUR	144,000	143,231
Nordea Mortgage Bank PLC:
1% 11/5/24 (Reg. S)	EUR	180,000	189,050
2.5% 9/14/32 (Reg. S)	EUR	110,000	113,297
OP Mortgage Bank PLC:
0.01% 11/19/30 (Reg. S)	EUR	180,000	154,982
1% 11/28/24 (Reg. S)	EUR	170,000	178,128
Pohjola Bank PLC:
0.1% 11/16/27 (Reg. S)	EUR	130,000	120,124
1.375% 9/4/26 (Reg. S)	GBP	160,000	170,790
TOTAL FINLAND			1,313,759
France - 3.6%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	519,034
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	142,903
Arkea Public Sector SCF SA 0.875% 3/31/28 (Reg. S)	EUR	200,000	193,889
Autoroutes du Sud de la France 2.75% 9/2/32 (Reg. S)	EUR	300,000	304,728
AXA SA:
1.875% 7/10/42 (Reg. S) (b)	EUR	153,000	125,670
3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	101,690
Banque Federative du Credit Mutuel SA:
0.625% 11/19/27 (Reg. S)	EUR	100,000	92,672
0.875% 12/7/27 (Reg. S)	GBP	600,000	603,269
1% 7/16/26 (Reg. S)	GBP	100,000	107,791
1.125% 11/19/31 (Reg. S)	EUR	100,000	80,270
1.25% 5/26/27 (Reg. S)	EUR	100,000	97,820
1.25% 6/3/30 (Reg. S)	EUR	100,000	88,575
2.5% 5/25/28 (Reg. S)	EUR	300,000	295,211
2.625% 11/6/29 (Reg. S)	EUR	100,000	98,087
BNP Paribas SA:
0.625% 12/3/32 (Reg. S)	EUR	100,000	78,484
0.875% 7/11/30 (Reg. S) (b)	EUR	100,000	88,046
1.25% 7/13/31 (Reg. S)	GBP	100,000	87,071
1.625% 7/2/31 (Reg. S)	EUR	100,000	85,690
1.875% 12/14/27 (Reg. S)	GBP	200,000	206,972
2% 5/24/31 (Reg. S) (b)	GBP	200,000	213,221
2% 9/13/36 (Reg. S)	GBP	100,000	79,429
2.5% 3/31/32 (Reg. S) (b)	EUR	100,000	97,009
3.375% 1/23/26 (Reg. S)	GBP	550,000	641,991
Bouygues SA 2.25% 6/29/29 (Reg. S)	EUR	100,000	100,127
BPCE SA:
Eur Swap Annual 5Y Index + 2.250% 2.25% 3/2/32 (Reg. S) (b)(d)	EUR	100,000	96,563
0.25% 1/15/26 (Reg. S)	EUR	100,000	98,825
0.25% 1/14/31 (Reg. S)	EUR	200,000	164,137
0.625% 9/26/24 (Reg. S)	EUR	500,000	521,486
1% 1/14/32 (Reg. S)	EUR	200,000	169,159
1.625% 1/31/28 (Reg. S)	EUR	100,000	96,333
2.5% 11/30/32 (Reg. S) (b)	GBP	100,000	100,343
BPCE SFH 0.01% 10/16/28 (Reg. S)	EUR	500,000	456,174
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	600,000	564,802
0% 11/25/30 (Reg. S)	EUR	900,000	782,020
0% 5/25/31 (Reg. S)	EUR	300,000	257,207
0.125% 10/25/23 (Reg. S)	EUR	300,000	323,759
1.75% 11/25/27 (Reg. S)	EUR	500,000	512,884
Caisse Francaise de Finance:
0.125% 6/30/31 (Reg. S)	EUR	1,200,000	1,018,920
0.125% 2/15/36 (Reg. S)	EUR	900,000	659,033
Carrefour Banque SA 0.107% 6/14/25 (Reg. S)	EUR	500,000	503,395
CNP Assurances 2.5% 6/30/51 (Reg. S) (b)	EUR	100,000	87,057
Compagnie Financiere du Credit Mutuel:
0.875% 10/25/31 (Reg. S)	EUR	100,000	83,609
1.875% 10/25/29 (b)	EUR	100,000	103,625
Credit Agricole Assurances SA 1.5% 10/6/31 (Reg. S)	EUR	100,000	82,559
Credit Agricole Home Loan SFH:
0.05% 12/6/29 (Reg. S)	EUR	200,000	176,932
1.5% 9/28/38	EUR	300,000	255,715
Credit Agricole SA:
0.375% 4/20/28 (Reg. S)	EUR	100,000	91,160
1% 9/18/25 (Reg. S)	EUR	200,000	204,702
1.125% 7/12/32 (Reg. S)	EUR	300,000	255,269
1.625% 6/5/30 (Reg. S) (b)	EUR	100,000	100,979
1.874% 12/9/31 (b)	GBP	200,000	206,956
2.625% 3/17/27 (Reg. S)	EUR	107,000	108,898
3.875% 11/28/34 (Reg. S)	EUR	100,000	108,057
4.875% 10/23/29 (Reg. S)	GBP	100,000	118,075
Credit Commercial de France:
0.1% 9/3/27 (Reg. S)	EUR	200,000	187,023
1.375% 9/4/28 (Reg. S)	EUR	300,000	292,335
CTE Co. 1.5% 7/29/28 (Reg.S)	EUR	100,000	96,703
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	107,103
0.625% 1/17/26 (Reg. S)	EUR	500,000	505,248
Electricite de France SA:
1% 11/29/33 (Reg. S)	EUR	100,000	78,657
2% 12/9/49 (Reg. S)	EUR	400,000	260,693
Engie SA 0.875% 3/27/24 (Reg. S)	EUR	300,000	320,171
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	200,000	197,215
ICADE 1.625% 2/28/28 (Reg. S)	EUR	100,000	95,453
Klepierre SA 0.875% 2/17/31 (Reg. S)	EUR	100,000	82,929
La Banque Postale:
1% 2/9/28 (Reg. S) (b)	EUR	100,000	94,885
5.625% 9/21/28 (Reg. S) (b)	GBP	100,000	118,174
La Mondiale 0.75% 4/20/26 (Reg. S)	EUR	100,000	98,741
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	359,624
MACIF 0.625% 6/21/27 (Reg. S)	EUR	100,000	93,057
Orange SA 0.75% 6/29/34 (Reg. S)	EUR	500,000	404,677
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	107,522
0.125% 3/25/25 (Reg. S)	EUR	200,000	205,403
0.25% 3/29/30 (Reg. S)	EUR	100,000	89,584
0.625% 5/25/26 (Reg. S)	EUR	200,000	201,498
0.75% 11/25/24	EUR	200,000	209,506
2.125% 11/29/27 (Reg. S)	EUR	200,000	207,614
RCI Banque SA 1.625% 5/26/26 (Reg. S)	EUR	37,000	37,137
Reseau Ferre de France 0.875% 1/22/29 (Reg. S)	EUR	300,000	288,067
RTE EdF Transport SA:
0% 9/9/27 (Reg. S)	EUR	100,000	94,059
0.625% 7/8/32 (Reg. S)	EUR	200,000	167,265
Societe Des Autoroutes Paris-Rhin-Rhone 1.875% 1/6/31 (Reg. S)	EUR	200,000	195,102
Societe du Grand Paris EPIC:
0% 11/25/30 (Reg. S)	EUR	200,000	171,956
1.7% 5/25/50 (Reg. S)	EUR	500,000	365,182
Societe Generale:
1% 11/24/30 (b)	EUR	100,000	96,416
1.25% 2/15/24 (Reg. S)	EUR	500,000	536,270
1.25% 12/7/27	GBP	300,000	300,239
1.25% 6/12/30 (Reg. S)	EUR	100,000	87,696
1.5% 5/30/25 (Reg. S) (b)	EUR	500,000	530,095
4.25% 11/16/32 (Reg. S)	EUR	100,000	110,371
Societe Generale SFH:
0.25% 9/11/23 (Reg. S)	EUR	100,000	108,446
3.125% 2/24/26 (Reg. S)	EUR	1,000,000	1,075,760
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	273,372
Suez SACA:
1.875% 5/24/27 (Reg. S)	EUR	100,000	100,465
2.375% 5/24/30 (Reg. S)	EUR	100,000	98,095
Total Capital International SA 1.491% 4/8/27 (Reg. S)	EUR	100,000	100,646
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	184,528
0.25% 11/25/29 (Reg. S)	EUR	600,000	548,439
0.25% 7/16/35 (Reg. S)	EUR	400,000	308,967
0.875% 5/25/28 (Reg. S)	EUR	400,000	391,212
1.25% 10/21/27 (Reg. S)	EUR	100,000	100,499
1.5% 4/20/32 (Reg. S)	EUR	100,000	96,331
Unibail-Rodamco:
0.75% 10/25/28 (Reg. S)	EUR	200,000	176,075
1% 2/27/27 (Reg. S)	EUR	600,000	574,954
Veolia Environnement SA:
0.892% 1/14/24 (Reg. S)	EUR	1,000,000	1,073,346
1.25% 4/15/28 (Reg. S)	EUR	100,000	97,466
TOTAL FRANCE			25,540,553
Germany - 3.2%
Aareal Bank AG 0.05% 9/2/26 (Reg. S)	EUR	100,000	89,807
Allianz Finance II BV 1.5% 1/15/30 (Reg. S)	EUR	200,000	196,179
Allianz SE:
1.301% 9/25/49 (Reg. S) (b)	EUR	100,000	86,940
4.252% 7/5/52 (Reg. S) (b)	EUR	100,000	101,204
Amprion GmbH 3.45% 9/22/27 (Reg. S)	EUR	100,000	106,840
Aroundtown SA 0.375% 4/15/27 (Reg. S)	EUR	200,000	156,407
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	100,000	111,850
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	259,873
Bayerische Landesbank 1% 12/20/24 (Reg. S)	GBP	800,000	941,536
Berlin Hannoversche Hypothekenbank AG 0.25% 5/19/33 (Reg. S)	EUR	1,020,000	843,752
BMV Finance NV:
0.625% 10/6/23 (Reg. S)	EUR	32,000	34,620
1.5% 2/6/29 (Reg. S)	EUR	86,000	84,716
3.25% 7/22/30 (Reg. S)	EUR	250,000	267,692
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	16,133
Commerzbank AG:
0.01% 3/11/30	EUR	183,000	161,649
0.5% 12/4/26 (Reg. S)	EUR	58,000	56,522
1.25% 1/9/34	EUR	58,000	52,475
1.5% 8/28/28 (Reg. S)	EUR	100,000	97,884
1.875% 2/28/28 (Reg. S)	EUR	100,000	96,739
Daimler International Finance BV:
0.375% 11/8/26 (Reg. S)	EUR	23,000	22,659
1.375% 6/26/26 (Reg. S)	EUR	44,000	44,940
2.625% 4/7/25 (Reg. S)	EUR	472,000	505,197
Deutsche Annington Finance BV:
0.625% 10/7/27 (Reg. S)	EUR	200,000	180,196
0.75% 1/15/24 (Reg. S)	EUR	200,000	213,590
1.625% 4/7/24 (Reg. S)	EUR	400,000	426,034
Deutsche Bahn Finance BV:
0.375% 12/3/26 (Reg. S)	GBP	214,000	227,073
0.625% 12/8/50 (Reg. S)	EUR	144,000	78,831
0.875% 6/23/39 (Reg. S)	EUR	198,000	147,676
1.375% 7/7/25 (Reg. S)	GBP	28,000	32,547
1.875% 2/13/26 (Reg. S)	GBP	171,000	196,517
Deutsche Bank AG:
3 month EURIBOR EURO INTER + 1.870% 1.875% 2/23/28 (Reg. S) (b)(d)	EUR	200,000	192,976
1.375% 9/3/26 (Reg. S) (b)	EUR	200,000	200,324
1.625% 1/20/27 (Reg. S)	EUR	300,000	290,267
2.625% 12/16/24 (Reg. S)	GBP	200,000	235,993
4% 6/24/32 (Reg. S) (b)	EUR	100,000	95,744
Deutsche Borse AG 0.125% 2/22/31 (Reg. S)	EUR	100,000	85,918
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	61,342
DZ HYP AG 0.5% 6/16/26 (Reg. S)	EUR	1,200,000	1,196,116
E.ON International Finance BV:
1% 4/13/25 (Reg. S)	EUR	660,000	685,983
1.5% 7/31/29 (Reg. S)	EUR	115,000	110,318
5.75% 2/14/33 (Reg. S)	EUR	130,000	161,950
E.ON SE:
0.25% 10/24/26 (Reg. S)	EUR	69,000	67,498
0.75% 2/20/28 (Reg. S)	EUR	99,000	95,162
0.875% 8/20/31 (Reg. S)	EUR	100,000	87,958
0.875% 10/18/34 (Reg. S)	EUR	117,000	94,991
3.5% 1/12/28 (Reg. S)	EUR	140,000	151,407
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	100,000	86,750
EnBW International Finance BV 0.5% 3/1/33 (Reg. S)	EUR	81,000	63,644
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	400,000	369,583
Hannover Reuck SE 1.75% 10/8/40 (Reg. S) (b)	EUR	100,000	86,391
KfW:
0% 9/30/26 (Reg. S)	EUR	273,000	268,455
0% 9/15/28 (Reg. S)	EUR	442,000	412,302
0% 9/17/30 (Reg. S)	EUR	261,000	230,249
0.01% 5/5/27 (Reg. S)	EUR	38,000	36,726
0.05% 9/29/34 (Reg. S)	EUR	1,284,000	1,010,194
0.125% 12/30/26 (Reg. S)	GBP	1,064,000	1,122,779
0.625% 2/22/27	EUR	283,000	281,373
0.625% 1/7/28	EUR	1,834,000	1,793,022
0.75% 6/28/28	EUR	72,000	70,219
0.875% 9/15/26 (Reg. S)	GBP	43,000	47,201
0.875% 7/4/39 (Reg. S)	EUR	110,000	86,531
1.375% 12/9/24 (Reg. S)	GBP	151,000	180,025
1.375% 2/2/28	SEK	310,000	26,022
1.5% 7/24/24	AUD	82,000	52,841
3.2% 9/11/26	AUD	118,000	75,470
Landesbank Baden-Wurttemberg 0.375% 5/7/29 (Reg. S)	EUR	100,000	86,227
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	37,845
0.875% 12/15/26 (Reg. S)	GBP	19,000	20,611
1.375% 9/8/25 (Reg. S)	GBP	1,512,000	1,740,525
2.6% 3/23/27 (Reg. S)	AUD	60,000	37,298
LEG Immobilien AG:
0.375% 1/17/26 (Reg. S)	EUR	100,000	97,713
0.875% 1/17/29 (Reg. S)	EUR	100,000	86,820
Mercedes-Benz Group AG:
1.125% 8/8/34 (Reg. S)	EUR	267,000	228,944
1.5% 7/3/29 (Reg. S)	EUR	44,000	43,077
Merck KGaA 1.625% 6/25/79 (Reg. S) (b)	EUR	100,000	103,479
Muenchener Hypothekenbank eG:
0.5% 12/11/24 (Reg. S)	GBP	800,000	937,549
1.875% 8/25/32 (Reg. S)	EUR	60,000	58,945
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/41 (Reg. S) (b)	EUR	100,000	83,106
NRW.BANK 0.875% 4/12/34	EUR	387,000	335,559
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	100,000	111,698
RWE AG:
2.5% 8/24/25 (Reg. S)	EUR	430,000	454,857
2.75% 5/24/30 (Reg. S)	EUR	120,000	120,289
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	22,226
1.75% 2/28/39 (Reg. S)	EUR	23,000	19,679
3% 9/8/33 (Reg. S)	EUR	100,000	105,638
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	33,326
0.375% 1/17/33 (Reg. S)	EUR	200,000	168,448
0.85% 5/22/34 (Reg. S)	EUR	102,000	87,583
Vier Gas Transport GmbH 1.5% 9/25/28 (Reg. S)	EUR	100,000	96,347
Volkswagen Bank GmbH 2.5% 7/31/26 (Reg. S)	EUR	100,000	103,280
Volkswagen Financial Services AG:
0.875% 1/31/28 (Reg. S)	EUR	630,000	587,412
1.5% 10/1/24 (Reg. S)	EUR	36,000	38,047
2.25% 4/12/25 (Reg. S)	GBP	26,000	30,840
3.375% 4/6/28 (Reg. S)	EUR	32,000	33,686
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	108,289
1.625% 1/16/30 (Reg. S)	EUR	45,000	41,887
3.25% 11/18/30 (Reg. S)	EUR	200,000	202,992
4.125% 11/16/38 (Reg. S)	EUR	200,000	208,107
Vonovia SE 1% 6/16/33 (Reg. S)	EUR	400,000	295,924
TOTAL GERMANY			22,720,055
Ireland - 0.1%
AIB Group PLC 4.625% 7/23/29 (Reg. S) (b)	EUR	100,000	107,055
Bank of Ireland Group PLC 1% 11/25/25 (Reg. S) (b)	EUR	100,000	103,647
ESB Finance Ltd. 1.125% 6/11/30 (Reg. S)	EUR	135,000	125,249
TOTAL IRELAND			335,951
Italy - 0.6%
A2A SpA 0.625% 7/15/31 (Reg. S)	EUR	140,000	114,109
ACEA SpA 1.5% 6/8/27 (Reg. S)	EUR	117,000	116,285
Amco - Asset Management Co. SpA 1.375% 1/27/25 (Reg. S)	EUR	110,000	114,087
Assicurazioni Generali SpA:
2.124% 10/1/30 (Reg. S)	EUR	130,000	116,638
5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	109,616
Autostrade per L'italia SpA 1.875% 9/26/29 (Reg. S)	EUR	220,000	201,157
Credit Agricole Italia SpA 0.375% 1/20/32 (Reg. S)	EUR	200,000	164,900
ENEL Finance International NV:
0.375% 6/17/27 (Reg. S)	EUR	220,000	209,343
2.875% 4/11/29 (Reg. S)	GBP	636,000	669,871
Eni SpA:
3.625% 5/19/27 (Reg. S)	EUR	100,000	107,308
4.25% 5/19/33 (Reg. S)	EUR	120,000	129,716
Ferrovie dello Stato FS SpA 1.5% 6/27/25 (Reg. S)	EUR	144,000	149,139
Intesa Sanpaolo SpA:
0.75% 3/16/28 (Reg. S)	EUR	260,000	241,578
2.125% 5/26/25 (Reg. S)	EUR	323,000	337,421
4.875% 5/19/30 (Reg. S)	EUR	100,000	108,914
Mediobanca SpA 1.625% 1/7/25 (Reg. S)	EUR	280,000	292,964
Snam SpA:
0% 5/12/24 (Reg. S)	EUR	110,000	115,862
0.75% 6/20/29 (Reg. S)	EUR	190,000	171,436
Terna - Rete Elettrica Nazionale:
0.375% 6/23/29 (Reg. S)	EUR	120,000	107,167
1.375% 7/26/27 (Reg. S)	EUR	150,000	149,610
UniCredit SpA 2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	493,346
TOTAL ITALY			4,220,467
Japan - 0.0%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	126,520
Korea (South) - 0.0%
Korea Housing Finance Corp. 0.01% 7/7/25 (Reg. S)	EUR	160,000	160,358
Luxembourg - 0.2%
Blackstone Property Partners Europe LP:
1.25% 4/26/27 (Reg. S)	EUR	153,000	133,124
2% 2/15/24 (Reg. S)	EUR	180,000	191,025
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	98,777
Logicor Financing SARL 0.75% 7/15/24 (Reg. S)	EUR	558,000	579,441
Prologis International Funding II SA 1.75% 3/15/28 (Reg. S)	EUR	144,000	138,805
SELP Finance SARL 1.5% 11/20/25 (Reg. S)	EUR	100,000	100,041
TOTAL LUXEMBOURG			1,241,213
Mexico - 0.1%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	96,249
1.5% 3/10/24	EUR	100,000	107,024
2.125% 3/10/28	EUR	200,000	200,851
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	85,305
TOTAL MEXICO			489,429
Multi-National - 0.0%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	149,227
Netherlands - 1.2%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	158,969
0.5% 9/23/29 (Reg. S)	EUR	100,000	86,901
0.6% 1/15/27 (Reg. S)	EUR	300,000	287,327
1.375% 1/12/37 (Reg. S)	EUR	400,000	348,564
4.5% 11/21/34 (Reg. S)	EUR	100,000	110,450
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	2,004,000	1,914,565
3.3% 7/17/28 (Reg. S)	AUD	97,000	60,511
CTP BV 0.75% 2/18/27 (Reg. S)	EUR	108,000	94,434
Eneco Holding NV 0% 11/16/26 (Reg. S)	EUR	117,000	112,502
Euronext NV 1% 4/18/25 (Reg. S)	EUR	240,000	247,034
ING Groep NV:
0.25% 2/18/29 (Reg. S) (b)	EUR	500,000	446,549
1.125% 2/14/25 (Reg. S)	EUR	300,000	311,325
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	396,126
3% 2/18/26 (Reg. S)	GBP	100,000	115,371
4.875% 11/14/27 (Reg. S) (b)	EUR	200,000	219,696
LeasePlan Corp. NV 2.125% 5/6/25 (Reg. S)	EUR	130,000	135,579
Nationale-Nederlanden Bank NV 1% 9/25/28 (Reg. S)	EUR	700,000	677,552
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	748,000	535,133
3.3% 5/2/29 (Reg. S)	AUD	40,000	24,624
NIBC Bank NV 2% 4/9/24 (Reg. S)	EUR	200,000	213,185
NN Group NV 4.625% 1/13/48 (Reg. S) (b)	EUR	180,000	189,247
Rabobank Nederland:
0.25% 10/30/26 (Reg. S)	EUR	500,000	487,903
0.75% 8/29/23 (Reg. S)	EUR	300,000	325,844
1.125% 5/7/31 (Reg. S)	EUR	100,000	87,494
1.25% 3/23/26 (Reg. S)	EUR	79,000	80,899
Royal Schiphol Group NV 2% 4/6/29 (Reg. S)	EUR	117,000	117,166
Shell International Finance BV 0.5% 11/8/31 (Reg. S)	EUR	310,000	260,441
Stellantis NV 2.75% 4/1/32 (Reg. S)	EUR	200,000	192,497
TenneT Holding BV 0.875% 6/16/35 (Reg. S)	EUR	234,000	197,817
TOTAL NETHERLANDS			8,435,705
New Zealand - 0.1%
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	998,000	907,261
Norway - 0.4%
DNB Bank ASA:
0.05% 11/14/23 (Reg. S)	EUR	400,000	430,268
3.125% 9/21/27 (Reg. S) (b)	EUR	170,000	179,634
4% 8/17/27 (Reg. S) (b)	GBP	100,000	116,080
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	218,091
Kommunalbanken A/S:
0.6% 6/1/26	AUD	500,000	295,542
1.5% 12/15/23 (Reg. S)	GBP	100,000	124,576
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	1,151,000	1,082,984
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	273,688
0.75% 5/31/26 (Reg. S)	EUR	100,000	99,718
1.125% 5/31/29 (Reg. S)	EUR	157,000	148,192
TOTAL NORWAY			2,968,773
Portugal - 0.0%
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	97,186
Spain - 0.6%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	407,607
Banco Bilbao Vizcaya Argentaria SA:
2.575% 2/22/29 (Reg. S) (b)	EUR	100,000	106,919
4.375% 10/14/29 (Reg. S)	EUR	300,000	331,848
Banco Santander SA:
0.2% 2/11/28 (Reg. S)	EUR	300,000	273,758
1.375% 1/5/26 (Reg. S)	EUR	300,000	303,877
2.125% 2/8/28 (Reg. S)	EUR	100,000	97,849
3.125% 1/19/27 (Reg. S)	EUR	100,000	103,912
5.75% 8/23/33 (Reg. S) (b)	EUR	100,000	108,317
CaixaBank SA:
0.75% 5/26/28 (Reg. S) (b)	EUR	100,000	93,708
1.5% 12/3/26 (Reg. S) (b)	GBP	200,000	219,254
2.25% 4/17/30 (Reg. S) (b)	EUR	100,000	101,171
2.375% 2/1/24 (Reg. S)	EUR	800,000	864,339
3.75% 2/15/29 (Reg. S) (b)	EUR	100,000	107,470
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	310,561
Iberdrola Finanzas SAU 3.375% 11/22/32 (Reg. S)	EUR	100,000	107,882
Naturgy Finance BV 1.25% 1/15/26 (Reg. S)	EUR	200,000	203,166
Telefonica Emisiones S.A.U. 1.93% 10/17/31 (Reg. S)	EUR	300,000	285,970
TOTAL SPAIN			4,027,608
Sweden - 1.3%
Akelius Residential Property AB 1.125% 3/14/24 (Reg. S)	EUR	297,000	314,305
Fastighets AB Balder 1.25% 1/28/28 (Reg. S)	EUR	108,000	82,057
Heimstaden Bostad Treasury BV:
0.625% 7/24/25 (Reg. S)	EUR	160,000	145,152
1.375% 7/24/28 (Reg. S)	EUR	135,000	98,966
Kommuninvest I Sverige AB:
1% 10/2/24 (Reg. S)	SEK	8,080,000	720,877
1% 5/12/25 (Reg. S)	SEK	9,970,000	874,813
1% 11/12/26 (Reg. S)	SEK	6,710,000	568,969
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	34,899
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	480,271
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	147,510
Sagax AB 2.25% 3/13/25 (Reg. S)	EUR	120,000	123,468
Samhallsbyggnadsbolaget I Norden AB 1% 8/12/27 (Reg. S)	EUR	108,000	75,782
Skandinaviska Enskilda Banken AB:
0.75% 11/15/27 (Reg. S)	EUR	100,000	97,137
1.75% 11/11/26 (Reg. S)	EUR	210,000	212,351
3.25% 5/4/28 (Reg. S)	EUR	250,000	270,601
3.75% 2/7/28 (Reg. S)	EUR	160,000	169,170
Stadshypotek AB:
0.375% 3/13/26 (Reg. S)	EUR	500,000	498,978
1.5% 3/1/24 (Reg. S)	SEK	1,000,000	91,326
1.5% 12/3/24 (Reg. S)	SEK	8,000,000	715,753
Svenska Handelsbanken AB:
1% 4/15/25 (Reg. S)	EUR	220,000	227,483
1.625% 12/15/23 (Reg. S)	GBP	656,000	816,318
1.625% 3/5/29 (Reg. S) (b)	EUR	130,000	137,773
Swedbank AB:
0.3% 5/20/27 (Reg. S) (b)	EUR	240,000	230,461
2.1% 5/25/27 (Reg. S)	EUR	108,000	109,030
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	206,443
1% 9/18/24 (Reg. S)	SEK	800,000	71,508
3.125% 7/5/28 (Reg. S)	EUR	390,000	419,295
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	11,000,000	962,754
Telia Co. AB 0.125% 11/27/30 (Reg. S)	EUR	310,000	260,501
Vattenfall AB 0.125% 2/12/29 (Reg. S)	EUR	108,000	97,582
TOTAL SWEDEN			9,261,533
Switzerland - 0.9%
Demeter Investments BV 2.75% 2/19/49 (Reg. S) (b)	EUR	120,000	114,517
Pfandbrief Schweiz Hypo:
0% 7/29/24 (Reg. S)	CHF	40,000	43,766
0% 8/26/49 (Reg. S)	CHF	520,000	387,393
0.125% 12/19/31 (Reg. S)	CHF	1,270,000	1,239,564
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0% 3/13/28 (Reg. S)	CHF	750,000	769,566
0% 7/25/31 (Reg. S)	CHF	110,000	106,848
0.1% 12/3/31 (Reg. S)	CHF	195,000	189,965
0.5% 11/24/28 (Reg. S)	CHF	40,000	41,724
UBS Group AG:
0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	672,520
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	93,669
1% 3/21/25 (Reg. S) (b)	EUR	300,000	317,277
1% 6/24/27 (Reg. S) (b)	EUR	150,000	144,916
1.25% 4/17/25 (Reg. S) (b)	EUR	1,014,000	1,070,419
1.25% 7/17/25 (Reg. S) (b)	EUR	307,000	320,342
3.25% 4/2/26 (Reg. S) (b)	EUR	605,000	635,670
TOTAL SWITZERLAND			6,148,156
United Kingdom - 1.2%
AA Bond Co. Ltd.:
7.375% 7/31/50 (Reg. S)	GBP	120,000	137,521
8.45% 7/31/50 (Reg. S)	GBP	130,000	159,873
Annington Funding PLC 2.308% 10/6/32 (Reg. S)	GBP	104,000	91,575
Barclays PLC:
3.25% 1/17/33	GBP	299,000	283,909
3.375% 4/2/25 (Reg. S) (b)	EUR	701,000	755,784
BAT Netherlands Finance BV:
3.125% 4/7/28 (Reg. S)	EUR	100,000	103,874
5.375% 2/16/31 (Reg. S)	EUR	110,000	119,721
BP Capital Markets BV 0.933% 12/4/40 (Reg. S)	EUR	290,000	189,211
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	96,374
Heathrow Funding Ltd. 3.661% 1/13/33	CAD	215,000	145,483
HSBC Holdings PLC:
Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (b)(d)	EUR	270,000	299,703
1.5% 12/4/24 (Reg. S) (b)	EUR	930,000	1,003,135
3% 7/22/28 (b)	GBP	110,000	119,782
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	124,750
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	88,963
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	134,055
1.985% 12/15/31 (b)	GBP	104,000	109,086
2.25% 10/16/24	GBP	100,000	120,109
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	431,027
London & Quadrant Housing Trust 2% 3/31/32 (Reg. S)	GBP	112,000	105,226
M&G PLC 5.625% 10/20/51 (Reg. S) (b)	GBP	104,000	116,605
National Grid Electricity Transmission PLC:
0.823% 7/7/32 (Reg. S)	EUR	140,000	116,177
1.375% 9/16/26 (Reg. S)	GBP	200,000	218,884
National Grid PLC 2.179% 6/30/26 (Reg. S)	EUR	430,000	445,095
Nationwide Building Society 0.625% 3/25/27 (Reg. S)	EUR	903,000	881,704
NatWest Group PLC:
3 month EURIBOR EURO INTER + 1.080% 1.75% 3/2/26 (Reg. S) (b)(d)	EUR	110,000	113,901
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	480,273
NatWest Markets PLC 6.375% 11/8/27 (Reg. S)	GBP	280,000	349,019
NIE Finance PLC 2.5% 10/27/25 (Reg. S)	GBP	200,000	230,938
Santander UK PLC 0.05% 1/12/27 (Reg. S)	EUR	200,000	191,723
Segro Capital SARL 1.25% 3/23/26 (Reg. S)	EUR	160,000	158,021
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	101,545
Thames Water Utility Finance PLC 2.375% 4/22/40 (Reg. S)	GBP	190,000	140,123
Vodafone International Financing DAC 3.75% 12/2/34 (Reg. S)	EUR	330,000	348,344
TOTAL UNITED KINGDOM			8,511,513
United States of America - 5.4%
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	639,000	622,771
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	1,223,000	1,142,404
Altria Group, Inc.:
2.2% 6/15/27	EUR	398,000	402,789
3.125% 6/15/31	EUR	174,000	163,282
American Honda Finance Corp. 1.95% 10/18/24	EUR	1,294,000	1,374,989
Apple, Inc. 0.5% 11/15/31	EUR	911,000	799,764
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	98,738
2.9% 12/4/26	GBP	2,720,000	3,072,827
Athene Global Funding 0.832% 1/8/27 (Reg. S)	EUR	140,000	130,660
Bank of America Corp. 0.694% 3/22/31 (Reg. S) (b)	EUR	486,000	418,665
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,553,000	1,568,956
Berkshire Hathaway, Inc. 2.15% 3/15/28	EUR	797,000	808,678
Citigroup, Inc.:
2.75% 1/24/24	GBP	204,000	254,173
4.112% 9/22/33 (Reg. S) (b)	EUR	220,000	234,888
Comcast Corp. 1.875% 2/20/36	GBP	405,000	343,177
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	2,894,000	2,860,405
0.75% 9/18/31	EUR	456,000	393,492
1.35% 9/18/39	EUR	192,000	145,914
Digital Dutch Finco BV 1.5% 3/15/30 (Reg. S)	EUR	100,000	85,477
Digital Intrepid Holding BV 0.625% 7/15/31 (Reg. S)	EUR	100,000	75,623
DXC Technology Co. 1.75% 1/15/26	EUR	914,000	923,516
FedEx Corp. 0.95% 5/4/33	EUR	371,000	297,051
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	758,000	750,600
Fiserv, Inc. 2.25% 7/1/25	GBP	925,000	1,077,166
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	102,300
General Electric Co.:
0.875% 5/17/25	EUR	2,219,000	2,282,144
2.125% 5/17/37	EUR	110,000	94,459
Goldman Sachs Group, Inc.:
1.375% 5/15/24 (Reg. S)	EUR	1,230,000	1,310,898
1.875% 12/16/30 (Reg. S)	GBP	100,000	93,990
2% 11/1/28 (Reg. S)	EUR	51,000	50,217
3.125% 7/25/29 (Reg. S)	GBP	27,000	28,601
3.375% 3/27/25 (Reg. S)	EUR	488,000	525,023
IBM Corp. 1.2% 2/11/40	EUR	272,000	197,196
Illinois Tool Works, Inc. 0.25% 12/5/24	EUR	2,734,000	2,827,312
Johnson Controls International PLC 1.375% 2/25/25	EUR	1,296,000	1,352,579
JPMorgan Chase & Co. 0.389% 2/24/28 (Reg. S) (b)	EUR	792,000	749,360
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	768,000	768,338
McKesson Corp. 3.125% 2/17/29	GBP	573,000	617,459
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	101,271
1.75% 7/2/49 (Reg. S)	EUR	227,000	156,866
Metropolitan Life Global Funding I 1.75% 5/25/25 (Reg. S)	EUR	350,000	364,199
Morgan Stanley:
1.102% 4/29/33 (b)	EUR	243,000	200,855
5.789% 11/18/33 (b)	GBP	170,000	206,587
Nestle Finance International Ltd.:
0% 6/14/26 (Reg. S)	EUR	540,000	532,501
1.25% 11/2/29 (Reg. S)	EUR	30,000	28,883
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	205,958
Philip Morris International, Inc.:
1.45% 8/1/39	EUR	100,000	66,890
2% 5/9/36	EUR	210,000	165,102
PPG Industries, Inc. 0.875% 11/3/25	EUR	744,000	755,145
Procter & Gamble Co.:
1.375% 5/3/25	GBP	221,000	259,697
1.8% 5/3/29	GBP	381,000	400,499
Prologis LP 2.25% 6/30/29	GBP	619,000	629,437
Public Storage 0.875% 1/24/32	EUR	245,000	200,806
Realty Income Corp. 1.75% 7/13/33	GBP	413,000	349,637
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	217,736
The Coca-Cola Co. 0.375% 3/15/33	EUR	906,000	735,116
The Dow Chemical Co. 1.875% 3/15/40	EUR	232,000	175,720
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	102,358
1.875% 10/1/49	EUR	106,000	74,431
Verizon Communications, Inc.:
1.375% 10/27/26	EUR	762,000	767,388
3.375% 10/27/36	GBP	486,000	468,451
4.05% 2/17/25	AUD	680,000	444,340
VF Corp. 0.25% 2/25/28	EUR	606,000	549,518
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	350,000	328,092
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	158,747
WPC Eurobond BV 2.25% 4/9/26	EUR	110,000	111,926
TOTAL UNITED STATES OF AMERICA			37,804,037
TOTAL NONCONVERTIBLE BONDS (Cost $208,718,033)			183,508,269

Government Obligations - 68.3%
		Principal Amount (a)	Value ($)
Australia - 1.9%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	493,000	310,729
0.25% 11/21/25 (Reg. S)	AUD	211,000	128,372
1% 12/21/30 (Reg. S)	AUD	1,482,000	797,303
1.25% 5/21/32	AUD	3,826,000	2,024,062
1.75% 11/21/32 (Reg. S)	AUD	1,280,000	701,815
1.75% 6/21/51 (Reg. S)	AUD	809,000	313,330
2.25% 5/21/28 (Reg. S)	AUD	1,320,000	813,038
2.75% 4/21/24	AUD	30,000	19,731
2.75% 11/21/28	AUD	729,000	457,307
2.75% 11/21/29 (Reg. S)	AUD	1,280,000	793,934
2.75% 5/21/41(Reg. S)	AUD	1,224,000	657,287
3% 3/21/47	AUD	468,000	249,518
3.25% 4/21/25 (Reg. S)	AUD	56,000	36,679
3.25% 4/21/29(Reg. S)	AUD	70,000	44,896
4.5% 4/21/33	AUD	1,080,000	746,387
4.75% 4/21/27(Reg. S)	AUD	2,430,000	1,661,394
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (c)	AUD	2,631,000	1,429,272
3.25% 7/21/26 (Reg. S) (c)	AUD	247,000	159,502
3.25% 7/21/28 (Reg. S) (c)	AUD	154,000	97,777
3.5% 8/21/30 (Reg. S) (c)	AUD	58,000	36,522
Treasury Corp. of Victoria:
0.5% 11/20/25	AUD	110,000	66,833
1.25% 11/19/27	AUD	952,000	557,050
1.5% 11/20/30	AUD	1,347,000	729,432
2.5% 10/22/29	AUD	424,000	252,701
TOTAL AUSTRALIA			13,084,871
Austria - 0.7%
Austrian Republic:
0% 2/20/30 (Reg. S) (c)	EUR	542,000	486,907
0% 10/20/40 (Reg. S) (c)	EUR	628,000	405,901
0.5% 4/20/27 (Reg. S) (c)	EUR	821,000	815,363
0.5% 2/20/29 (Reg. S) (c)	EUR	677,000	644,797
0.75% 10/20/26 (Reg. S) (c)	EUR	185,000	187,395
0.75% 2/20/28 (Reg. S) (c)	EUR	355,000	349,994
0.75% 3/20/51 (Reg. S) (c)	EUR	1,090,000	688,858
0.9% 2/20/32 (Reg. S) (c)	EUR	744,000	683,885
1.2% 10/20/25 (Reg. S) (c)	EUR	77,000	80,368
1.5% 2/20/47 (Reg. S) (c)	EUR	483,000	387,539
2.4% 5/23/34(Reg. S) (c)	EUR	40,000	41,016
3.15% 6/20/44(Reg. S) (c)	EUR	10,000	11,048
4.15% 3/15/37 (c)	EUR	20,000	24,307
TOTAL AUSTRIA			4,807,378
Belgium - 1.3%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (c)	EUR	1,690,000	1,626,868
0% 10/22/31 (c)	EUR	622,000	533,009
0.1% 6/22/30 (Reg. S) (c)	EUR	405,000	365,288
0.35% 6/22/32 (c)	EUR	549,000	475,686
0.4% 6/22/40 (c)	EUR	1,212,000	827,602
0.5% 10/22/24 (Reg. S) (c)	EUR	544,000	571,536
0.8% 6/22/25 (Reg. S) (c)	EUR	105,000	109,330
0.8% 6/22/27 (c)	EUR	39,000	39,116
0.9% 6/22/29 (c)	EUR	1,373,000	1,338,840
1% 6/22/26 (Reg. S) (c)	EUR	161,000	165,539
1.25% 4/22/33 (Reg. S) (c)	EUR	1,521,000	1,421,300
1.4% 6/22/53 (Reg. S) (c)	EUR	982,000	682,518
1.45% 6/22/37 (Reg. S) (c)	EUR	84,000	73,804
1.6% 6/22/47 (c)	EUR	38,000	29,641
1.7% 6/22/50 (c)	EUR	23,000	17,812
1.9% 6/22/38(Reg. S) (c)	EUR	101,000	92,695
2.25% 6/22/57 (Reg. S) (c)	EUR	124,000	106,108
3.3% 6/22/54 (Reg. S) (c)	EUR	110,000	117,471
3.75% 6/22/45(Reg. S)	EUR	20,000	23,214
4% 3/28/32	EUR	30,000	35,227
4.25% 3/28/41 (c)	EUR	195,000	239,422
5.5% 3/28/28	EUR	40,000	48,601
Flemish Community 3.25% 4/5/33 (Reg. S)	EUR	300,000	324,142
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	72,627
TOTAL BELGIUM			9,337,396
Bulgaria - 0.0%
Bulgarian Republic 4.625% 9/23/34(Reg. S)	EUR	190,000	205,703
Canada - 4.1%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	103,043
0.625% 4/18/25 (Reg. S)	EUR	330,000	340,597
2.05% 6/1/30	CAD	260,000	173,250
3.05% 12/1/48	CAD	724,000	450,479
3.1% 6/1/50	CAD	231,000	145,108
British Columbia Province:
2.3% 6/18/26	CAD	210,000	149,228
2.75% 6/18/52	CAD	140,000	83,091
2.95% 6/18/50	CAD	924,000	569,933
Canada Housing Trust No. 1:
1.75% 6/15/30 (c)	CAD	730,000	482,233
1.8% 12/15/24 (c)	CAD	3,265,000	2,357,233
2.1% 9/15/29 (c)	CAD	70,000	47,825
3.15% 9/15/23 (c)	CAD	740,000	556,713
3.6% 12/15/27 (c)	CAD	1,910,000	1,420,198
Canadian Government:
0.25% 3/1/26	CAD	548,000	372,499
0.5% 12/1/30	CAD	161,000	98,807
1% 6/1/27	CAD	58,000	39,532
1.25% 3/1/27	CAD	1,460,000	1,003,501
1.25% 6/1/30	CAD	16,000	10,499
1.5% 9/1/24	CAD	18,000	13,066
1.5% 12/1/31	CAD	480,000	313,976
1.75% 12/1/53	CAD	830,000	461,997
2% 6/1/28	CAD	50,000	35,191
2% 6/1/32	CAD	2,410,000	1,636,271
2% 12/1/51	CAD	410,000	244,604
2.5% 12/1/32	CAD	2,160,000	1,526,819
2.75% 12/1/48	CAD	630,000	443,299
3% 11/1/24	CAD	1,820,000	1,341,353
3.5% 3/1/28	CAD	855,000	640,377
City of Montreal 2.3% 9/1/29	CAD	140,000	94,907
City of Ottawa 4.6% 7/14/42	CAD	70,000	53,803
City of Toronto 2.8% 11/22/49	CAD	180,000	102,755
Manitoba Province:
3.2% 3/5/50	CAD	256,000	162,439
3.4% 9/5/48	CAD	310,000	203,927
New Brunswick Province:
3.05% 8/14/50	CAD	227,000	140,091
3.55% 6/3/43	CAD	100,000	68,121
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	90,092
3.3% 10/17/46	CAD	50,000	31,057
3.7% 10/17/48	CAD	70,000	46,456
Nova Scotia Province 3.15% 12/1/51	CAD	80,000	50,473
Ontario Province:
0.25% 12/15/26 (Reg. S)	GBP	638,000	670,536
0.375% 6/14/24 (Reg. S)	EUR	100,000	105,493
0.375% 4/8/27 (Reg. S)	EUR	283,000	274,692
1.05% 9/8/27	CAD	460,000	306,709
1.75% 9/8/25	CAD	401,000	284,131
2.05% 6/2/30	CAD	59,000	39,365
2.15% 6/2/31	CAD	170,000	112,328
2.3% 9/8/24	CAD	53,000	38,753
2.4% 6/2/26	CAD	49,000	34,936
2.6% 6/2/25	CAD	3,000,000	2,174,969
2.65% 12/2/50	CAD	49,000	28,410
2.7% 6/2/29	CAD	1,703,000	1,199,267
2.8% 6/2/48	CAD	1,868,000	1,124,494
2.9% 6/2/49	CAD	885,000	540,633
3.65% 6/2/33	CAD	1,050,000	769,118
Quebec Province:
0% 10/29/30 (Reg. S)	EUR	1,050,000	899,678
0.5% 1/25/32 (Reg. S)	EUR	330,000	283,597
0.75% 12/13/24 (Reg. S)	GBP	192,000	226,287
1.5% 9/1/31	CAD	1,966,000	1,227,743
1.9% 9/1/30	CAD	131,000	86,113
2.25% 2/22/24	CAD	290,000	215,109
2.25% 9/15/26 (Reg. S)	GBP	112,000	127,684
2.3% 9/1/29	CAD	1,179,000	808,733
2.5% 9/1/26	CAD	423,000	302,184
2.85% 12/1/53	CAD	110,000	66,350
3.1% 12/1/51	CAD	230,000	146,603
3.5% 12/1/45	CAD	130,000	88,855
3.65% 5/20/32	CAD	410,000	302,427
5% 12/1/38	CAD	90,000	74,314
5% 12/1/41	CAD	420,000	351,088
Saskatchewan Province 3.1% 6/2/50	CAD	293,000	184,780
TOTAL CANADA			29,200,222
Chile - 0.1%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	82,224
1.875% 5/27/30	EUR	100,000	95,403
2.3% 10/1/28 (Reg. S) (c)	CLP	245,000,000	264,884
5.1% 7/15/50	CLP	120,000,000	148,232
TOTAL CHILE			590,743
China - 14.5%
Agricultural Development Bank of China 3.3% 11/5/31	CNY	18,910,000	2,686,915
China Development Bank:
2.83% 9/10/26	CNY	59,070,000	8,237,556
3% 1/17/32	CNY	10,000,000	1,388,087
3.34% 7/14/25	CNY	19,020,000	2,674,736
3.41% 6/7/31	CNY	2,540,000	364,116
3.48% 1/8/29	CNY	62,240,000	8,910,707
3.5% 11/4/46	CNY	820,000	119,968
3.68% 2/26/26	CNY	27,100,000	3,856,210
3.7% 10/20/30	CNY	17,030,000	2,485,686
3.8% 1/25/36	CNY	550,000	82,169
Peoples Republic of China:
2.18% 8/25/25	CNY	20,460,000	2,819,081
2.24% 5/25/25	CNY	8,680,000	1,197,829
2.26% 2/24/25	CNY	6,980,000	963,684
2.28% 3/17/24	CNY	14,710,000	2,035,548
2.37% 1/20/27	CNY	5,670,000	781,600
2.44% 10/15/27	CNY	4,120,000	568,397
2.48% 4/15/27	CNY	6,860,000	948,424
2.5% 7/25/27	CNY	21,290,000	2,944,828
2.6% 9/1/32	CNY	15,220,000	2,075,624
2.62% 9/25/29	CNY	13,690,000	1,888,067
2.64% 1/15/28	CNY	20,000,000	2,780,822
2.68% 5/21/30	CNY	1,760,000	243,084
2.7% 11/3/26	CNY	20,270,000	2,827,524
2.75% 6/15/29	CNY	11,830,000	1,644,351
2.75% 2/17/32	CNY	9,650,000	1,334,345
2.76% 5/15/32	CNY	37,100,000	5,127,283
2.79% 12/15/29	CNY	8,320,000	1,156,907
2.8% 3/24/29	CNY	7,560,000	1,055,678
2.8% 11/15/32	CNY	12,110,000	1,681,764
2.84% 4/8/24	CNY	22,610,000	3,138,842
2.88% 2/25/33	CNY	5,620,000	786,378
2.91% 10/14/28	CNY	13,650,000	1,919,758
3.02% 10/22/25	CNY	41,220,000	5,790,925
3.02% 5/27/31	CNY	2,210,000	312,471
3.12% 10/25/52	CNY	8,420,000	1,172,854
3.25% 6/6/26	CNY	18,000,000	2,554,864
3.27% 11/19/30	CNY	54,840,000	7,916,667
3.32% 4/15/52	CNY	19,390,000	2,790,792
3.53% 10/18/51	CNY	2,230,000	331,194
3.81% 9/14/50	CNY	41,140,000	6,383,842
3.86% 7/22/49	CNY	22,330,000	3,485,177
4.12% 8/2/42	CNY	3,320,000	533,407
TOTAL CHINA			101,998,161
Colombia - 0.3%
Colombian Republic:
5.75% 11/3/27	COP	2,000,000,000	412,241
7% 3/26/31	COP	3,780,000,000	762,232
7% 6/30/32	COP	873,300,000	171,200
7.25% 10/18/34	COP	2,346,200,000	451,923
10% 7/24/24	COP	1,080,000,000	258,841
TOTAL COLOMBIA			2,056,437
Croatia - 0.0%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	144,002
2.7% 6/15/28	EUR	200,000	210,743
TOTAL CROATIA			354,745
Cyprus - 0.0%
Republic of Cyprus:
2.25% 4/16/50 (Reg. S)	EUR	189,000	150,813
2.375% 9/25/28 (Reg. S)	EUR	84,000	86,447
2.75% 6/27/24 (Reg. S)	EUR	32,000	34,653
3.75% 7/26/23 (Reg. S)	EUR	44,000	47,889
TOTAL CYPRUS			319,802
Czech Republic - 0.3%
Czech Republic:
0% 12/12/24	CZK	19,800,000	838,037
0.25% 2/10/27	CZK	10,030,000	391,299
1.2% 3/13/31	CZK	5,250,000	190,956
1.25% 2/14/25	CZK	170,000	7,302
1.5% 4/24/40	CZK	10,600,000	314,879
1.75% 6/23/32	CZK	7,650,000	284,299
2% 10/13/33	CZK	2,230,000	82,324
5.7% 5/25/24	CZK	850,000	38,959
TOTAL CZECH REPUBLIC			2,148,055
Denmark - 0.2%
Danish Kingdom:
0.25% 11/15/52 (Reg. S)	DKK	3,501,000	270,420
0.5% 11/15/29(Reg. S)	DKK	5,314,000	678,488
4.5% 11/15/39	DKK	1,760,000	317,679
TOTAL DENMARK			1,266,587
Finland - 0.4%
Finnish Government:
0% 9/15/23 (Reg. S) (c)	EUR	19,000	20,593
0% 9/15/24 (c)	EUR	84,000	87,930
0.125% 4/15/36 (Reg. S) (c)	EUR	452,000	339,228
0.125% 4/15/52 (Reg. S) (c)	EUR	354,000	180,580
0.25% 9/15/40 (Reg. S) (c)	EUR	433,000	294,246
0.5% 4/15/26 (Reg. S) (c)	EUR	44,000	44,701
0.5% 9/15/28 (Reg. S) (c)	EUR	400,000	385,808
0.5% 4/15/43(Reg. S) (c)	EUR	63,000	42,727
1.125% 4/15/34 (Reg. S) (c)	EUR	166,000	149,896
1.5% 9/15/32(Reg. S) (c)	EUR	270,000	260,120
2.625% 7/4/42 (c)	EUR	20,000	20,482
4% 7/4/25 (c)	EUR	710,000	785,079
TOTAL FINLAND			2,611,390
France - 5.7%
French Government:
0% 2/25/25(Reg. S)	EUR	4,883,000	5,044,010
0% 3/25/25(Reg. S)	EUR	14,000	14,431
0% 2/25/26 (Reg. S)	EUR	3,683,000	3,703,058
0% 2/25/27 (Reg. S)	EUR	315,000	308,686
0% 11/25/29 (Reg. S)	EUR	3,307,000	3,017,192
0% 11/25/30 (Reg. S)	EUR	839,000	743,748
0% 11/25/31 (Reg. S)	EUR	747,000	643,544
0% 5/25/32 (Reg. S)	EUR	883,000	748,874
0.25% 11/25/26(Reg. S)	EUR	1,615,000	1,606,091
0.5% 5/25/26	EUR	33,000	33,457
0.5% 5/25/29 (Reg. S)	EUR	1,326,000	1,264,288
0.5% 5/25/40 (Reg. S) (c)	EUR	3,627,000	2,580,561
0.5% 6/25/44(Reg. S) (c)	EUR	770,000	496,966
0.75% 2/25/28(Reg. S)	EUR	3,330,000	3,294,672
0.75% 5/25/28 (Reg. S)	EUR	823,000	810,987
0.75% 5/25/52 (Reg. S)	EUR	2,316,000	1,374,100
0.75% 5/25/53 (Reg. S) (c)	EUR	2,538,000	1,472,735
1% 11/25/25(Reg. S)	EUR	36,000	37,337
1% 5/25/27	EUR	3,126,000	3,165,731
1.25% 5/25/34(Reg. S)	EUR	137,000	125,489
1.25% 5/25/36(Reg. S) (c)	EUR	2,368,000	2,085,934
1.5% 5/25/31(Reg. S)	EUR	2,633,000	2,608,974
1.5% 5/25/50 (Reg. S) (c)	EUR	354,000	268,143
1.75% 6/25/39 (Reg. S) (c)	EUR	655,000	592,676
1.75% 5/25/66 (c)	EUR	33,000	24,534
2% 11/25/32(Reg. S)	EUR	2,970,000	3,003,263
2% 5/25/48 (c)	EUR	124,000	106,839
2.5% 5/25/43(Reg. S) (c)	EUR	500,000	485,077
3% 5/25/33 (Reg. S)	EUR	400,000	438,804
4.75% 4/25/35	EUR	100,000	127,259
TOTAL FRANCE			40,227,460
Germany - 4.8%
Free & Hanseatic City of Hamburg 0.25% 2/18/41 (Reg. S)	EUR	190,000	126,138
Free State of Saxony 0.01% 12/17/35 (Reg. S)	EUR	490,000	364,787
German Federal Republic:
0% 4/11/25 (Reg. S)	EUR	5,000	5,159
0% 10/10/25 (Reg. S) (e)	EUR	4,388,000	4,469,149
0% 4/10/26 (Reg. S)	EUR	2,590,000	2,609,014
0% 8/15/26(Reg. S)	EUR	57,000	57,037
0% 8/15/29(Reg. S) (e)	EUR	4,375,000	4,117,059
0% 2/15/30 (Reg. S)	EUR	451,000	420,001
0% 8/15/30 (Reg. S)	EUR	4,361,000	4,020,778
0% 2/15/32 (Reg. S)	EUR	8,000	7,141
0% 8/15/50	EUR	1,270,000	743,445
0% 8/15/52 (Reg. S)	EUR	200,000	111,633
0.25% 2/15/29	EUR	6,000	5,790
0.5% 2/15/28	EUR	7,000	6,958
1.25% 8/15/48 (e)(f)	EUR	2,043,000	1,768,735
1.8% 8/15/53(Reg. S)	EUR	830,000	791,048
2.1% 11/15/29(Reg. S)	EUR	3,720,000	3,970,163
2.3% 2/15/33(Reg. S)	EUR	2,990,000	3,235,206
2.5% 7/4/44	EUR	20,000	21,994
3.25% 7/4/42 (e)	EUR	2,530,000	3,072,644
4% 1/4/37	EUR	40,000	51,188
4.75% 7/4/40	EUR	20,000	28,539
Land Niedersachsen:
0.01% 11/25/27 (Reg. S)	EUR	430,000	408,056
1.125% 9/12/33 (Reg. S)	EUR	70,000	63,718
Land Nordrhein-Westfalen:
0.2% 3/31/27 (Reg. S)	EUR	1,513,000	1,470,876
0.2% 4/9/30 (Reg. S)	EUR	725,000	654,250
0.2% 1/27/51 (Reg. S)	EUR	50,000	25,081
0.5% 11/25/39 (Reg. S)	EUR	72,000	51,736
0.625% 7/21/31 (Reg. S)	EUR	24,000	21,718
0.8% 7/30/49 (Reg. S)	EUR	104,000	65,981
1.25% 5/12/36 (Reg. S)	EUR	226,000	197,423
1.55% 6/16/48 (Reg. S)	EUR	178,000	140,626
1.65% 2/22/38 (Reg. S)	EUR	607,000	545,264
1.95% 9/26/78 (Reg. S)	EUR	270,000	199,535
TOTAL GERMANY			33,847,870
Hong Kong - 0.0%
Hong Kong Government SAR 1.59% 3/4/36	HKD	1,050,000	103,687
Hungary - 0.2%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	74,176
1.5% 4/22/26	HUF	43,280,000	104,005
1.625% 4/28/32 (Reg. S)	EUR	246,000	203,171
2.5% 10/24/24	HUF	3,780,000	9,991
2.75% 12/22/26	HUF	30,520,000	74,185
3% 6/26/24	HUF	7,530,000	20,509
3% 8/21/30	HUF	64,320,000	146,604
3% 4/25/41	HUF	227,580,000	405,797
4.5% 3/23/28	HUF	112,000,000	286,838
TOTAL HUNGARY			1,325,276
Indonesia - 0.8%
Indonesian Republic:
1.45% 9/18/26	EUR	100,000	100,183
2.15% 7/18/24 (Reg. S)	EUR	129,000	137,517
5.125% 4/15/27	IDR	9,200,000,000	600,140
5.5% 4/15/26	IDR	1,000,000	66
6.375% 4/15/42	IDR	900,000,000	57,956
6.5% 6/15/25	IDR	717,000,000	48,411
6.5% 2/15/31	IDR	4,193,000,000	282,190
7% 9/15/30	IDR	15,924,000,000	1,103,023
7% 2/15/33	IDR	24,508,000,000	1,721,322
7.125% 6/15/42	IDR	2,600,000,000	181,251
7.375% 5/15/48	IDR	8,728,000,000	615,632
7.5% 6/15/35	IDR	1,449,000,000	104,477
7.5% 5/15/38	IDR	1,631,000,000	117,436
7.5% 4/15/40	IDR	9,622,000,000	691,205
8.375% 4/15/39	IDR	1,794,000,000	138,925
TOTAL INDONESIA			5,899,734
Ireland - 0.4%
Irish Republic:
0.2% 5/15/27 (Reg. S)	EUR	225,000	220,614
0.2% 10/18/30 (Reg. S)	EUR	86,000	77,858
0.35% 10/18/32 (Reg. S)	EUR	190,000	165,880
0.4% 5/15/35 (Reg. S)	EUR	355,000	289,207
0.55% 4/22/41 (Reg. S)	EUR	130,000	92,116
0.9% 5/15/28 (Reg. S)	EUR	32,000	31,841
1% 5/15/26(Reg. S)	EUR	188,000	193,743
1.1% 5/15/29 (Reg. S)	EUR	279,000	275,818
1.3% 5/15/33	EUR	570,000	537,867
1.5% 5/15/50 (Reg. S)	EUR	310,000	236,753
1.7% 5/15/37	EUR	380,000	349,256
3.4% 3/18/24 (Reg.S)	EUR	28,000	30,561
TOTAL IRELAND			2,501,514
Israel - 0.3%
Israeli State:
1% 3/31/30	ILS	1,452,000	328,498
1.3% 4/30/32	ILS	840,000	185,214
1.5% 1/16/29 (Reg. S)	EUR	335,000	324,836
1.5% 5/31/37	ILS	1,208,000	242,540
1.75% 8/31/25	ILS	1,890,000	484,050
2.8% 11/29/52	ILS	930,000	193,498
3.75% 3/31/47	ILS	476,000	122,406
TOTAL ISRAEL			1,881,042
Italy - 5.2%
Italian Republic:
0% 12/15/24 (Reg. S)	EUR	3,196,000	3,303,867
0.35% 2/1/25	EUR	191,000	197,523
0.45% 2/15/29(Reg. S)	EUR	190,000	172,984
0.85% 1/15/27 (Reg. S)	EUR	81,000	80,107
0.9% 4/1/31	EUR	82,000	72,048
0.95% 9/15/27 (Reg. S)	EUR	1,948,000	1,900,610
0.95% 8/1/30 (Reg. S)	EUR	142,000	127,648
0.95% 6/1/32 (Reg. S)	EUR	701,000	597,258
1.1% 4/1/27 (Reg. S)	EUR	2,024,000	2,008,977
1.35% 4/1/30 (Reg. S)	EUR	1,950,000	1,820,865
1.45% 11/15/24 (Reg. S)	EUR	245,000	259,139
1.45% 5/15/25	EUR	80,000	83,691
1.45% 3/1/36 (Reg. S) (c)	EUR	1,347,000	1,087,392
1.6% 6/1/26	EUR	179,000	183,873
1.65% 3/1/32 (c)	EUR	575,000	526,297
1.7% 9/1/51 (Reg. S) (c)	EUR	536,000	350,269
1.8% 3/1/41 (Reg. S) (c)	EUR	2,851,000	2,185,983
2.05% 8/1/27	EUR	213,000	218,036
2.1% 7/15/26	EUR	1,186,000	1,233,908
2.15% 9/1/52 (Reg. S) (c)	EUR	962,000	687,188
2.15% 3/1/72 (Reg. S) (c)	EUR	279,000	180,492
2.2% 6/1/27 (Reg. S)	EUR	1,612,000	1,664,242
2.25% 9/1/36 (Reg. S) (c)	EUR	639,000	565,949
2.45% 9/1/33 (c)	EUR	897,000	853,680
2.45% 9/1/50 (Reg. S) (c)	EUR	77,000	60,082
2.5% 12/1/24	EUR	680,000	729,191
2.5% 11/15/25	EUR	2,093,000	2,220,390
2.5% 12/1/32(Reg. S)	EUR	260,000	252,277
2.65% 12/1/27(Reg. S)	EUR	640,000	668,426
2.7% 3/1/47 (c)	EUR	116,000	98,225
2.8% 6/15/29(Reg. S)	EUR	1,740,000	1,800,427
2.95% 9/1/38 (c)	EUR	433,000	407,166
3% 8/1/29	EUR	2,038,000	2,133,910
3.1% 3/1/40 (Reg. S) (c)	EUR	1,208,000	1,139,737
3.35% 3/1/35 (c)	EUR	1,808,000	1,831,828
3.45% 3/1/48 (c)	EUR	261,000	250,410
3.7% 6/15/30 (Reg. S)	EUR	980,000	1,058,885
3.75% 9/1/24	EUR	80,000	87,234
3.85% 12/15/29(Reg. S)	EUR	1,770,000	1,935,407
3.85% 9/1/49 (c)	EUR	679,000	691,141
4.4% 5/1/33(Reg. S)	EUR	760,000	857,731
4.5% 3/1/26 (c)	EUR	50,000	55,553
5% 3/1/25 (c)	EUR	80,000	88,883
5% 8/1/34 (c)	EUR	20,000	23,572
5% 8/1/39 (c)	EUR	20,000	23,701
6.5% 11/1/27	EUR	50,000	60,689
TOTAL ITALY			36,836,891
Japan - 11.3%
Japan Government:
0.005% 5/1/24	JPY	11,000,000	76,326
0.005% 11/1/24	JPY	151,900,000	1,054,547
0.005% 1/1/25	JPY	131,350,000	911,754
0.005% 2/1/25	JPY	305,850,000	2,122,880
0.005% 4/1/25	JPY	205,250,000	1,424,510
0.005% 3/20/27	JPY	121,200,000	841,181
0.005% 6/20/27	JPY	230,000,000	1,595,567
0.1% 9/20/23	JPY	350,000	2,427
0.1% 9/20/24	JPY	30,100,000	209,147
0.1% 12/20/24	JPY	4,300,000	29,889
0.1% 3/20/25	JPY	50,000	348
0.1% 9/20/25	JPY	15,500,000	107,849
0.1% 3/20/26	JPY	19,900,000	138,561
0.1% 9/20/26	JPY	63,300,000	440,825
0.1% 12/20/26	JPY	70,150,000	488,612
0.1% 3/20/27	JPY	295,100,000	2,055,260
0.1% 6/20/27	JPY	32,450,000	225,961
0.1% 9/20/27	JPY	177,000,000	1,231,744
0.1% 9/20/27	JPY	13,700,000	95,338
0.1% 12/20/27	JPY	75,800,000	526,988
0.1% 3/20/28	JPY	53,650,000	372,369
0.1% 6/20/28	JPY	30,400,000	210,977
0.1% 9/20/28	JPY	231,650,000	1,606,355
0.1% 12/20/28	JPY	69,800,000	483,799
0.1% 3/20/29	JPY	23,050,000	159,648
0.1% 6/20/29	JPY	119,650,000	828,176
0.1% 12/20/29	JPY	617,250,000	4,264,049
0.1% 3/20/30	JPY	15,400,000	106,273
0.1% 6/20/30	JPY	393,950,000	2,714,445
0.1% 9/20/30	JPY	210,300,000	1,445,465
0.2% 12/20/27	JPY	169,000,000	1,179,902
0.2% 3/20/32	JPY	28,000,000	192,046
0.2% 6/20/32	JPY	84,300,000	577,273
0.2% 9/20/32	JPY	53,150,000	363,293
0.2% 6/20/36	JPY	340,000,000	2,230,906
0.3% 12/20/25	JPY	821,250,000	5,744,624
0.3% 6/20/39	JPY	158,200,000	1,011,068
0.3% 9/20/39	JPY	56,150,000	357,520
0.3% 12/20/39	JPY	61,650,000	391,228
0.3% 6/20/46	JPY	153,200,000	893,103
0.4% 6/20/25	JPY	12,550,000	87,794
0.4% 9/20/25	JPY	44,650,000	312,734
0.4% 3/20/36	JPY	192,500,000	1,299,827
0.4% 3/20/40	JPY	51,800,000	333,115
0.4% 6/20/40	JPY	10,450,000	67,005
0.4% 9/20/40	JPY	138,350,000	883,678
0.4% 9/20/49	JPY	5,450,000	30,973
0.4% 3/20/50	JPY	35,400,000	199,859
0.4% 3/20/56	JPY	521,900,000	2,762,730
0.5% 3/20/33	JPY	124,950,000	874,178
0.5% 9/20/36	JPY	93,750,000	637,860
0.5% 12/20/38	JPY	15,550,000	103,262
0.5% 3/20/49	JPY	10,450,000	61,448
0.6% 6/20/37	JPY	204,850,000	1,402,341
0.6% 12/20/37	JPY	6,700,000	45,662
0.6% 6/20/50	JPY	27,350,000	162,345
0.7% 3/20/37	JPY	22,050,000	153,275
0.7% 9/20/38	JPY	1,033,250,000	7,088,713
0.7% 6/20/48	JPY	13,100,000	81,896
0.7% 12/20/48	JPY	10,800,000	67,027
0.8% 3/20/42	JPY	149,000,000	1,005,305
0.8% 9/20/47	JPY	10,200,000	65,842
0.9% 6/20/42	JPY	345,000,000	2,364,181
0.9% 9/20/48	JPY	249,150,000	1,626,127
0.9% 3/20/57	JPY	212,650,000	1,315,248
1% 12/20/35	JPY	735,450,000	5,343,232
1% 3/20/52	JPY	170,000,000	1,106,829
1.1% 9/20/42	JPY	219,650,000	1,555,322
1.1% 3/20/43	JPY	90,250,000	636,288
1.2% 3/20/35	JPY	19,650,000	146,112
1.3% 6/20/52	JPY	232,000,000	1,625,294
1.4% 12/20/42	JPY	193,650,000	1,439,139
1.4% 12/20/45	JPY	368,200,000	2,714,593
1.4% 9/20/52	JPY	52,050,000	373,669
1.4% 3/20/53	JPY	87,050,000	624,115
1.4% 3/20/55	JPY	5,500,000	39,309
1.6% 6/20/30	JPY	4,600,000	35,006
1.6% 3/20/33	JPY	4,300,000	33,195
1.6% 12/20/52	JPY	170,150,000	1,279,377
1.9% 3/20/53	JPY	42,450,000	341,018
2% 3/20/42	JPY	110,000,000	898,494
2.3% 5/20/32	JPY	1,000,000	8,125
TOTAL JAPAN			79,943,775
Korea (South) - 2.1%
Korean Republic:
1.125% 9/10/25	KRW	359,480,000	258,018
1.125% 9/10/39	KRW	321,370,000	167,486
1.25% 3/10/26	KRW	2,172,900,000	1,546,410
1.375% 9/10/24	KRW	836,330,000	618,322
1.375% 12/10/29	KRW	41,420,000	27,191
1.375% 6/10/30	KRW	368,030,000	239,401
1.5% 12/10/26	KRW	32,000,000	22,582
1.5% 12/10/30	KRW	1,148,560,000	746,388
1.5% 9/10/40	KRW	2,069,710,000	1,130,739
1.875% 3/10/51	KRW	2,378,220,000	1,232,001
2% 6/10/31	KRW	1,103,570,000	738,418
2% 3/10/49	KRW	381,850,000	207,697
2.125% 6/10/27	KRW	1,520,000,000	1,087,856
2.125% 3/10/47	KRW	29,200,000	16,618
2.25% 6/10/25	KRW	150,000,000	110,694
2.375% 12/10/27	KRW	50,660,000	36,391
2.375% 12/10/28	KRW	514,930,000	365,058
2.375% 12/10/31	KRW	600,000,000	411,071
2.375% 9/10/38	KRW	415,730,000	266,726
2.5% 3/10/52	KRW	1,040,000,000	620,223
2.625% 6/10/28	KRW	940,310,000	679,158
2.625% 3/10/48	KRW	622,670,000	389,251
3.25% 3/10/28	KRW	1,690,020,000	1,258,094
3.25% 6/10/33	KRW	613,510,000	449,899
3.25% 9/10/42	KRW	799,120,000	567,160
3.25% 3/10/53	KRW	1,089,840,000	757,499
3.375% 9/10/23	KRW	41,520,000	31,498
3.375% 6/10/32	KRW	838,210,000	619,507
TOTAL KOREA (SOUTH)			14,601,356
Latvia - 0.1%
Latvian Republic:
1.375% 9/23/25 (Reg. S)	EUR	100,000	103,146
2.875% 4/30/24 (Reg. S)	EUR	319,000	345,197
TOTAL LATVIA			448,343
Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	28,898
2.125% 10/22/35 (Reg. S)	EUR	57,000	52,240
3.875% 6/14/33 (Reg. S)	EUR	90,000	98,640
TOTAL LITHUANIA			179,778
Luxembourg - 0.2%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	35,000	35,777
0% 11/13/26 (Reg. S)	EUR	910,000	889,502
0% 9/14/32 (Reg. S)	EUR	210,000	174,840
TOTAL LUXEMBOURG			1,100,119
Malaysia - 0.7%
Malaysian Government:
3.519% 4/20/28	MYR	3,380,000	720,811
3.582% 7/15/32	MYR	2,240,000	469,553
3.757% 5/22/40	MYR	2,310,000	471,606
3.828% 7/5/34	MYR	420,000	88,612
3.899% 11/16/27	MYR	3,032,000	658,108
3.9% 11/30/26	MYR	2,999,000	649,480
3.906% 7/15/26	MYR	171,000	37,076
4.059% 9/30/24	MYR	219,000	47,347
4.065% 6/15/50	MYR	2,823,000	587,964
4.119% 11/30/34	MYR	831,000	179,857
4.128% 8/15/25	MYR	405,000	87,922
4.504% 4/30/29	MYR	560,000	124,683
4.696% 10/15/42	MYR	950,000	219,378
4.724% 6/15/33	MYR	2,083,000	474,049
4.736% 3/15/46	MYR	90,000	20,637
4.921% 7/6/48	MYR	50,000	11,814
4.935% 9/30/43	MYR	150,000	35,238
TOTAL MALAYSIA			4,884,135
Mexico - 0.9%
United Mexican States:
1.125% 1/17/30	EUR	100,000	89,747
2.125% 10/25/51	EUR	100,000	62,014
2.25% 8/12/36	EUR	130,000	104,495
2.875% 4/8/39	EUR	185,000	151,511
5.5% 3/4/27	MXN	19,600,000	1,016,338
5.75% 3/5/26	MXN	26,769,000	1,425,093
7.5% 6/3/27	MXN	2,000,000	110,969
7.5% 5/26/33	MXN	10,860,000	584,846
7.75% 11/13/42	MXN	5,000,000	262,022
8% 9/5/24	MXN	17,600,000	995,261
8% 11/7/47	MXN	13,363,000	713,258
8.5% 5/31/29	MXN	10,000,000	578,016
TOTAL MEXICO			6,093,570
Multi-National - 0.3%
European Stability Mechanism 0.5% 3/5/29 (Reg. S)	EUR	2,229,000	2,105,916
Netherlands - 1.2%
Dutch Government:
0% 1/15/24(Reg. S) (c)	EUR	15,000	16,072
0% 1/15/27 (Reg. S) (c)	EUR	1,052,000	1,037,261
0% 7/15/30 (Reg. S) (c)	EUR	168,000	152,115
0% 1/15/52 (Reg. S) (c)	EUR	625,000	331,206
0.25% 7/15/25 (c)	EUR	91,000	93,642
0.25% 7/15/29(Reg. S) (c)	EUR	1,336,000	1,259,956
0.5% 7/15/26(Reg. S) (c)	EUR	714,000	723,483
0.5% 7/15/32 (Reg. S) (c)	EUR	1,061,000	956,493
0.5% 1/15/40 (Reg. S) (c)	EUR	1,722,000	1,321,962
0.75% 7/15/27 (Reg. S) (c)	EUR	866,000	870,587
0.75% 7/15/28 (c)	EUR	740,000	731,293
2.5% 1/15/33 (c)	EUR	80,000	85,886
2.5% 7/15/33(Reg. S) (c)	EUR	480,000	512,719
3.75% 1/15/42 (c)	EUR	130,000	162,568
4% 1/15/37 (c)	EUR	30,000	37,168
TOTAL NETHERLANDS			8,292,411
New Zealand - 0.2%
New Zealand Government:
1.5% 5/15/31	NZD	1,322,000	647,629
1.75% 5/15/41	NZD	582,000	225,976
2.75% 4/15/25	NZD	485,000	285,024
2.75% 4/15/37 (Reg. S)	NZD	410,000	200,340
TOTAL NEW ZEALAND			1,358,969
Norway - 0.3%
Kingdom of Norway:
1.5% 2/19/26 (Reg. S) (c)	NOK	9,430,000	823,526
1.75% 3/13/25 (Reg. S) (c)	NOK	7,640,000	684,095
1.75% 2/17/27 (Reg. S) (c)	NOK	8,340,000	720,844
3% 3/14/24 (c)	NOK	220,000	20,346
TOTAL NORWAY			2,248,811
Peru - 0.2%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	550,000	134,146
5.94% 2/12/29	PEN	956,000	258,471
6.15% 8/12/32	PEN	2,364,000	623,033
6.7142% 2/12/55	PEN	500,000	131,677
TOTAL PERU			1,147,327
Poland - 0.4%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	41,933
0.75% 4/25/25	PLN	830,000	186,907
1% 3/7/29 (Reg. S)	EUR	309,000	294,595
1.25% 10/25/30	PLN	396,000	72,477
1.75% 4/25/32	PLN	3,150,000	564,474
2% 3/8/49 (Reg. S)	EUR	17,000	12,430
2.5% 7/25/27	PLN	3,047,000	664,690
2.75% 10/25/29	PLN	2,390,000	501,260
3.875% 2/14/33 (Reg. S)	EUR	220,000	237,920
4% 10/25/23	PLN	97,000	23,690
4% 4/25/47	PLN	96,000	17,922
TOTAL POLAND			2,618,298
Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (c)	EUR	258,000	235,114
0.7% 10/15/27 (Reg. S) (c)	EUR	350,000	347,573
0.9% 10/12/35 (Reg. S) (c)	EUR	734,000	601,132
1% 4/12/52 (Reg. S) (c)	EUR	220,000	131,551
1.65% 7/16/32 (Reg. S) (c)	EUR	3,000	2,894
1.95% 6/15/29 (Reg. S) (c)	EUR	458,000	471,669
2.875% 10/15/25 (Reg. S) (c)	EUR	22,000	23,913
2.875% 7/21/26(Reg. S) (c)	EUR	33,000	35,905
3.875% 2/15/30(Reg. S) (c)	EUR	760,000	872,005
4.125% 4/14/27 (Reg. S) (c)	EUR	524,000	595,061
Portuguese Republic 2.25% 4/18/34 (c)	EUR	260,000	257,381
TOTAL PORTUGAL			3,574,198
Romania - 0.4%
Romanian Republic:
1.375% 12/2/29(Reg. S)	EUR	567,000	478,337
2.125% 3/7/28(Reg. S)	EUR	470,000	444,222
2.5% 10/25/27	RON	2,330,000	434,778
2.875% 5/26/28 (Reg. S)	EUR	32,000	31,232
2.875% 4/13/42(Reg. S)	EUR	60,000	40,183
3.375% 1/28/50 (Reg. S)	EUR	54,000	36,789
3.5% 11/25/25	RON	4,230,000	872,260
3.75% 2/7/34(Reg. S)	EUR	110,000	96,681
4.125% 3/11/39	EUR	145,000	122,794
7.2% 10/30/33	RON	500,000	113,430
TOTAL ROMANIA			2,670,706
Russia - 0.0%
Ministry of Finance of the Russian Federation 7.6% (g)(h)	RUB	4,237,000	2,367
Saudi Arabia - 0.0%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	126,824
Singapore - 0.3%
Republic of Singapore:
, yield at date of purchase 2.3106% to 2.7941% 10/1/51	SGD	330,000	218,070
2.125% 6/1/26	SGD	271,000	193,371
2.25% 8/1/36	SGD	768,000	522,733
2.375% 7/1/39	SGD	325,000	227,964
2.625% 5/1/28	SGD	1,016,000	734,857
2.625% 8/1/32	SGD	310,000	221,190
2.75% 4/1/42	SGD	160,000	121,546
2.75% 3/1/46	SGD	20,000	15,299
TOTAL SINGAPORE			2,255,030
Slovakia - 0.2%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	288,000	274,671
0.25% 5/14/25 (Reg. S)	EUR	84,000	85,861
0.75% 4/9/30 (Reg. S)	EUR	400,000	363,340
1% 10/9/30 (Reg. S)	EUR	110,000	100,097
1.625% 1/21/31 (Reg. S)	EUR	348,000	329,798
1.875% 3/9/37 (Reg. S)	EUR	185,000	159,428
TOTAL SLOVAKIA			1,313,195
Slovenia - 0.1%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	288,000	246,059
1.1875% 3/14/29 (Reg. S)	EUR	110,000	106,593
1.25% 3/22/27 (Reg. S)	EUR	84,000	84,862
1.75% 11/3/40 (Reg. S)	EUR	89,000	73,742
2.125% 7/28/25 (Reg. S)	EUR	64,000	68,571
2.25% 3/3/32 (Reg. S)	EUR	230,000	232,168
3.625% 3/11/33(Reg. S)	EUR	110,000	123,903
TOTAL SLOVENIA			935,898
Spain - 3.6%
Spanish Kingdom:
0% 5/31/24 (c)	EUR	4,000	4,222
0% 5/31/25 (Reg. S) (c)	EUR	920,000	939,921
0% 1/31/26 (c)	EUR	3,427,000	3,432,526
0% 1/31/27 (c)	EUR	880,000	854,426
0% 1/31/28 (c)	EUR	330,000	310,892
0.25% 7/30/24(Reg. S) (c)	EUR	1,340,000	1,409,817
0.5% 4/30/30 (Reg. S) (c)	EUR	143,000	130,225
0.5% 10/31/31 (Reg. S) (c)	EUR	756,000	659,161
0.6% 10/31/29 (Reg. S) (c)	EUR	574,000	533,534
0.7% 4/30/32 (Reg. S) (c)	EUR	140,000	122,650
0.8% 7/30/27 (Reg. S) (c)	EUR	1,203,000	1,190,466
0.85% 7/30/37 (Reg. S) (c)	EUR	1,258,000	956,326
1% 7/30/42(Reg. S) (c)	EUR	171,000	117,256
1% 10/31/50 (Reg. S) (c)	EUR	1,856,000	1,080,399
1.2% 10/31/40 (Reg. S) (c)	EUR	2,179,000	1,618,945
1.25% 10/31/30 (Reg. S) (c)	EUR	1,376,000	1,306,892
1.3% 10/31/26 (c)	EUR	150,000	153,530
1.4% 4/30/28 (Reg. S) (c)	EUR	100,000	100,279
1.45% 10/31/27 (c)	EUR	100,000	101,214
1.45% 4/30/29 (Reg. S) (c)	EUR	2,826,000	2,797,394
1.5% 4/30/27 (Reg. S) (c)	EUR	157,000	160,515
1.6% 4/30/25 (c)	EUR	243,000	256,523
1.85% 7/30/35 (Reg. S) (c)	EUR	480,000	439,036
1.9% 10/31/52 (Reg. S) (c)	EUR	480,000	345,994
1.95% 4/30/26 (Reg. S) (c)	EUR	2,222,000	2,333,965
1.95% 7/30/30 (Reg. S) (c)	EUR	26,000	26,072
2.15% 10/31/25 (Reg. S) (c)	EUR	44,000	46,742
2.35% 7/30/33 (Reg. S) (c)	EUR	292,000	290,304
2.55% 10/31/32(Reg. S) (c)	EUR	2,490,000	2,545,346
2.7% 10/31/48 (c)	EUR	189,000	169,609
3.15% 4/30/33 (Reg. S) (c)	EUR	510,000	545,037
3.45% 7/30/43(Reg. S) (c)	EUR	470,000	486,213
5.15% 10/31/28 (c)	EUR	80,000	95,284
TOTAL SPAIN			25,560,715
Sweden - 0.2%
Sweden Kingdom:
0.5% 11/24/45	SEK	2,680,000	160,084
0.75% 5/12/28	SEK	13,880,000	1,168,505
1.75% 11/11/33(Reg. S)	SEK	2,500,000	215,665
TOTAL SWEDEN			1,544,254
Switzerland - 0.8%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	2,642,000	2,781,696
0% 6/26/34 (Reg. S)	CHF	24,000	24,122
0% 7/24/39 (Reg. S)	CHF	273,000	260,211
0.5% 5/24/55(Reg. S)	CHF	150,000	149,348
1.25% 5/28/26	CHF	1,625,000	1,820,625
1.5% 4/30/42	CHF	200,000	244,274
3.5% 4/8/33	CHF	45,000	62,091
TOTAL SWITZERLAND			5,342,367
Thailand - 0.8%
Kingdom of Thailand:
0.95% 6/17/25	THB	36,870,000	1,013,827
1.45% 12/17/24	THB	5,595,000	155,889
1.6% 12/17/29	THB	12,408,000	332,088
1.6% 6/17/35	THB	14,678,000	366,720
2% 6/17/42	THB	7,800,000	187,942
2.125% 12/17/26	THB	69,582,000	1,950,777
2.75% 6/17/52	THB	13,277,000	334,310
2.875% 6/17/46	THB	9,832,000	262,560
3.3% 6/17/38	THB	13,193,000	390,755
3.4% 6/17/36	THB	3,260,000	97,494
3.65% 6/20/31	THB	2,464,000	75,398
3.775% 6/25/32	THB	13,170,000	408,688
3.85% 12/12/25	THB	1,091,000	31,926
TOTAL THAILAND			5,608,374
United Kingdom - 2.3%
United Kingdom, Great Britain and Northern Ireland:
0.25% 7/31/31 (Reg. S)	GBP	1,617,000	1,482,487
0.375% 10/22/30 (Reg. S)	GBP	1,337,000	1,273,124
0.5% 1/31/29(Reg. S)	GBP	872,000	880,747
0.625% 7/31/35 (Reg. S)	GBP	2,162,000	1,775,538
0.625% 10/22/50 (Reg. S)	GBP	1,885,000	971,134
0.875% 1/31/46 (Reg. S)	GBP	665,000	415,860
1.25% 7/22/27	GBP	42,000	46,321
1.25% 10/22/41 (Reg. S)	GBP	4,399,076	3,351,781
1.25% 7/31/51(Reg. S) (e)	GBP	2,070,000	1,302,594
1.5% 7/22/47	GBP	195,000	139,972
1.625% 10/22/28	GBP	37,000	40,336
1.625% 10/22/54 (Reg. S)	GBP	409,000	279,760
1.75% 9/7/37 (Reg. S)	GBP	227,000	206,037
1.75% 1/22/49(Reg. S)	GBP	742,000	557,771
1.75% 7/22/57 (Reg. S)	GBP	1,444,000	1,017,327
3.25% 1/31/33(Reg. S)	GBP	1,030,000	1,192,686
3.75% 10/22/53(Reg. S)	GBP	840,000	948,157
4.25% 9/7/39	GBP	13,000	16,015
4.25% 12/7/40	GBP	19,000	23,363
4.25% 12/7/55	GBP	30,000	37,424
4.5% 12/7/42	GBP	330,000	418,671
TOTAL UNITED KINGDOM			16,377,105
TOTAL GOVERNMENT OBLIGATIONS (Cost $558,176,222)			480,938,805

Supranational Obligations - 3.9%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	40,193
0.875% 5/24/28	EUR	87,000	84,828
1.1% 12/16/26	AUD	260,000	153,471
1.125% 6/18/25 (Reg. S)	GBP	80,000	92,706
Agence Francaise de Developpement:
0% 3/25/25 (Reg. S)	EUR	1,600,000	1,639,436
0.125% 9/29/31	EUR	200,000	169,010
Asian Development Bank:
1.125% 12/15/25	GBP	32,000	36,292
1.375% 3/7/25	GBP	25,000	29,543
1.625% 1/28/25	CAD	290,000	207,916
2.45% 1/17/24	AUD	65,000	42,791
3.3% 8/8/28 (Reg. S)	AUD	55,000	34,419
3.7% 6/17/25	AUD	430,000	281,243
4.65% 2/16/27	CAD	700,000	534,198
Corporacion Andina de Fomento 1.625% 6/3/25 (Reg. S)	EUR	198,000	204,619
Council of Europe Development Bank 0% 4/9/27 (Reg. S)	EUR	33,000	31,803
European Financial Stability Facility:
0% 10/13/27 (Reg. S)	EUR	85,000	80,942
0.05% 10/17/29 (Reg. S)	EUR	23,000	20,801
0.05% 1/18/52	EUR	225,000	100,604
0.125% 10/17/23 (Reg. S)	EUR	250,000	270,270
0.625% 10/16/26 (Reg. S)	EUR	466,000	466,442
0.7% 1/20/50 (Reg. S)	EUR	176,000	106,016
0.75% 5/3/27 (Reg. S)	EUR	43,000	42,778
0.875% 4/10/35 (Reg. S)	EUR	610,000	517,173
1.25% 5/24/33 (Reg. S)	EUR	299,000	276,002
1.45% 9/5/40 (Reg. S)	EUR	1,125,000	947,314
European Investment Bank:
0% 6/17/27	EUR	215,000	206,960
0% 9/9/30 (Reg. S)	EUR	109,000	95,954
0.01% 5/15/41 (Reg. S)	EUR	330,000	204,629
0.05% 11/15/29 (Reg. S)	EUR	2,750,000	2,487,933
0.05% 10/13/34 (Reg. S)	EUR	1,627,000	1,266,043
0.125% 6/20/29 (Reg. S)	EUR	578,000	530,988
0.375% 7/16/25	EUR	577,000	591,467
0.375% 4/14/26 (Reg. S)	EUR	413,000	415,297
0.875% 12/15/23 (Reg. S)	GBP	145,000	180,246
1% 9/21/26 (Reg. S)	GBP	226,000	249,284
1% 4/14/32	EUR	736,000	677,860
1.125% 4/13/33 (Reg. S)	EUR	265,000	242,508
1.375% 3/7/25 (Reg. S)	GBP	504,000	596,043
1.5% 1/26/24	NOK	740,000	67,747
1.75% 7/30/24 (Reg. S)	CAD	69,000	50,228
1.75% 11/12/26 (Reg. S)	SEK	240,000	20,893
European Stability Mechanism:
0.01% 3/4/30	EUR	35,000	31,204
0.75% 3/15/27	EUR	184,000	183,473
0.75% 9/5/28 (Reg. S)	EUR	48,000	46,470
0.875% 7/18/42 (Reg. S)	EUR	266,000	190,845
1.125% 5/3/32 (Reg. S)	EUR	47,000	43,697
1.2% 5/23/33 (Reg. S)	EUR	37,000	34,044
1.625% 11/17/36 (Reg. S)	EUR	218,000	197,385
1.85% 12/1/55 (Reg. S)	EUR	186,000	145,121
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,440,471
0% 10/4/30 (Reg. S)	EUR	169,000	148,681
0% 7/4/35 (Reg. S)	EUR	1,357,000	1,021,566
0.1% 10/4/40 (Reg. S)	EUR	946,000	612,641
0.3% 11/4/50 (Reg. S)	EUR	442,000	235,778
0.45% 7/4/41 (Reg. S)	EUR	162,000	110,001
0.45% 5/2/46 (Reg. S)	EUR	50,000	30,842
0.8% 7/4/25 (Reg. S)	EUR	1,760,000	1,822,067
0.875% 3/11/37 (Reg. S)	EUR	100,000	81,804
1.125% 4/4/36 (Reg. S)	EUR	94,000	81,381
1.25% 4/4/33 (Reg. S)	EUR	1,418,000	1,309,279
1.25% 2/4/43 (Reg. S)	EUR	172,000	134,870
2% 10/4/27 (Reg. S)	EUR	860,000	894,808
3% 3/4/53 (Reg. S)	EUR	840,000	870,193
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	350,107
1.7% 10/10/24	CAD	100,000	72,298
3.15% 6/26/29	AUD	120,000	73,449
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	1,828,000	1,773,779
0.01% 4/24/28	EUR	687,000	643,554
1% 12/21/29	GBP	248,000	247,238
1.2% 8/8/34	EUR	23,000	20,613
1.8% 7/26/24	CAD	7,000	5,097
2.2% 2/27/24	AUD	207,000	135,708
2.5% 8/3/23	CAD	68,000	51,307
International Development Association 0.7% 1/17/42 (Reg. S)	EUR	207,000	146,441
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	141,670
3.15% 6/26/29 (Reg. S)	AUD	90,000	55,232
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	49,770
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $33,143,555)			27,727,774

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
France - 0.1%
Engie SA:
1.5% (Reg. S) (b)(i)	EUR	300,000	270,464
1.625% (Reg. S) (b)(i)	EUR	300,000	307,633
TotalEnergies SE 2.125% (Reg. S) (b)(i)	EUR	160,000	127,179
Veolia Environnement SA 1.625% (Reg. S) (b)(i)	EUR	100,000	96,485
TOTAL FRANCE			801,761
Germany - 0.0%
Aroundtown SA 3.375% (Reg. S) (b)(i)	EUR	100,000	46,977
Italy - 0.0%
Enel SpA 1.375% (Reg. S) (b)(i)	EUR	150,000	134,815
Eni SpA 3.375% (Reg. S) (b)(i)	EUR	110,000	103,724
TOTAL ITALY			238,539
Spain - 0.1%
Iberdrola Finanzas SAU 1.575% (Reg. S) (b)(i)	EUR	100,000	92,730
Iberdrola International BV:
1.825% (Reg. S) (b)(i)	EUR	100,000	85,055
2.625% (Reg. S) (b)(i)	EUR	100,000	108,108
3.25% (Reg. S) (b)(i)	EUR	100,000	107,091
Repsol International Finance BV 4.247% (b)(i)	EUR	100,000	100,653
TOTAL SPAIN			493,637
United Kingdom - 0.1%
SSE PLC 3.74% (Reg. S) (b)(i)	GBP	216,000	249,561
TOTAL PREFERRED SECURITIES (Cost $1,830,474)			1,830,475

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j) (Cost $4,275,739)	4,274,884	4,275,739

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $806,144,023)	698,281,062
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,840,632
NET ASSETS - 100.0%	704,121,694

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	28	Sep 2023	3,535,357	(49,434)	(49,434)
ICE Long Gilt Contracts (United Kingdom)	12	Sep 2023	1,452,372	(11,724)	(11,724)

TOTAL FUTURES CONTRACTS					(61,158)
The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	217,000	USD	141,655	BNP Paribas S.A.	7/03/23	2,900
CLP	1,443,878,000	USD	1,798,821	Bank of America, N.A.	7/03/23	2,075
CLP	1,443,878,000	USD	1,803,720	State Street Bank and Trust Co	7/03/23	(2,823)
CNY	839,354,000	USD	116,241,137	BNP Paribas S.A.	7/03/23	(504,888)
CNY	839,354,000	USD	116,640,125	BNP Paribas S.A.	7/03/23	(903,875)
CZK	94,000	USD	4,252	State Street Bank and Trust Co	7/03/23	62
EUR	1,931,000	USD	2,076,109	BNP Paribas S.A.	7/03/23	30,998
GBP	737,000	USD	910,860	State Street Bank and Trust Co	7/03/23	25,130
IDR	84,803,400,000	USD	5,634,777	State Street Bank and Trust Co	7/03/23	21,611
IDR	84,803,400,000	USD	5,653,560	State Street Bank and Trust Co	7/03/23	2,828
KRW	18,216,500,000	USD	14,049,870	BNP Paribas S.A.	7/03/23	(224,040)
KRW	18,216,500,000	USD	13,876,066	JPMorgan Chase Bank, N.A.	7/03/23	(50,236)
MYR	23,959,000	USD	5,141,416	Goldman Sachs Bank USA	7/03/23	(8,262)
MYR	23,959,000	USD	5,135,135	Goldman Sachs Bank USA	7/03/23	(1,980)
PEN	4,119,000	USD	1,134,211	Citibank, N. A.	7/03/23	1,204
PEN	4,119,000	USD	1,131,593	State Street Bank and Trust Co	7/03/23	3,821
SEK	259,000	USD	23,996	BNP Paribas S.A.	7/03/23	18
THB	165,816,000	USD	4,702,666	JPMorgan Chase Bank, N.A.	7/03/23	(9,650)
USD	1,782,125	CLP	1,443,878,000	Bank of America, N.A.	7/03/23	(18,771)
USD	1,798,821	CLP	1,443,878,000	State Street Bank and Trust Co	7/03/23	(2,075)
USD	116,241,137	CNY	839,354,000	BNP Paribas S.A.	7/03/23	504,888
USD	119,131,657	CNY	839,354,000	BNP Paribas S.A.	7/03/23	3,395,407
USD	5,662,998	IDR	84,803,400,000	State Street Bank and Trust Co	7/03/23	6,610
USD	5,653,560	IDR	84,803,400,000	State Street Bank and Trust Co	7/03/23	(2,828)
USD	13,876,066	KRW	18,216,500,000	BNP Paribas S.A.	7/03/23	50,236
USD	13,755,777	KRW	18,216,500,000	JPMorgan Chase Bank, N.A.	7/03/23	(70,054)
USD	5,135,135	MYR	23,959,000	Goldman Sachs Bank USA	7/03/23	1,980
USD	5,222,670	MYR	23,959,000	Goldman Sachs Bank USA	7/03/23	89,516
USD	1,109,405	PEN	4,119,000	Citibank, N. A.	7/03/23	(26,009)
USD	1,134,211	PEN	4,119,000	State Street Bank and Trust Co	7/03/23	(1,204)
USD	4,793,791	THB	165,816,000	JPMorgan Chase Bank, N.A.	7/03/23	100,775
AUD	29,771,000	USD	19,732,219	BNP Paribas S.A.	7/05/23	99,733
AUD	31,000	USD	21,082	Brown Brothers Harriman & Co	7/05/23	(431)
AUD	428,615	USD	285,543	State Street Bank and Trust Co	7/05/23	(21)
CAD	122,000	USD	91,364	BNP Paribas S.A.	7/05/23	729
CAD	1,210,000	USD	891,246	Bank of America, N.A.	7/05/23	22,134
CAD	174,000	USD	130,228	JPMorgan Chase Bank, N.A.	7/05/23	1,118
CAD	48,265,768	USD	36,426,995	Royal Bank of Canada	7/05/23	6,874
CAD	144,000	USD	107,310	Royal Bank of Canada	7/05/23	1,390
CAD	1,249,653	USD	943,377	State Street Bank and Trust Co	7/05/23	(64)
CAD	242,000	USD	177,908	State Street Bank and Trust Co	7/05/23	4,768
CAD	299,000	USD	226,734	State Street Bank and Trust Co	7/05/23	(1,031)
CHF	7,524,000	USD	8,373,025	State Street Bank and Trust Co	7/05/23	33,210
CNY	42,266,000	USD	5,841,072	Bank of America, N.A.	7/05/23	(13,128)
COP	8,430,000,000	USD	2,011,319	Citibank, N. A.	7/05/23	9,399
COP	8,430,000,000	USD	2,009,535	Goldman Sachs Bank USA	7/05/23	11,183
DKK	8,792,000	USD	1,284,066	Bank of America, N.A.	7/05/23	4,422
EUR	4,109,000	USD	4,483,893	BNP Paribas S.A.	7/05/23	(152)
EUR	293,591,000	USD	319,603,163	Bank of America, N.A.	7/05/23	763,336
EUR	1,007,000	USD	1,082,405	Bank of America, N.A.	7/05/23	16,433
EUR	869,000	USD	936,149	Bank of America, N.A.	7/05/23	12,104
EUR	290,000	USD	318,744	Brown Brothers Harriman & Co	7/05/23	(2,296)
EUR	1,166,000	USD	1,247,967	Canadian Imperial Bk. of Comm.	7/05/23	24,372
EUR	162,000	USD	176,541	Canadian Imperial Bk. of Comm.	7/05/23	234
EUR	158,000	USD	172,560	Citibank, N. A.	7/05/23	(150)
GBP	33,207,000	USD	41,907,234	BNP Paribas S.A.	7/05/23	265,656
GBP	1,171,000	USD	1,487,252	Citibank, N. A.	7/05/23	(82)
GBP	1,188,000	USD	1,475,431	Royal Bank of Canada	7/05/23	33,329
HKD	3,011,000	USD	384,126	BNP Paribas S.A.	7/05/23	126
HUF	437,127,100	USD	1,277,878	BNP Paribas S.A.	7/05/23	2,554
ILS	6,672,880	USD	1,803,160	Citibank, N. A.	7/05/23	(2,842)
JPY	11,747,838,128	USD	81,109,073	State Street Bank and Trust Co	7/05/23	306,348
MXN	1,951,000	USD	113,404	Brown Brothers Harriman & Co	7/05/23	577
MXN	98,445,000	USD	5,751,076	State Street Bank and Trust Co	7/05/23	224
NOK	25,575,000	USD	2,370,909	State Street Bank and Trust Co	7/05/23	11,795
NZD	2,637,000	USD	1,601,160	Bank of America, N.A.	7/05/23	17,167
PLN	8,338,000	USD	2,041,631	BNP Paribas S.A.	7/05/23	9,058
PLN	6,105,000	USD	1,460,501	HSBC Bank	7/05/23	40,993
RON	6,001,000	USD	1,314,465	Goldman Sachs Bank USA	7/05/23	6,367
RON	539,810	USD	118,775	Goldman Sachs Bank USA	7/05/23	38
SEK	68,586,000	USD	6,324,496	Bank of America, N.A.	7/05/23	34,685
SEK	442,000	USD	41,506	Brown Brothers Harriman & Co	7/05/23	(525)
SGD	3,277,141	USD	2,418,197	State Street Bank and Trust Co	7/05/23	5,007
THB	36,246,000	USD	1,017,103	JPMorgan Chase Bank, N.A.	7/05/23	8,751
USD	253,149	AUD	368,000	BNP Paribas S.A.	7/05/23	8,005
USD	19,343,097	AUD	29,651,000	State Street Bank and Trust Co	7/05/23	(408,917)
USD	1,010,379	CAD	1,358,000	Bank of America, N.A.	7/05/23	(14,720)
USD	87,683	CAD	117,000	JPMorgan Chase Bank, N.A.	7/05/23	(635)
USD	36,052,797	CAD	48,988,000	Royal Bank of Canada	7/05/23	(926,255)
USD	1,913,093	CHF	1,734,000	BNP Paribas S.A.	7/05/23	(24,229)
USD	6,431,025	CHF	5,790,000	HSBC Bank	7/05/23	(37,887)
USD	5,955,827	CNY	42,266,000	BNP Paribas S.A.	7/05/23	127,882
USD	1,863,276	COP	8,430,000,000	Citibank, N. A.	7/05/23	(157,442)
USD	2,011,319	COP	8,430,000,000	Goldman Sachs Bank USA	7/05/23	(9,399)
USD	1,268,830	DKK	8,792,000	Bank of America, N.A.	7/05/23	(19,659)
USD	309,820,940	EUR	288,323,000	Bank of America, N.A.	7/05/23	(4,797,117)
USD	1,347,573	EUR	1,258,000	Bank of America, N.A.	7/05/23	(25,156)
USD	1,630,094	EUR	1,520,000	JPMorgan Chase Bank, N.A.	7/05/23	(28,530)
USD	5,588,621	EUR	5,230,000	Royal Bank of Canada	7/05/23	(118,355)
USD	3,180,104	EUR	2,970,000	State Street Bank and Trust Co	7/05/23	(60,760)
USD	28,556	GBP	23,000	Bank of America, N.A.	7/05/23	(654)
USD	165,227	GBP	132,000	Bank of America, N.A.	7/05/23	(2,413)
USD	25,569	GBP	20,000	Bank of America, N.A.	7/05/23	169
USD	236,698	GBP	190,000	JPMorgan Chase Bank, N.A.	7/05/23	(4,602)
USD	42,929,065	GBP	34,589,000	State Street Bank and Trust Co	7/05/23	(998,965)
USD	445,546	GBP	358,000	State Street Bank and Trust Co	7/05/23	(9,114)
USD	384,628	HKD	3,011,000	State Street Bank and Trust Co	7/05/23	376
USD	1,255,893	HUF	437,353,000	BNP Paribas S.A.	7/05/23	(25,201)
USD	3,222	ILS	12,000	Bank of America, N.A.	7/05/23	(16)
USD	498,863	ILS	1,859,000	Canadian Imperial Bk. of Comm.	7/05/23	(2,688)
USD	1,301,774	ILS	4,820,000	Citibank, N. A.	7/05/23	1,356
USD	68,262	JPY	9,800,000	BNP Paribas S.A.	7/05/23	346
USD	1,692,364	JPY	235,200,000	Canadian Imperial Bk. of Comm.	7/05/23	62,370
USD	82,748,842	JPY	11,502,900,000	Royal Bank of Canada	7/05/23	3,030,903
USD	5,630,685	MXN	100,396,000	Royal Bank of Canada	7/05/23	(234,596)
USD	2,288,173	NOK	25,575,000	Bank of America, N.A.	7/05/23	(94,532)
USD	1,593,579	NZD	2,637,000	Bank of America, N.A.	7/05/23	(24,748)
USD	3,404,445	PLN	14,443,000	Bank of America, N.A.	7/05/23	(147,738)
USD	1,294,016	RON	6,001,000	BNP Paribas S.A.	7/05/23	(26,816)
USD	6,380,064	SEK	69,287,000	State Street Bank and Trust Co	7/05/23	(44,114)
USD	2,430,217	SGD	3,281,000	State Street Bank and Trust Co	7/05/23	4,160
USD	1,048,512	THB	36,246,000	JPMorgan Chase Bank, N.A.	7/05/23	22,657
CNY	40,888,770	USD	5,616,831	Citibank, N. A.	7/06/23	21,856
USD	2,794,661	CNY	20,363,334	Citibank, N. A.	7/06/23	(13,506)
CZK	52,001,525	USD	2,385,557	BNP Paribas S.A.	7/07/23	1,175
USD	2,359,366	CZK	52,242,000	BNP Paribas S.A.	7/07/23	(38,404)
AUD	60,000	USD	40,005	State Street Bank and Trust Co	8/02/23	0
CLP	1,073,258,000	USD	1,334,881	Citibank, N. A.	8/02/23	(1,831)
EUR	1,334,000	USD	1,457,818	Brown Brothers Harriman & Co	8/02/23	40
USD	19,808,456	AUD	29,863,000	BNP Paribas S.A.	8/02/23	(102,787)
USD	784,981	AUD	1,174,000	State Street Bank and Trust Co	8/02/23	2,213
USD	36,570,717	CAD	48,437,000	Royal Bank of Canada	8/02/23	(9,186)
USD	626,822	CAD	830,000	State Street Bank and Trust Co	8/02/23	1
USD	8,349,887	CHF	7,482,000	State Street Bank and Trust Co	8/02/23	(35,670)
USD	1,757,804	CLP	1,413,538,000	State Street Bank and Trust Co	8/02/23	2,105
USD	116,931,284	CNY	840,619,000	BNP Paribas S.A.	8/02/23	649,018
USD	3,239,016	CNY	23,444,000	Bank of America, N.A.	8/02/23	(3,977)
USD	5,867,192	CNY	42,411,000	Bank of America, N.A.	8/02/23	507
USD	2,101,318	COP	8,901,500,000	Goldman Sachs Bank USA	8/02/23	(11,168)
USD	2,392,283	CZK	52,211,000	BNP Paribas S.A.	8/02/23	(1,065)
USD	1,304,173	DKK	8,915,000	Bank of America, N.A.	8/02/23	(4,705)
USD	4,521,730	EUR	4,138,000	BNP Paribas S.A.	8/02/23	(473)
USD	320,840,412	EUR	294,322,000	Bank of America, N.A.	8/02/23	(808,601)
USD	41,912,712	GBP	33,204,000	BNP Paribas S.A.	8/02/23	(265,759)
USD	1,232,220	GBP	970,000	Citibank, N. A.	8/02/23	46
USD	381,953	HKD	2,992,000	BNP Paribas S.A.	8/02/23	(104)
USD	1,288,311	HUF	444,052,000	BNP Paribas S.A.	8/02/23	(1,656)
USD	5,717,079	IDR	86,113,500,000	State Street Bank and Trust Co	8/02/23	(25,314)
USD	1,826,798	ILS	6,755,000	Citibank, N. A.	8/02/23	2,855
USD	81,381,474	JPY	11,737,650,000	State Street Bank and Trust Co	8/02/23	(342,161)
USD	13,826,581	KRW	17,910,400,000	BNP Paribas S.A.	8/02/23	213,782
USD	5,784,822	MXN	99,550,000	State Street Bank and Trust Co	8/02/23	3,126
USD	5,125,469	MYR	23,918,000	Goldman Sachs Bank USA	8/02/23	(9,685)
USD	2,356,863	NOK	25,399,000	State Street Bank and Trust Co	8/02/23	(12,092)
USD	1,580,875	NZD	2,604,000	Bank of America, N.A.	8/02/23	(16,998)
USD	1,164,753	PEN	4,251,000	State Street Bank and Trust Co	8/02/23	(3,741)
USD	2,045,015	PLN	8,364,000	BNP Paribas S.A.	8/02/23	(8,793)
USD	1,325,336	RON	6,056,000	Goldman Sachs Bank USA	8/02/23	(6,356)
USD	135,854	RON	618,000	Goldman Sachs Bank USA	8/02/23	(42)
USD	6,348,394	SEK	68,762,000	Bank of America, N.A.	8/02/23	(35,969)
USD	2,414,496	SGD	3,269,000	State Street Bank and Trust Co	8/02/23	(5,311)
USD	1,014,915	THB	36,098,000	JPMorgan Chase Bank, N.A.	8/02/23	(9,891)
USD	4,634,343	THB	163,013,000	JPMorgan Chase Bank, N.A.	8/02/23	6,474

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,712,325)

Unrealized Appreciation						10,155,595
Unrealized Depreciation						(11,867,920)

For the period, the average contract value for forward foreign currency contracts was $2,359,043,811. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,542,865 or 11.7% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $6,659,614.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $194,806.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,826,784	99,405,913	97,956,958	99,939	-	-	4,275,739	0.0%
Total	2,826,784	99,405,913	97,956,958	99,939	-	-	4,275,739

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	183,508,269	-	183,508,269	-

Government Obligations	480,938,805	-	480,936,438	2,367

Supranational Obligations	27,727,774	-	27,727,774	-

Preferred Securities	1,830,475	-	1,830,475	-

Money Market Funds	4,275,739	4,275,739	-	-
Total Investments in Securities:	698,281,062	4,275,739	694,002,956	2,367
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	10,155,595	-	10,155,595	-
Total Assets	10,155,595	-	10,155,595	-

Liabilities
Futures Contracts	(61,158)	(61,158)	-	-
Forward Foreign Currency Contracts	(11,867,920)	-	(11,867,920)	-
Total Liabilities	(11,929,078)	(61,158)	(11,867,920)	-
Total Derivative Instruments:	(1,773,483)	(61,158)	(1,712,325)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	10,155,595	(11,867,920)
Total Foreign Exchange Risk	10,155,595	(11,867,920)
Interest Rate Risk
Futures Contracts (b)	0	(61,158)
Total Interest Rate Risk	0	(61,158)
Total Value of Derivatives	10,155,595	(11,929,078)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $801,868,284)	$694,005,323
Fidelity Central Funds (cost $4,275,739)	4,275,739

Total Investment in Securities (cost $806,144,023)		$698,281,062
Cash		5
Foreign currency held at value (cost $288,948)		288,758
Receivable for investments sold		11,171,000
Unrealized appreciation on forward foreign currency contracts		10,155,595
Receivable for fund shares sold		10,028,104
Interest receivable		4,427,838
Distributions receivable from Fidelity Central Funds		5,844
Total assets		734,358,206
Liabilities
Payable for investments purchased	$18,184,967
Unrealized depreciation on forward foreign currency contracts	11,867,920
Payable for fund shares redeemed	106,796
Accrued management fee	34,478
Payable for daily variation margin on futures contracts	25,487
Other payables and accrued expenses	16,864
Total Liabilities		30,236,512
Net Assets		$704,121,694
Net Assets consist of:
Paid in capital		$769,726,959
Total accumulated earnings (loss)		(65,605,265)
Net Assets		$704,121,694
Net Asset Value , offering price and redemption price per share ($704,121,694 ÷ 78,103,336 shares)		$9.02

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$18,286
Interest		5,985,908
Income from Fidelity Central Funds		99,939
Total Income		6,104,133
Expenses
Management fee	$201,994
Independent trustees' fees and expenses	1,139
Total expenses before reductions	203,133
Expense reductions	(100)
Total expenses after reductions		203,033
Net Investment income (loss)		5,901,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,995)	(5,947,305)
Forward foreign currency contracts	(9,679,218)
Foreign currency transactions	294,708
Futures contracts	(209,591)
Total net realized gain (loss)		(15,541,406)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $16,858)	8,692,923
Forward foreign currency contracts	21,278,185
Assets and liabilities in foreign currencies	(100,776)
Futures contracts	146,701
Total change in net unrealized appreciation (depreciation)		30,017,033
Net gain (loss)		14,475,627
Net increase (decrease) in net assets resulting from operations		$20,376,727

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,901,100	$7,372,592
Net realized gain (loss)	(15,541,406)	50,724,908
Change in net unrealized appreciation (depreciation)	30,017,033	(128,338,797)
Net increase (decrease) in net assets resulting from operations	20,376,727	(70,241,297)
Distributions to shareholders	(5,684,405)	(5,966,263)

Share transactions
Proceeds from sales of shares	120,096,217	276,251,223
Reinvestment of distributions	5,388,696	5,731,984
Cost of shares redeemed	(62,118,687)	(177,849,202)

Net increase (decrease) in net assets resulting from share transactions	63,366,226	104,134,005
Total increase (decrease) in net assets	78,058,548	27,926,445

Net Assets
Beginning of period	626,063,146	598,136,701
End of period	$704,121,694	$626,063,146

Other Information
Shares
Sold	13,374,105	29,771,106
Issued in reinvestment of distributions	598,744	635,781
Redeemed	(6,931,588)	(19,301,789)
Net increase (decrease)	7,041,261	11,105,098

Fidelity® International Bond Index Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$8.81	$9.98	$10.22	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.079	.113	.079	.054	.010
Net realized and unrealized gain (loss)	.207	(1.193)	(.257)	.372	(.123)
Total from investment operations	.286	(1.080)	(.178)	.426	(.113)
Distributions from net investment income	(.076)	(.090)	(.062)	(.076)	(.009)
Distributions from net realized gain	-	-	-	-	(.008)
Total distributions	(.076)	(.090)	(.062)	(.076)	(.017)
Net asset value, end of period	$9.02	$8.81	$9.98	$10.22	$9.87
Total Return D,E	3.25%	(10.84)%	(1.74)%	4.33%	(1.13)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06% H	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.06% H	.06%	.06%	.06%	.06% H
Net investment income (loss)	1.77% H	1.23%	.79%	.54%	.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$704,122	$626,063	$598,137	$184,632	$16,121
Portfolio turnover rate I	21% H	22%	18%	5%	3% J

A For the period October 10, 2019 (commencement of operations) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity International Bond Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received frocm third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards, futures contracts, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,833,228
Gross unrealized depreciation	(124,283,839)
Net unrealized appreciation (depreciation)	$(107,450,611)
Tax cost	$803,958,190

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,972,552)
Long-term	(2,442,371)
Total capital loss carryforward	$(7,414,923)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity International Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(9,679,218)	$21,278,185
Total Foreign Exchange Risk	(9,679,218)	21,278,185
Interest Rate Risk
Futures Contracts	(209,591)	146,701
Total Interest Rate Risk	(209,591)	146,701
Totals	$(9,888,809)	$21,424,886

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Bond Index Fund	133,021,924	67,441,557
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $100.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity International Bond Index Fund	32%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Bond Index Fund	49%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® International Bond Index Fund	.06%
Actual		$ 1,000	$ 1,032.50	$ .30
Hypothetical- B		$ 1,000	$ 1,024.50	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9896132.103
IBI-SANN-0823
Fidelity SAI International Credit Fund

Semi-Annual Report
June 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 16.6%
Forward foreign currency contracts - (64.8)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 50.9%
		Principal Amount (a)	Value ($)
Australia - 1.3%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	685,000	635,351
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,459,000	1,238,665
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	1,529,000	1,479,643
6.75% 12/2/44 (Reg. S) (b)		298,000	294,275
TOTAL AUSTRALIA			3,647,934
Canada - 0.7%
Royal Bank of Canada 4.125% 7/5/28 (Reg. S)	EUR	1,700,000	1,843,253
Denmark - 2.5%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (b)	GBP	2,330,000	2,473,201
4.75% 6/21/30 (Reg. S) (b)	EUR	3,150,000	3,423,593
Jyske Bank A/S 5% 10/26/28 (b)	EUR	810,000	874,459
TOTAL DENMARK			6,771,253
Finland - 0.7%
Nordea Bank ABP 4.125% 5/5/28 (Reg. S)	EUR	1,745,000	1,884,920
France - 6.4%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		2,230,000	1,857,018
2.5% 3/31/32 (Reg. S) (b)	EUR	1,300,000	1,261,114
4.125% 5/24/33 (Reg. S)	EUR	1,000,000	1,089,978
BPCE SA:
1.5% 1/13/42 (Reg. S) (b)	EUR	2,800,000	2,567,987
4.75% 6/14/34 (Reg. S) (b)	EUR	500,000	546,783
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	600,000	627,884
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S) (b)(d)	GBP	1,200,000	1,500,738
4.875% 10/23/29 (Reg. S)	GBP	500,000	590,375
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	1,000,000	1,132,352
5.7% 5/23/28 (c)		750,000	748,868
6.25% 5/23/33 (c)		1,880,000	1,911,169
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	100,000	106,392
Societe Generale:
4.75% 11/24/25 (c)		255,000	242,884
6.691% 1/10/34 (b)(c)		2,410,000	2,453,538
Technip Energies NV 1.125% 5/28/28	EUR	883,000	820,504
Valeo SA 1% 8/3/28 (Reg. S)	EUR	100,000	88,314
TOTAL FRANCE			17,545,898
Germany - 4.8%
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (b)	EUR	700,000	293,696
5% 4/27/27 (Reg. S) (b)	EUR	100,000	37,974
Bayer AG:
3.75% 7/1/74 (Reg. S) (b)	EUR	168,000	177,966
4.625% 5/26/33 (Reg. S)	EUR	750,000	830,193
Commerzbank AG 8.625% 2/28/33 (Reg. S) (b)	GBP	700,000	853,982
Deutsche Annington Finance BV 5% 10/2/23 (c)		96,000	95,315
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	100,000	100,577
4% 6/24/32 (Reg. S) (b)	EUR	2,500,000	2,393,601
6.125% 12/12/30 (Reg. S) (b)	GBP	1,700,000	1,979,087
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	2,200,000	1,908,509
Robert Bosch GmbH:
4% 6/2/35 (Reg. S)	EUR	1,700,000	1,880,640
4.375% 6/2/43 (Reg. S)	EUR	400,000	446,793
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	500,000	448,865
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	500,000	531,928
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	900,000	892,465
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	284,394
TOTAL GERMANY			13,155,985
Greece - 0.3%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	965,000	931,858
Hong Kong - 0.6%
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (b)		1,828,000	1,537,805
Ireland - 3.6%
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (b)	EUR	244,000	250,198
2.25% 4/4/28 (Reg. S) (b)	EUR	3,392,000	3,355,726
2.875% 5/30/31 (Reg. S) (b)	EUR	995,000	983,628
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (c)		166,000	154,648
4.375% 5/1/26 (c)		11,000	10,278
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	2,494,000	2,362,522
2.029% 9/30/27 (b)(c)		2,880,000	2,489,432
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		441,000	419,606
TOTAL IRELAND			10,026,038
Italy - 0.9%
Enel SpA 3.375% (Reg. S) (b)(e)	EUR	735,000	734,698
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	1,189,000	1,131,627
5.861% 6/19/32 (b)(c)		815,000	740,975
TOTAL ITALY			2,607,300
Luxembourg - 1.7%
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,434,000	4,438,256
1.75% 3/12/29 (Reg. S)	EUR	122,000	98,743
TOTAL LUXEMBOURG			4,536,999
Mexico - 0.5%
Petroleos Mexicanos 6.5% 3/13/27		1,689,000	1,498,988
Netherlands - 3.7%
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		3,590,000	3,374,600
5.75% 8/15/50 (Reg. S) (b)		382,000	367,236
ING Groep NV:
3% 2/18/26 (Reg. S)	GBP	600,000	692,224
4.75% 5/23/34 (Reg. S) (b)	EUR	3,000,000	3,273,842
Rabobank Nederland 4% 1/10/30 (Reg. S)	EUR	1,200,000	1,283,160
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,000,000	1,086,885
TOTAL NETHERLANDS			10,077,947
Poland - 0.2%
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	748,000	621,337
Portugal - 0.1%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	400,000	375,534
Spain - 0.9%
Telefonica Emisiones S.A.U. 5.375% 2/2/26	GBP	515,000	633,912
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	1,700,000	1,829,125
TOTAL SPAIN			2,463,037
Sweden - 0.9%
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,800,000	1,171,130
Samhallsbyggnadsbolaget I Norden AB 1% 8/12/27 (Reg. S)	EUR	1,870,000	1,312,143
TOTAL SWEDEN			2,483,273
Switzerland - 2.3%
UBS Group AG:
1% 3/21/25 (Reg. S) (b)	EUR	605,000	639,843
2.125% 11/15/29 (Reg. S) (b)	GBP	153,000	151,528
4.988% 8/5/33 (Reg. S) (b)		1,330,000	1,232,419
6.537% 8/12/33 (b)(c)		1,115,000	1,142,220
7.375% 9/7/33 (Reg. S) (b)	GBP	1,099,000	1,457,857
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		2,050,000	1,623,949
TOTAL SWITZERLAND			6,247,816
United Kingdom - 15.7%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	600,000	770,893
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	615,000	584,514
Barclays PLC:
3.375% 4/2/25 (Reg. S) (b)	EUR	185,000	199,458
5.262% 1/29/34 (Reg. S) (b)	EUR	1,370,000	1,491,694
7.437% 11/2/33 (b)		1,135,000	1,227,945
8.407% 11/14/32 (Reg. S) (b)	GBP	945,000	1,189,207
BAT Capital Corp. 2.125% 8/15/25	GBP	560,000	643,517
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	1,688,000	1,738,157
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S) (b)	EUR	820,000	897,094
4.856% 5/23/33 (Reg. S) (b)	EUR	1,630,000	1,786,151
6.254% 3/9/34 (b)		1,200,000	1,230,059
7.39% 11/3/28 (b)		460,000	485,476
8.201% 11/16/34 (Reg. S) (b)	GBP	485,000	623,624
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	1,150,000	1,234,639
Imperial Tobacco Finance PLC:
4.875% 6/7/32 (Reg. S)	GBP	1,200,000	1,273,893
8.125% 3/15/24	GBP	510,000	653,299
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	1,200,000	1,479,499
John Lewis PLC 6.125% 1/21/25	GBP	2,031,000	2,478,001
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	1,172,000	1,229,311
4.5% 1/11/29 (Reg. S) (b)	EUR	1,145,000	1,230,550
4.976% 8/11/33 (b)		2,640,000	2,469,459
National Grid Gas Finance PLC 4.25% 7/5/29 (Reg. S)	EUR	1,150,000	1,247,075
Nationwide Building Society 3% 5/6/26 (Reg. S)	GBP	430,000	498,116
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	589,000	615,350
3.619% 3/29/29 (Reg. S) (b)	GBP	1,333,000	1,452,398
7.416% 6/6/33 (Reg. S) (b)	GBP	1,455,000	1,788,020
NatWest Markets PLC 0.125% 11/12/25 (Reg. S)	EUR	345,000	340,707
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	2,006,000	1,879,758
Rolls-Royce PLC 3.375% 6/18/26	GBP	1,620,000	1,811,849
Santander UK Group Holdings PLC 3.625% 1/14/26 (Reg. S)	GBP	550,000	637,869
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	530,000	597,971
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	345,000	362,112
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	1,570,000	1,838,456
Thames Water Utility Finance PLC 4% 6/19/25 (Reg. S)	GBP	520,000	589,848
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	2,182,000	1,800,109
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	765,000	869,537
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	630,000	579,743
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	442,000	503,850
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (b)	GBP	525,000	623,411
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	235,000	248,061
TOTAL UNITED KINGDOM			43,200,680
United States of America - 3.1%
Air Lease Corp. 3.125% 12/1/30		84,000	69,974
American Airlines, Inc. 3.75% 4/15/27		35,458	32,394
Ares Capital Corp.:
2.15% 7/15/26		92,000	79,771
3.25% 7/15/25		115,000	106,369
4.25% 3/1/25		198,000	188,900
Bank of America Corp. 2.3% 7/25/25 (Reg. S)	GBP	545,000	635,001
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	1,069,000	1,199,607
Capital One Financial Corp.:
5.468% 2/1/29 (b)		19,000	18,201
5.817% 2/1/34 (b)		34,000	32,439
Centene Corp.:
4.25% 12/15/27		174,000	162,682
4.625% 12/15/29		124,000	114,134
Citigroup, Inc. 5.875% 7/1/24 (Reg. S)	GBP	500,000	627,292
Discover Financial Services 6.7% 11/29/32		6,000	6,181
Duke Energy Corp. 3.85% 6/15/34	EUR	1,238,000	1,231,305
Ford Motor Credit Co. LLC 6.86% 6/5/26	GBP	1,000,000	1,237,628
General Motors Financial Co., Inc.:
2.25% 9/6/24 (Reg. S)	GBP	540,000	650,084
5.15% 8/15/26 (Reg. S)	GBP	310,000	373,049
Hudson Pacific Properties LP 3.95% 11/1/27		214,000	155,636
Level 3 Financing, Inc. 3.4% 3/1/27 (c)		153,000	129,821
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	385,000	381,821
3.5% 3/15/31		118,000	81,305
NextEra Energy Partners LP 4.25% 9/15/24 (c)		15,000	14,325
Southern Co. 1.875% 9/15/81 (b)	EUR	1,211,000	1,031,897
Western Gas Partners LP 4.3% 2/1/30		115,000	103,253
TOTAL UNITED STATES OF AMERICA			8,663,069
TOTAL NONCONVERTIBLE BONDS (Cost $139,600,572)			140,120,924

U.S. Government and Government Agency Obligations - 19.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 19.2%
U.S. Treasury Bonds:
2.25% 5/15/41	23,900,000	18,406,734
3.25% 5/15/42	580,200	517,738
4% 11/15/42 (f)	6,000,000	5,961,563
6.25% 5/15/30	10,700,000	12,136,977
U.S. Treasury Notes 4.625% 2/28/25	16,000,000	15,875,625

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,480,508)		52,898,637

Foreign Government and Government Agency Obligations - 17.6%
		Principal Amount (a)	Value ($)
Germany - 15.3%
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	12,810,000	11,397,855
1.8% 8/15/53(Reg. S)	EUR	1,650,000	1,572,564
2.5% 3/13/25(Reg. S)	EUR	27,000,000	29,092,940
TOTAL GERMANY			42,063,359
Japan - 2.3%
Japan Government -0.1848% 11/10/23	JPY	936,200,000	6,491,565
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,969,258)			48,554,924

Preferred Securities - 5.6%
		Principal Amount (a)	Value ($)
Australia - 0.4%
QBE Insurance Group Ltd. 5.25% (Reg. S) (b)(e)		1,045,000	966,118
Canada - 0.1%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.8459% (b)(d)(e)		90,000	76,130
4.9% (b)(e)		63,000	59,695
TOTAL CANADA			135,825
Czech Republic - 0.2%
CPI Property Group SA 3.75% (Reg. S) (b)(e)	EUR	1,740,000	635,735
Finland - 0.2%
Citycon Oyj 4.496% (Reg. S) (b)(e)	EUR	637,000	456,386
France - 0.3%
Veolia Environnement SA 2% (Reg. S) (b)(e)	EUR	900,000	822,834
Germany - 1.8%
Aroundtown SA 3.375% (Reg. S) (b)(e)	EUR	2,700,000	1,268,381
AT Securities BV 5.25% (Reg. S) (b)(e)		250,000	109,906
Grand City Properties SA 1.5% (Reg. S) (b)(e)	EUR	800,000	347,951
Volkswagen International Finance NV:
3.375% (Reg. S) (b)(e)	EUR	100,000	105,211
3.748% (Reg. S) (b)(e)	EUR	100,000	96,856
3.875% (Reg. S) (b)(e)	EUR	2,900,000	2,650,886
4.625% (Reg. S) (b)(e)	EUR	351,000	369,144
TOTAL GERMANY			4,948,335
Ireland - 0.4%
AerCap Holdings NV 5.875% 10/10/79 (b)		718,000	686,615
AIB Group PLC 6.25% (Reg. S) (b)(e)	EUR	410,000	422,232
TOTAL IRELAND			1,108,847
Netherlands - 0.0%
Stichting AK Rabobank Certificaten Netherlands Government 10 Year Bond Index + 1.500% 6.5% (Reg. S) (b)(d)(e)	EUR	30,250	30,627
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(e)	EUR	200,000	216,303
Telefonica Europe BV 3.875% (Reg. S) (b)(e)	EUR	400,000	416,026
TOTAL SPAIN			632,329
Sweden - 0.5%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(e)	EUR	275,000	181,634
3.625% (Reg. S) (b)(e)	EUR	2,155,000	1,179,964
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(e)	EUR	647,000	137,288
TOTAL SWEDEN			1,498,886
Switzerland - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (b)(e)(g)		611,000	21,385
UBS Group AG 7% (Reg. S) (b)(e)		250,000	243,622
TOTAL SWITZERLAND			265,007
United Kingdom - 1.4%
Barclays PLC 7.125% (b)(e)	GBP	425,000	490,195
British American Tobacco PLC 3% (Reg. S) (b)(e)	EUR	2,767,000	2,573,295
National Express Group PLC 4.25% (Reg. S) (b)(e)	GBP	340,000	382,491
SSE PLC 3.74% (Reg. S) (b)(e)	GBP	337,000	389,361
TOTAL UNITED KINGDOM			3,835,342
TOTAL PREFERRED SECURITIES (Cost $16,585,400)			15,336,271

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h) (Cost $13,080,696)	13,078,081	13,080,696

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly. (Cost $242,776)	8/16/23	EUR	18,700,000	63,404

For the period, the average monthly notional amount at value for purchased swaptions in the aggregate was $14,818,652.
TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $270,959,210)	270,054,856
NET OTHER ASSETS (LIABILITIES) - 1.9%	5,264,345
NET ASSETS - 100.0%	275,319,201

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	19	Sep 2023	2,398,992	(244)	(244)
Eurex Euro-Bund Contracts (Germany)	3	Sep 2023	437,811	(297)	(297)
Eurex Euro-Schatz Contracts (Germany)	12	Sep 2023	1,372,948	(12,434)	(12,434)
TME 10 Year Canadian Note Contracts (Canada)	97	Sep 2023	8,971,814	(42,692)	(42,692)

TOTAL BOND INDEX CONTRACTS					(55,667)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	24	Sep 2023	1,857,316	(10,430)	(10,430)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	190	Sep 2023	38,635,313	(509,420)	(509,420)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	15	Sep 2023	1,903,594	(4,376)	(4,376)

TOTAL TREASURY CONTRACTS					(524,226)

TOTAL PURCHASED					(579,893)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	62	Sep 2023	7,503,922	51,355	51,355

TOTAL FUTURES CONTRACTS					(528,538)
The notional amount of futures purchased as a percentage of Net Assets is 20.3%
The notional amount of futures sold as a percentage of Net Assets is 2.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $51,969,550.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	706,000	USD	773,093	BNP Paribas S.A.	9/15/23	123
EUR	661,000	USD	726,959	Brown Brothers Harriman & Co	9/15/23	(3,028)
GBP	100,000	USD	126,412	BNP Paribas S.A.	9/15/23	615
GBP	115,000	USD	144,990	Brown Brothers Harriman & Co	9/15/23	1,092
GBP	126,000	USD	160,243	JPMorgan Chase Bank, N.A.	9/15/23	(187)
GBP	125,000	USD	159,428	Royal Bank of Canada	9/15/23	(643)
USD	187,517	AUD	272,000	Bank of America, N.A.	9/15/23	5,948
USD	247,762	CAD	327,000	Royal Bank of Canada	9/15/23	638
USD	126,434,349	EUR	115,002,000	Bank of America, N.A.	9/15/23	483,399
USD	48,117,114	GBP	37,515,000	BNP Paribas S.A.	9/15/23	462,571
USD	6,735,563	JPY	937,600,000	Bank of America, N.A.	9/15/23	162,974

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,113,502

Unrealized Appreciation						1,117,360
Unrealized Depreciation						(3,858)

For the period, the average contract value for forward foreign currency contracts was $127,369,361. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Intesa Sanpaolo SpA	Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,350,000	(59)	3,388	3,329

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,990,491 or 4.4% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,100,909.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	246,880,649	233,799,953	296,907	-	-	13,080,696	0.0%
Total	-	246,880,649	233,799,953	296,907	-	-	13,080,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	140,120,924	-	140,120,924	-

U.S. Government and Government Agency Obligations	52,898,637	-	52,898,637	-

Foreign Government and Government Agency Obligations	48,554,924	-	48,554,924	-

Preferred Securities	15,336,271	-	15,336,271	-

Money Market Funds	13,080,696	13,080,696	-	-

Purchased Swaptions	63,404	-	63,404	-
Total Investments in Securities:	270,054,856	13,080,696	256,974,160	-
Derivative Instruments:

Assets
Futures Contracts	51,355	51,355	-	-
Forward Foreign Currency Contracts	1,117,360	-	1,117,360	-
Total Assets	1,168,715	51,355	1,117,360	-

Liabilities
Futures Contracts	(579,893)	(579,893)	-	-
Forward Foreign Currency Contracts	(3,858)	-	(3,858)	-
Swaps	(59)	-	(59)	-
Total Liabilities	(583,810)	(579,893)	(3,917)	-
Total Derivative Instruments:	584,905	(528,538)	1,113,443	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	63,404	0
Swaps (d)	0	(59)
Total Credit Risk	63,404	(59)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	1,117,360	(3,858)
Total Foreign Exchange Risk	1,117,360	(3,858)
Interest Rate Risk
Futures Contracts (c)	51,355	(579,893)
Total Interest Rate Risk	51,355	(579,893)
Total Value of Derivatives	1,232,119	(583,810)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $257,878,514)	$256,974,160
Fidelity Central Funds (cost $13,080,696)	13,080,696

Total Investment in Securities (cost $270,959,210)		$270,054,856
Foreign currency held at value (cost $2,481,132)		2,477,671
Receivable for investments sold		2,699,961
Unrealized appreciation on forward foreign currency contracts		1,117,360
Dividends receivable		926
Interest receivable		2,755,434
Distributions receivable from Fidelity Central Funds		53,040
Receivable for daily variation margin on futures contracts		118,177
Prepaid expenses		18,728
Receivable from investment adviser for expense reductions		12,393
Other receivables		166
Total assets		279,308,712
Liabilities
Payable for investments purchased	$3,861,515
Unrealized depreciation on forward foreign currency contracts	3,858
Bi-lateral OTC swaps, at value	59
Accrued management fee	88,673
Other payables and accrued expenses	35,406
Total Liabilities		3,989,511
Net Assets		$275,319,201
Net Assets consist of:
Paid in capital		$275,904,299
Total accumulated earnings (loss)		(585,098)
Net Assets		$275,319,201
Net Asset Value , offering price and redemption price per share ($275,319,201 ÷ 27,535,485 shares)		$10.00

Statement of Operations
		For the period March 1, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Investment Income
Dividends		$296,377
Interest		2,255,095
Income from Fidelity Central Funds		296,907
Income before foreign taxes withheld		$2,848,379
Less foreign taxes withheld		(434)
Total Income		2,847,945
Expenses
Management fee	$225,566
Custodian fees and expenses	5,239
Independent trustees' fees and expenses	91
Registration fees	14,474
Audit	29,786
Legal	2
Miscellaneous	317
Total expenses before reductions	275,475
Expense reductions	(39,630)
Total expenses after reductions		235,845
Net Investment income (loss)		2,612,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	256,873
Forward foreign currency contracts	(4,344,392)
Foreign currency transactions	361,535
Futures contracts	1,081,054
Swaps	(933)
Total net realized gain (loss)		(2,645,863)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(904,354)
Forward foreign currency contracts	1,113,502
Assets and liabilities in foreign currencies	28,625
Futures contracts	(528,538)
Swaps	3,329
Total change in net unrealized appreciation (depreciation)		(287,436)
Net gain (loss)		(2,933,299)
Net increase (decrease) in net assets resulting from operations		$(321,199)

Statement of Changes in Net Assets

For the period March 1, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,612,100
Net realized gain (loss)	(2,645,863)
Change in net unrealized appreciation (depreciation)	(287,436)
Net increase (decrease) in net assets resulting from operations	(321,199)
Distributions to shareholders	(263,899)

Share transactions
Proceeds from sales of shares	275,640,551
Reinvestment of distributions	263,899
Cost of shares redeemed	(151)

Net increase (decrease) in net assets resulting from share transactions	275,904,299
Total increase (decrease) in net assets	275,319,201

Net Assets
Beginning of period	-
End of period	$275,319,201

Other Information
Shares
Sold	27,509,500
Issued in reinvestment of distributions	26,000
Redeemed	(15)
Net increase (decrease)	27,535,485

Fidelity SAI International Credit Fund

Six months ended (Unaudited) June 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.152
Net realized and unrealized gain (loss) D	(.131)
Total from investment operations	.021
Distributions from net investment income	(.021)
Total distributions	(.021)
Net asset value, end of period	$10.00
Total Return E,F	.21%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I
Expenses net of fee waivers, if any	.42% I,J
Expenses net of all reductions	.42% I,J
Net investment income (loss)	4.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$275,319
Portfolio turnover rate K,L,M	20%

A For the period March 1, 2023 (commencement of operations) through June 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount not annualized.

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1.   Organization.
Fidelity SAI International Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,181,170
Gross unrealized depreciation	(3,977,691)
Net unrealized appreciation (depreciation)	$203,479
Tax cost	$270,439,670

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI International Credit Fund
Credit Risk
Purchased Options	$39,334	$(179,372)
Swaps	(933)	3,329
Total Credit Risk	38,401	(176,043)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(4,344,392)	1,113,502
Total Foreign Exchange Risk	(4,344,392)	1,113,502
Interest Rate Risk
Futures Contracts	1,081,054	(528,538)
Total Interest Rate Risk	1,081,054	(528,538)
Totals	$(3,224,937)	$408,921

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Credit Fund	212,326,744	34,402,813
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI International Credit Fund	2,565,606	25,630,401
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Credit Fund	$14
8.   Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .41% of average net assets. This reimbursement will remain in place through April 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $39,630.
9.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI International Credit Fund	100%
10.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to June 30, 2023). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value June 30, 2023	Expenses Paid During Period

Fidelity SAI International Credit Fund	.42%
Actual		$ 1,000	$ 1,002.10	$ 1.41 C
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.11 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 122 / 365 (to reflect the period March 1, 2023 to June 30, 2023).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Credit Fund
At its November 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations   capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services . The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance . The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio .   In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.41% through April 30, 2024.
Based on its review, the Board concluded the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing each fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9908915.100
ICR-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023